[LOGO] American Funds

                          AMERICAN PERFORMANCE FUNDS

                    The Right Fit For Your Investment Goals

[LOGO] American Funds


                                MIDYEAR REPORT

                               February 28, 2002

LETTER FROM THE CHAIRMAN AND INVESTMENT ADVISER

Dear Shareholders:

We are pleased to provide you with this semiannual report for the American Performance Funds. You will find comments from your portfolio managers regarding your Fund's investment strategy and performance for the six-month period ended February 28, 2002.

In the face of adversity, optimism prevails

The last six months demonstrated that despite terrorism, war, recession and corporate bankruptcies, the U.S. financial markets and well-diversified investors would persevere.

The period got off to a shocking start, as terrorism hit U.S. soil on September 11, 2001. The fallout from the terrorist attacks pushed the already-struggling U.S. economy into a tailspin, and led to significant declines in the financial markets. Uncertainty prevailed, and nervous investors avoided all but the highest-quality fixed-income investments.

Nevertheless, in a show of amazing resilience, the economy and financial markets reacted favorably to continued support from the Federal Reserve Board (the "Fed") and appeared to be back on track by the end of 2001. Then, the Enron debacle surfaced. The bankruptcy of one of the largest U.S. corporations and the revelation that questionable accounting practices may have prompted it unnerved investors. Stocks and corporate bonds suffered, as investors worried that similar accounting issues would emerge within other corporations. By the end of the six-month period, these fears had subsided, and the markets once again were getting back on track.

Focus, discipline remain keys to success

The events of the last six months showed us that maintaining a diversified investment portfolio and staying committed to a long-term plan were important strategies in navigating the markets' choppy waters. Investors who stayed the course and remained focused on long-term results rather than short-term volatility saw the financial markets bounce back and recover from their bouts of fear and uncertainty.

Clearly, the markets are not out of the woods yet. And investors likely will face continued volatility in the months to come, as the economy slowly resumes growing, corporate earnings gradually improve, and worldwide political and military actions unfold. Such conditions call for broad portfolio diversification and a long-term perspective on performance. Over time, we believe the financial markets will continue to reward patient, disciplined investors.

Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
For more complete information on any of the Funds, including fees, expenses and sales charges, please call 1-800-762-7085 for a prospectus. This material is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus, which contains more complete information on any of the Funds, including fees, expenses and sales charges.
The American Performance Funds are distributed by BISYS Fund Services, Limited Partnership.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Bank of Oklahoma, N.A., any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

Our thanks to you

We appreciate your ongoing confidence in the American Performance Funds. We look forward to continuing to help you achieve your investment goals with a full-service fund family that seeks to provide attractive, consistent long-term performance.

As always, if you have any questions about the American Performance Funds, please call us at 1-800-762-7085, or visit us on the Web at http://www.apfunds.com. Please read the prospectus carefully.

Sincerely,

/s/ Walter B. Grimm

Walter B. Grimm
Chairman
American Performance Funds

/s/ James L. Huntzinger

James L. Huntzinger
Chief Investment Officer
Investment Concepts, Inc.

AMERICAN PERFORMANCE MONEY MARKET FUNDS

Money market investors continued to face a challenging environment in which interest rates were declining. In the final four months of 2001, the Fed cut interest rates four times. This brought the total number of rate cuts for 2001 to 11, and pushed the federal funds rate down to 1.75%.

We believe the Fed will remain on the sidelines for the near term, as the economy pulls itself out of the short-lived recession. We feel growth is likely to resume, but the pace may be slow. This, coupled with low inflation, should keep money market rates stable over the next several months. We think the Fed's next move will be a rate increase, but we do not expect that to happen until the end of the year.

The American Performance Cash Management Fund

The past six months represented one of the worst credit environments in years. Dozens of firms lost their "prime-one" commercial paper ratings, and the supply of commercial paper declined significantly.

These credit quality and supply concerns, coupled with a declining interest rate environment, created a challenging climate for money market investors. Our strategy was to capture higher yields from longer-term money market securities, thus extending the Fund's weighted average maturity. We invested in fixed- and floating-rate securities to generate an attractive yield without sacrificing quality.

We think the economy is on the road to recovery, but the journey may be slow. As such, it may take a while for the credit environment to improve and for the supply of commercial paper to increase. We will remain focused on high-quality securities, and we will continue to strive for attractive yields by investing in a blend of fixed- and variable-rate securities.

The American Performance U.S. Treasury Fund

Despite the economic environment over the past six months, the Fund maintained its AAA-rating--the highest available--from Standard & Poor's and Moody's Investors Service./1 /

In our effort to generate an attractive yield for Fund investors, we focused on investing in high-quality overnight repurchase agreements. In general, the yields on these securities were higher than yields available on most short-term U.S. Treasury bills.

Looking ahead, we feel repurchase agreements should afford the Fund continued flexibility, which we believe will be important as we look for opportunities to extend the Fund's weighted average maturity and increase the Fund's yield.

Past performance is not predictive of future results.
/1/ The American Performance U.S. Treasury Fund is AAA rated by Standard & Poor's and Moody's Investor Service. This rating is historical and is based upon the Fund's credit quality, market exposure and management.
An investment in the money market funds is not insured or guaranteed by the FDIC or any other government agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

THE AMERICAN PERFORMANCE INTERMEDIATE TAX-FREE BOND FUND

For the most part, performance in the tax-exempt market was similar to that of the taxable Treasury market until November and December. The municipal market usually experiences year-end tax-loss selling in these two months, but the selling in 2001 was particularly strong, effectively wiping out all of the gains accumulated in the previous 10 months of 2001. On the bright side, the market bounced back nicely in the first two months of 2002, and municipals generally outperformed their taxable counterparts.

Credit quality issues also surfaced during the period. Until mid-2001, credit trends in the municipal market had been improving, as sales tax receipts continued to increase, boosting the coffers and budgets of government entities. Nevertheless, as the economy started to falter, municipalities began feeling the effects of slowing growth and lower tax revenues. Faced with big budgets and decreasing funds, many municipalities have been experiencing credit downgrades. We believe this is a trend that may continue for a couple of years.

For the six-month period ended February 28, 2002, the American Performance Intermediate Tax-Free Bond Fund posted a total return of 1.68% (without sales charge)./+/ The Fund's benchmark, the Lehman Brothers Municipal Bond Index, posted a total return of 1.59% for the period.

We continued to pursue a strategy designed around a declining interest rate environment. We believed that the fears of a rapidly growing economy and a swift-acting Fed were overblown. As such, we maintained an aggressive stance with a relatively long average maturity of more than nine years. At the same time, we continued to focus on high-quality municipal bonds and those with insurance protection. This strategy helped us avoid the issue of declining credit ratings.

With our outlook for steady but slow economic growth, we continued to lengthen the Fund's average maturity. By February 28, 2002, the Fund's effective maturity was 5.6 years./1/

The Fund's average credit quality remained high, ending the quarter at AA1. Securities rated AAA comprised 75.8% of the Fund's portfolio on February 28, 2002; while those rated AA comprised 16.8% and those rated A comprised 7.4%./1/

What is your outlook for the market?

We continue to believe that the fixed-income markets are overreacting to the potential for strong economic growth and an aggressive rate-tightening campaign from the Fed. In fact, we expect interest rates to trend back down over the next several months, and we continue to position the Fund to take advantage of that scenario. We look for the economy to rebound, but we think growth will come at a more muted pace than the market foresees. We believe that growth will be slow and steady and inflation will actually decline, which we feel should prevent the Fed from embarking on a tightening campaign for several months.

 AVERAGE ANNUAL TOTAL RETURN

                         2/28/02         Load* No-Load
                         -----------------------------
                         1 Year          2.80%   5.46%
                         -----------------------------
                         5 Year          4.74%   5.26%
                         -----------------------------
                         Since Inception 5.63%   5.91%
                         (5/29/92)

                                     [CHART]

VALUE OF A $10,000 INVESTMENT

                 Intermediate       Intermediate
                Tax-Free Bond      Tax-Free Bond       Lehman Brothers
                Fund (No-Load)      Fund (Load)*      Municipal Bond Index
                --------------     ---------------   ----------------------
5/29/92           $10,000.00         $9,699.00            $10,000.00
8/92               10,314.00         10,004.00             10,370.40
8/93               11,506.00         11,160.00             11,634.74
8/94               11,709.00         11,357.00             11,651.67
8/95               12,601.00         12,222.00             12,685.14
8/96               13,065.00         12,673.00             13,349.60
8/97               13,952.00         13,532.00             14,585.01
8/98               14,967.00         14,517.00             15,846.75
8/99               14,984.00         14,534.00             15,925.69
8/00               15,860.00         15,383.00             17,004.69
8/01               17,219.00         16,701.00             18,740.00
2/28/02            17,508.00         16,559.00             19,038.00

* Reflects 2.50% maximum sales charge.

Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
+ With the maximum sales charge of 2.50%, the Fund's return for the period was -0.85%.
/1/ The composition of the Fund's portfolio is subject to change.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.
The performance of the American Performance Intermediate Tax-Free Bond Fund is measured against the Lehman Brothers Municipal Bond Index, an unmanaged index that is considered to be representative of the performance of the municipal bond market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

THE AMERICAN PERFORMANCE SHORT-TERM INCOME FUND

For the most part, interest rates continued to decline during the period, with the greatest movement occurring at the short end of the yield curve. The lower rate environment primarily was due to the Fed, which continued cutting interest rates during the final four months of 2001. By year-end, the Fed had cut rates 11 times and lowered the federal funds rate to 1.75%.

We feel the corporate bond market suffered somewhat in the final months of the period, due to fears of widespread accounting abuses in the wake of the Enron scandal. Investors turned their attention to Treasury and mortgage securities, where high credit quality and the absence of accounting concerns yielded advantages. Investors also favored the mortgage sector for its yield advantages over Treasuries and corporate bonds.

For the six-month period ended February 28, 2002, the American Performance Short-Term Income Fund posted a total return of 3.24% (without sales charge)./+/ This compares favorably to the total return of 1.71% for the Fund's peer group, the Lipper Short Investment-Grade Debt Funds Index/2/ and the Fund's benchmark, the Merrill Lynch 1-5 Year Government/Corporate Index, showed a total return of 3.09%.

As the stock market started to rally in October and November, the bond market began to decline, due to investors' worries that a pending economic recovery would lead to higher interest rates. Although we agreed that an economic recovery was likely, we did not share the market's sentiment that the recovery would be so strong that the Fed would have to start raising rates right away. We felt that economic growth would resume slowly, which would keep the Fed on neutral ground for the time being. We also believed that inflation would continue its downward trend, which would help support lower bond yields. Therefore, we felt that too much pessimism was priced into the bond market, and we attempted to take advantage of that with a bullish strategy of purchasing undervalued bonds.

As of February 28, 2002, approximately 53.4% of the Fund's net assets was invested in mortgage-backed securities, 31.9% in U.S. Treasury securities and the remainder of the portfolio was in asset-backed securities, corporate bonds, government agencies and cash equivalents. The Fund's effective maturity and effective duration were 2.84 and 2.08 years, respectively. The average credit quality of the portfolio remained high, ending the year at AAA./1/

What is ahead for the market?

We continue to believe that the bond market's outlook for strong economic growth and higher interest rates is unrealistic. In fact, we expect interest rates to trend back down over the next several months, and we continue to position the Fund to take advantage of that scenario. We think that economic growth will resume, but we expect growth to come more slowly than the bond market foresees. We believe that a slow-growth, low-inflation environment should prevent the Fed from hiking short-term interest rates for several months.

 AVERAGE ANNUAL TOTAL RETURN

                         2/28/02         Load* No-Load
                         -----------------------------
                         1 Year          4.70%   6.87%
                         -----------------------------
                         5 Year          6.70%   7.13%
                         -----------------------------
                         Since Inception 6.36%   6.65%
                         (10/19/94)

                                     [CHART]


                     Short-Term        Short-Term         Merrill Lynch
                    Income Fund       Income Fund       1-5 Yr. U.S. Govt.
                     (No-Load)           (Load)*           Corp. Index
                    -----------       -----------       ----------------
10/19/94             10,000.00          9,804.00           10,000.00
8/95                 10,481.00         10,276.00           10,878.91
8/96                 10,967.00         10,752.00           11,417.28
8/97                 11,828.00         11,596.00           12,287.17
8/98                 12,830.00         12,578.00           13,287.01
8/99                 13,300.00         13,040.00           13,729.70
8/00                 14,222.00         13,943.00           14,547.92
8/01                 15,556.00         15,251.00           16,141.30
2/28/02              16,060.00         15,429.00           16,640.00


* Reflects 2.00% maximum sales charge.

Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
+ With the maximum sales charge of 2.00%, the Fund's return for the period was 1.17%.
/1/ The composition of the Fund's portfolio is subject to change.
/2/ The Lipper Short Investment-Grade Debt Funds Index consists of managed funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.
The performance of the American Performance Short-Term Income Fund is measured against the Merrill Lynch 1-5-Year U.S. Government/Corporate Index, an unmanaged index considered to be representative of the performance of investment-grade bonds with maturities of less than five years. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE AMERICAN PERFORMANCE INTERMEDIATE BOND FUND

A lack of supply of 30-year bonds and a changing outlook toward economic growth caused long-term Treasuries to experience volatility during the six-month period. Despite the fluctuation throughout the period, the yield on the 30-year bond changed little from September 1, 2001, to February 28, 2002, increasing by just five basis points. When all was said and done, most of the noticeable movement in the bond market came at the shorter end of the yield curve, where rates continued to decline. From August 1, 2001, to February 28, 2002, the yield on the 10-year bond increased by five basis points, while yields on the five-year, two-year, six-month and three-month government bonds were down 20, 57, 140, and 160 basis points, respectively. (One basis point equals 1/100/th/ of a percentage point.)

Fears of widespread accounting abuses in the wake of the Enron bankruptcy led to difficulties for the corporate bond market in the final months of the period. Investors turned their attention to Treasury and mortgage securities. In particular, mortgage securities performed well due to their high credit quality, absence of accounting concerns and yield advantages over Treasuries and corporate bonds.

For the six-month period ended February 28, 2002, the American Performance Intermediate Bond Fund posted a total return of 3.21% (without sales charge)./+/ This compares favorably to the return of 1.97% for the Fund's peer group, the Lipper Short-Intermediate Investment-Grade Debt Funds Average/2/ and the Fund's benchmark, the Lehman Brothers Intermediate Government/Credit Index, showed a total return of 2.88%.

As the stock market started to rally in October and November, the bond market began selling, due to investors' worries that the pending economic recovery would lead to higher interest rates. Although we agreed that an economic recovery was on the way, we did not share the market's sentiment that the recovery would be so strong that the Fed would have to start raising rates quickly. We felt that the economy would get back on track slowly, which would keep the Fed on the sidelines for a while. We also believed that inflation would continue its downward trend, which would help support lower bond yields. As such, we felt that too much pessimism was priced into the bond market, and we attempted to take advantage of that with a bullish strategy of extending the Fund's effective maturity to 6.0 years by the end of the period, up from 3.7 years on August 31, 2001./1/

The portfolio's Treasury weighting increased during the period because we used these securities to extend the Fund's average maturity. We also slightly increased the portfolio's corporate bond weighting. We had avoided this sector for a while, due to concerns that the extra yield available from corporates was not worth the added risks. However, in the aftermath of the September 11, 2001, terrorist attacks, spreads on high-quality corporate bonds became quite compelling, and we purchased some of these bonds because we believed they represented good value. Given all of this activity, the portfolio's mortgage weighting declined slightly. Overall, the Fund's average credit quality remained high, ending the year at AAA./1/

What do you see in the future?

We continue to believe that the bond market is overreacting to the potential for strong economic growth and a swift change in Fed policy. In fact, we expect interest rates to trend back down over the next several months, and we continue to position the Fund to take advantage of that scenario. We look for the economy to rebound, but we think growth will come at a more muted pace than the bond market foresees. We believe that growth will be slow and steady and inflation actually will decline, which should prevent the Fed from embarking on a tightening campaign for several months.

 AVERAGE ANNUAL TOTAL RETURN

                             2/28/02 Load* No-Load
                             ---------------------
                             1 Year  4.35%   7.07%
                             ---------------------
                             5 Year  6.23%   6.77%
                             ---------------------
                             10 Year 5.94%   6.21%

                               [CHART]

VALUE OF A $10,000 INVESTMENT
                                             Lehman Brothers
            Intermediate    Intermediate      Intermediate
              Bond Fund       Bond Fund       Govt./Credit
              (No Load)        (Load)*          Bond Index
            ------------    ------------     ----------------
2/29/92     $10,000.00        $9,752.00        $10,000.00
8/31/92      10,604.00        10,341.00         10,667.00
8/31/93      11,561.00        11,274.00         11,646.00
8/31/94      11,430.00        11,146.00         11,605.00
8/31/95      12,208.00        11,905.00         12,703.00
8/31/96      12,625.00        12,312.00         13,266.00
8/31/97      13,682.00        13,343.00         14,386.00
8/31/98      14,888.00        14,519.00         15,675.00
8/31/99      15,145.00        14,770.00         16,021.00
8/31/00      16,086.00        15,687.00         17,022.00
8/31/01      17,696.00        17,256.00         19,115.00
2/28/02      18,264.00        17,811.00         19,667.00

* Reflects 2.50% maximum sales charge.

Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
+With the maximum sales charge of 2.50%, the Fund's return for the period was 0.62%.
/1/ The composition of the Fund's portfolio is subject to change.
/2/ The Lipper Short Intermediate Investment-Grade Debt Funds Average is an average of the top 25 mutual funds found in the indicated category. The funds in that category consist of managed funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.
The performance of the American Performance Intermediate Bond Fund is measured against the Lehman Brothers Intermediate Government/Credit Bond Index, an unmanaged index considered to be representative of the performance of government and corporate bonds with maturities of less than 10 years. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE AMERICAN PERFORMANCE BOND FUND

Long-term Treasuries experienced volatility during the six-month period due to a lack of supply of 30-year bonds and to changing sentiment regarding the economic outlook. Nevertheless, when all was said and done, most of the movement in the bond market came at the shorter end of the yield curve. From September 1, 2001, to February 28, 2002, yields on the five-year, two-year, six-month and three-month government bonds were down 20, 57, 140, and 160 basis points, respectively, while yields on the 10- and 30-year government bonds were up five basis points. (One basis point equals 1/100/th/ of a percentage point.)

The fallout from the Enron bankruptcy hit the bond market in the final months of the period, as fears of accounting abuses plagued the corporate bond sector. Investors turned their attention to Treasury and mortgage securities. In particular, mortgage securities performed well due to their high credit quality, absence of accounting concerns and yield advantages over Treasuries and corporate bonds.

For the six-month period ended February 28, 2002, the American Performance Bond Fund posted a total return of 3.97% (without sales charge)./+/ This compares favorably to the return of 2.59% for the Fund's peer group, the Lipper Intermediate Investment-Grade Debt Funds Index./2/ The Fund's benchmark, the Salomon Brothers Broad (Investment Grade) Bond Index, showed a total return of 3.02%.

As the stock market started to rally in October and November, the bond market started selling off, worried that the pending economic recovery would lead to higher interest rates. Although we agreed that an economic recovery was on the way, we did not share the sentiment that the recovery would be so strong as to prompt the Federal Reserve to start raising rates any time soon. We thought the process would be slow and gradual, and we believed that inflation would continue its downward trend, which would help support lower yields. As such, we felt that too much pessimism was priced into the bond market, and we attempted to take advantage of that with a bullish strategy of extending the Fund's effective maturity to 11.3 years by the end of the period, up from 7.5 years on August 31, 2001.

During the period we used Treasury securities to extend the Fund's average maturity, so the portfolio's Treasury weighting increased. We also slightly increased the Fund's corporate bond weighting. We had stayed away from this sector for a while, concerned that the extra yield was not worth the added risks. However, in the aftermath of the September 11, 2001, terrorist attacks, spreads on high-quality corporate bonds became quite compelling, and we purchased some because we believed they represented good value. Given all of this activity, the portfolio's mortgage weighting declined a bit. Overall, the Fund's average credit quality remained high, ending the year at AAA./1/

What is your outlook for the market?

We continue to believe that the bond market has overreacted to the potential for renewed economic growth and a change in Fed policy. We still think that interest rates are likely to trend back downward over the next six months, and we continue to position the Fund to take advantage of that scenario. We look for the economy to rebound, but at a much slower pace than the bond market foresees. We believe that growth will be slow and steady and inflation actually will decline, which should keep the Fed on the sidelines for several months.

 AVERAGE ANNUAL TOTAL RETURN

                             2/28/02 Load* No-Load
                             ---------------------
                             1 Year  4.90%  8.19%
                             ---------------------
                             5 Year  6.96%  7.61%
                             ---------------------
                             10 Year 6.66%  6.99%

                                     [CHART]

VALUE OF A $10,000 INVESTMENT

                                             Salomon Brothers
               Bond Fund        Bond Fund    Broad (Investment
               (No-Load)         (Load)*     Grade)Bond Index
              ----------        ---------    ----------------
2/29/92       $10,000.00        $9,701.00       $10,000.00
8/31/92        10,634.00        10,316.00        10,673.00
8/31/93        11,882.00        11,526.00        11,856.00
8/31/94        11,654.00        11,305.00        11,684.00
8/31/95        12,611.00        12,234.00        13,013.00
8/31/96        12,969.00        12,581.00        13,549.00
8/31/97        14,269.00        13,843.00        14,904.00
8/31/98        15,918.00        15,442.00        16,470.00
8/31/99        15,889.00        15,413.00        16,614.00
8/31/00        16,903.00        16,397.00        17,855.00
8/31/01        18,895.00        18,330.00        20,076.00
2/28/02        19,645.00        19,057.00        20,683.00

*Reflects 3.00% maximum sales charge.


Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
+ With the maximum sales charge of 3.00%, the Fund's return for the period was 0.84%.
/1/ The composition of the Fund's portfolio is subject to change.
/2/ The Lipper Intermediate Investment-Grade Debt Funds Index consists of managed funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.
The performance of the American Performance Bond Fund is measured against the Salomon Brothers Broad (Investment Grade) Bond Index, an unmanaged index considered to be representative of the performance of investment-grade corporate and U.S. Government bonds in general. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE AMERICAN PERFORMANCE BALANCED FUND

For the six-month period ended February 28, 2002, the American Performance Balanced Fund posted a total return of 0.51% (without sales charge)./+/ This compares favorably to the return of -0.20% for the Fund's peer group, the Lipper Balanced Funds Index./2/ The Fund's benchmarks, the S&P 500 Stock Index and the Salomon Brothers Broad (Investment Grade) Bond Index, showed total returns of -1.67% and 3.02%, respectively.

The sagging U.S. economy and the events of September 11, 2001, led to strong declines in the stock market. Nevertheless, uncertainty soon gave way to optimism, as signs of an economic rebound emerged in the fall. The short-lived recession, coupled with early successes in the war against terrorism, encouraged stock investors, and the market started to bounce back from its post-September 11 lows.

The terrorist attacks led to a flight to quality in the financial markets, and high-quality bond sectors performed well. Furthermore, the Fed continued to cut interest rates throughout the remainder of 2001, which led to higher bond prices at the shorter end of the yield curve. In the months that followed, though, bond performance turned lackluster, as signs of an improving economy sparked fears of rising interest rates among many bond investors.

Within the stock portfolio, we continued to set the Fund apart from many of its peers by investing in growth and value stocks and large-, mid- and small-cap stocks. This diversified strategy resulted in important exposure to the period's top-performing stocks--small and mid-cap securities.

In our bond portfolio, we centered on generating yield and maintaining quality, primarily via intermediate-term mortgage-backed securities. By limiting the portfolio's corporate-bond exposure, we did not have to contend with credit downgrades, which continued to plague the corporate market.

What is your outlook for the markets?

We think the stock market is likely to generate attractive performance, as long as the economy maintains its momentum and corporate America addresses the accounting concerns posed by the Enron scandal. Short term, we believe the market will remain in a trading range, but we look for an upturn by the second half of 2002. We may shift some of the Fund's cash into economically sensitive stocks to leverage the anticipated improvement in economic growth.

We think the bond market already has factored in a decent economic upturn, and inflation remains in check. Even in a better-than-expected economic environment, interest rates should not increase significantly, particularly in the intermediate maturity sector. We plan to continue focusing on this area of the yield curve, where we expect to lock in decent rates. We also will continue to look for opportunities to add to our corporate bond holdings as a way to enhance yield and improve total return. As the economy improves, we expect corporate credit downgrades to subside, which should lower the risk factor within this sector.

 AVERAGE ANNUAL TOTAL RETURN

                         2/28/02          Load* No-Load
                         ------------------------------
                         1 Year          -6.59%  -1.65%
                         ------------------------------
                         5 Year           5.60%   6.69%
                         ------------------------------
                         Since Inception  8.75%   9.58%
                         (6/1/95)

                                    [CHART]

VALUE OF A $10,000 INVESTMENT


           Balanced   Balanced                 Salomon Brothers     Lipper
             Fund       Fund        S&P 500    Broad (Investment   Balanced
          (No-Load)    (Load)*    Stock Index  Grade) Bond Index  Funds Index
          ---------   ---------   -----------  -----------------  -----------
6/1/95   $10,000.00   $9,497.00   $10,000.00      $10,000.00      $10,014.00
8/95      10,698.00   10,159.00    10,604.00       10,165.00       10,333.00
8/96      11,860.00   11,263.00    12,588.00       10,584.00       11,465.00
8/97      14,983.00   14,229.00    17,709.00       11,643.00       14,308.00
8/98      15,665.00   14,877.00    19,143.00       12,866.00       14,824.00
8/99      18,565.00   17,631.00    26,767.00       12,979.00       17,766.00
8/00      20,990.00   19,933.00    31,135.00       13,948.00       20,054.00
8/02      18,446.00   17,518.00    23,542.00       15,683.00       18,048.00
2/28/02   18,540.00   16,721.00    23,149.00       16,157.00       18,012.00

* Reflects 5.00% maximum sales charge.

Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
+ With the maximum sales charge of 5.00%, the Fund's return for the period was -4.55%.
/1/ The composition of the Fund's portfolio is subject to change.
/2/ The Lipper Balanced Funds Index consist of managed funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.
The performance of the American Performance Balanced Fund is measured against the S&P 500 Stock Index, an unmanaged index considered to be representative of the performance of the U.S. stock market as a whole, and the Salomon Brothers Broad (Investment Grade) Bond Index, which is widely used to represent the performance of investment-grade corporate and U.S. Government bonds. The indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE AMERICAN PERFORMANCE EQUITY FUND

The stock market experienced a significant setback early in the six-month period, after the September 11, 2001, terrorist attacks. The psychological consequences as well as the economic, political, and military impacts of this horrific event troubled the market for some time. However, by the end of the year, we had witnessed early victories in the war against terrorism, and there were signs that the economy was on the mend. The market started looking ahead toward recovery. By year-end, the S&P 500 was up approximately 20% off its post-September 11 low.

Once the market was convinced that a recovery was underway, it set its sights on assessing valuations. In dealing with these issues, the market experienced several bouts of volatility and consolidation. At the same time, an improving economy meant that investors went from wondering if the Fed would raise rates to when the Fed would raise rates.

Overall, the market climate during the six months was kind to growth stocks, which outperformed their value counterparts despite poor relative performance from the technology sector. In addition, investors, who were concerned about valuation issues and economic uncertainty, continued to favor smaller-cap stocks.

The Fund posted a total return of -7.88% (without sales charge)/+/ for the six-month period ended February 28, 2002. This compares unfavorably to the total return of -2.29% for the Fund's peer group, the Lipper Large-Cap Value Funds Index./2/ The Fund's benchmark indices, the S&P 500/BARRA Value Index and the S&P 500 Stock Index, showed total returns of -5.82% and -1.67%, respectively, for the period.

The Fund's quantitative management process seeks to identify large-capitalization stocks with favorable valuations and promising growth characteristics. To uncover such companies, our analysis takes into account several factors, including a stock's relative price strength, relative value, earnings momentum, earnings estimate revisions, assets to price, book to price, cash flow to price, and yield. We also evaluate 67 risk characteristics in an effort to limit portfolio volatility.

Our quantitative efforts resulted in a broadly diversified portfolio with exposure to several industries. The Fund held 100 stocks as of February 28, 2002, and the top five were Exxon Mobil Corp. (5.92% of net assets); Citigroup, Inc. (4.93%); American International Group, Inc. (3.98%); Bank of America Corp. (2.95%); and Royal Dutch Petroleum Co. (2.70%)./1/

What is your outlook?

With an economy that most likely is experiencing a recovery, we expect corporate earnings to rise over the next several months. In general, that should lead to higher stock prices. Nevertheless, there are some potential negative influences lingering. For example, the next phase of the war against terrorism remains a wildcard. In addition, an improving economy may prompt the Fed to start tightening interest rates before the end of the year. Moreover, most companies still face a challenging environment that offers no room for error. Cost-cutting measures and the ability to stay ahead of the competition with superior products, services and market research will be key. This means investors also face a challenging climate in which in-depth analysis will be paramount.

 AVERAGE ANNUAL TOTAL RETURN

                            2/28/02   Load* No-Load
                            -----------------------
                            1 Year  -19.03% -14.74%
                            -----------------------
                            5 Year    3.55%   4.62%
                            -----------------------
                            10 Year   8.76%   9.32%

                                     [CHART]


VALUE OF A $10,000 INVESTMENT

         Equity Fund    Equity Fund       S&P 500       S&P 500/BARRA
          (No-Load)       (Load)*       Stock Index      Value Index
         ----------      ---------      ----------       ----------
2/92     $10,000.00      $9,501.00      $10,000.00       $10,000.00
8/92       9,202.00       8,742.00       10,189.00        10,330.00
8/93      10,593.00      10,064.00       11,732.00        12,799.00
8/94      11,086.00      10,533.00       12,372.00        13,332.00
8/95      13,275.00      12,612.00       15,026.00        15,873.00
8/96      15,735.00      14,949.00       17,836.00        18,686.00
8/97      22,065.00      20,963.00       25,092.00        25,626.00
8/98      22,239.00      21,129.00       27,125.00        25,526.00
8/99      28,448.00      27,028.00       37,927.00        34,232.00
8/00      32,915.00      31,272.00       44,117.00        37,424.00
8/01      26,465.00      25,144.00       33,357.00        34,361.00
2/28/02   24,380.00      23,163.00       32,800.00        32,360.00

* Reflects 5.00% maximum sales charge.

Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
+ With the maximum sales charge of 5.00%, the Fund's return for the period was -12.51%.
/1/ The Fund's composition is subject to change.
/2/ The Lipper Multi-Cap Core Funds Index consists of managed funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.
The performance of the American Performance Equity Fund is measured against the S&P 500 Stock Index and the S&P 500/BARRA Value Index, which are unmanaged indices. The S&P 500 Stock Index consist of 500 stocks chosen for market size, liquidity and industry group representation. The S&P 500/BARRA Value Index contains firms with lower price-to-book ratios. These indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE AMERICAN PERFORMANCE GROWTH EQUITY FUND

Early in the six-month period, the September 11, 2001, terrorist attacks led to significant setbacks in the stock market. The psychological factors along with the economic, political, and military consequences of this horrific event led to steep market declines and ongoing uncertainty. However, by the end of the year, early victories in the war against terrorism and signs that the economy was on the mend encouraged optimism, and the market started looking ahead toward recovery.

At the start of 2002, the market set its sights on assessing valuations. In dealing with these issues, the market experienced several bouts of volatility and consolidation. At the same time, an improving economy meant that investors went from wondering if the Fed would raise rates to when the Fed would raise rates.

Despite poor performance from the technology sector, growth stocks enjoyed strong relative performance during the six-month period, outpacing their value counterparts. In addition, lingering concerns about valuation issues and economic uncertainty led investors to smaller-cap stocks, which outperformed larger-cap securities.

For the six-month period, the Fund posted a total return of 2.13% (without sales charge)/+/ for the six-month period ended February 28, 2002. This compares favorably to the return of -3.75% for the Fund's peer group, the Lipper Large-Cap Growth Funds Index./2/ The Fund's benchmark indices, the S&P 500/BARRA Growth Index and the S&P 500 Index, showed total returns of 2.17% and -1.67%, respectively, for the period.

The Fund attempts to identify large-capitalization stocks with above-average growth potential by employing a quantitative investment approach. To do this, we rank individual stocks according to their relative price strength, relative value, earnings momentum, earnings estimate revisions, return on equity, past growth, earnings and sales per share and future earnings growth. We also analyze dozens of different risk factors to help limit overall portfolio risk. The result is a portfolio intended to replicate the risk characteristics and industry weightings of the broad-based large-cap growth market.

The Fund ended the year with 50 stocks. The top five holdings, in terms of portfolio representation, were General Electric Co. (7.14% of net assets); Microsoft Corp. (6.51%); Pfizer, Inc. (5.29%); Wal-Mart Stores, Inc. (5.28%) and Intel Corp. (4.07%)./1/

What is your outlook?

With an economy that most likely is experiencing a recovery, we expect corporate earnings to rise over the next several months. In general, that should lead to higher stock prices. Nevertheless, there are some potential negative influences lingering. For example, the next phase of the war against terrorism remains a wildcard. In addition, an improving economy may prompt the Fed to start tightening interest rates before the end of the year. In addition, most companies still face a challenging environment that offers no room for error. Cost-cutting measures and the ability to stay ahead of the competition with superior products, services and market research will be key. This means investors also face a challenging climate in which in-depth analysis will be paramount.

 AVERAGE ANNUAL TOTAL RETURN

                        2/28/02           Load* No-Load
                        -------------------------------
                        1 Year          -12.32%  -7.70%
                        -------------------------------
                        Since Inception   3.49%   4.73%
                        (11/3/97)

                                    [CHART]

                        Growth Equity     Growth Equity         S&P 500       S&P 500/BARRA
                       Fund (No-Load)     Fund (Load)*        Stock Index      Growth Index
                       --------------     ------------        -----------      ------------
11/3/97                   10,000             9,500                10,000           10,000
   8/98                   11,269            10,702                10,603           11,419
   8/99                   16,023            15,217                14,826           16,531
   8/00                   19,300            18,328                17,245           20,176
8/31/01                   11,959            11,357                13,039           12,549
                          12,214            11,023                12,821           12,821

* Reflects 5.00% maximum sales charge.

Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
+ With the maximum sales charge of 5.00%, the Fund's return for the period was -2.94%.
/1/ The composition of the Fund's portfolio is subject to change.
/2/ The Lipper Large-Cap Growth Funds Index consists of managed funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three- year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.
The performance of the American Performance Growth Equity Fund is measured against the S&P 500 Stock Index and the S&P 500/BARRA Growth Index, which are unmanaged indices. The S&P 500 Stock Index consists of 500 stocks chosen for market size, liquidity and industry group representation and is one of the most widely used benchmarks of U.S. equity performance. The S&P 500/BARRA Growth Index is constructed of the stocks in the S&P 500 with a higher price-to-book ratio. These indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE AMERICAN PERFORMANCE SMALL CAP EQUITY FUND

Stocks experienced a significant setback early in the six-month period, after the September 11, 2001, terrorist attacks. The psychological consequences as well as the economic, political, and military impacts of this horrific event troubled the stock market for some time. However, by the end of the year, we had witnessed early victories in the war against terrorism, and there were signs that the economy was on the mend. The broad-based market started looking ahead toward economic recovery. By year-end, stocks had rebounded nicely from their post-September 11 lows. Nevertheless, a new concern surfaced: An improving economy meant that investors went from wondering if the Federal Reserve would raise rates to when the Fed would raise rates.

One of the consistent market bright spots over the last several months has been the small-cap sector. While economies throughout the world showed signs of weakness, investors avoided larger companies and their exposure to international markets. Instead, investors focused on smaller U.S. companies that had limited economic sensitivity. Furthermore, investors looked for stocks that offered reasonable valuations and realistic earnings expectations, and they found those characteristics among small-cap stocks.

For the six-months ended February 28, 2002, the Fund posted a total return of 2.84% (without sales charge)/+/. The Fund's benchmark index, the S&P SmallCap 600 Index, showed a total return of 3.47% for the period.

The Fund attempts to identify small, undervalued companies with above-average growth potential by employing a quantitative investment approach. From the universe of stocks in the S&P 600 Index, we rank purchase candidates according to several characteristics, including relative price strength, earnings estimates, price-to-book ratio, and more. We also evaluate dozens of different risk characteristics. The process seeks to identify the most promising candidates within each economic sector, while maintaining relatively neutral sector weightings compared to the index.

Our strategy resulted in a broadly diversified portfolio of approximately 100 stocks. The top five holdings, in terms of portfolio representation, were Ryland Group, Inc. (1.70% of net assets); Aztar Corp. (1.6%); Great Atlantic and Pacific Tea Co., Inc. (1.58%); Cullen Frost Bankers, Inc. (1.57%) and Washington Federal, Inc. (1.56%)./1/

What is your outlook?

With an economy likely in recovery mode, we expect corporate earnings to rise over the next several months. In general, that should lead to higher stock prices. Nevertheless, some potential negative influences are lingering. For example, the next phase of the war against terrorism remains a wildcard. In addition, an improving economy may prompt the Fed to start tightening interest rates before the end of the year. Moreover, most companies still face a challenging environment that offers no room for error. Cost-cutting measures and the ability to stay ahead of the competition with superior products, services and market research will be key. This means investors also face a challenging climate in which in-depth analysis will continue to be paramount.

 AVERAGE ANNUAL TOTAL RETURN

                         2/28/02         Load* No-Load
                         -----------------------------
                         1 Year          3.32%   8.73%
                         -----------------------------
                         Since Inception 6.52%   8.35%
                         (2/17/99)

                                    [CHART]

VALUE OF A $10,000 INVESTMENT

                                                                      S&P
                     Small Cap Equity      Small Cap Equity         SmallCap
                      Fund (No-Load)          Fund (Load)*         600 Index
                      --------------          -----------          ----------
2/17/99                 $10,000.00             $9,500.00           $10,000.00
   8/99                  10,477.00              9,949.00            11,077.68
   8/00                  12,740.00             12,099.00            14,200.52
   8/01                  12,398.00             11,774.00            14,275.14
2/28/02                  12,750.00             11,501.00            14,770.00

* Reflects 5.00% maximum sales charge.

Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
+ With the maximum sales charge of 5.00%, the Fund's return for the period was -2.32%.
/1/ The composition of the Fund's portfolio is subject to change.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.
The performance of the American Performance Small Cap Equity Fund is measured against the S&P SmallCap 600 Index, an unmanaged index that tracks the performance of domestic, small-capitalization stocks. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. Small-capitalization funds typically carry additional risks, since smaller companies generally have a higher risk of failure and, by definition, are not as well established as "blue-chip" companies. Historically, stocks of smaller companies have experienced a greater degree of market volatility than stocks on average.

                               TABLE OF CONTENTS

                     Statements of Assets and Liabilities
                                    Page 13

                           Statements of Operations
                                    Page 16

                      Statements of Changes in Net Assets
                                    Page 19

                      Schedules of Portfolio Investments
                                    Page 25

                         Notes to Financial Statements
                                    Page 65

                             Financial Highlights
                                    Page 69

AMERICAN PERFORMANCE FUNDS

                     Statements of Assets and Liabilities
                               February 28, 2002
                                  (Unaudited)


                                                                                 U.S.     Institutional     Cash
                                                                               Treasury   U.S. Treasury  Management
                                                                                 Fund         Fund          Fund
                                                                             ------------ ------------- ------------
ASSETS:
  Investments, at cost...................................................... $254,666,457  $34,954,194  $709,857,644
  Repurchase agreements, at cost............................................  368,622,920   25,210,638   158,010,460
                                                                             ------------  -----------  ------------
       Total Investments....................................................  623,289,377   60,164,832   867,868,104
  Interest receivable.......................................................       18,988        1,299     1,694,115
  Receivable from investment advisor........................................           --        8,498            --
  Prepaid expenses and other assets.........................................       11,886       16,001        12,250
                                                                             ------------  -----------  ------------
       Total Assets.........................................................  623,320,251   60,190,630   869,574,469
                                                                             ------------  -----------  ------------
LIABILITIES:
  Dividends payable.........................................................      513,352       88,849       902,324
  Payable for investments purchased.........................................           --           --    10,000,000
  Accrued expenses and other payables:
    Investment advisory fees................................................      192,082        5,905       187,769
    Administration fees.....................................................       10,255          354        11,325
    Custodian fees..........................................................       14,406           --        19,424
    Fund accounting fees....................................................           75           --           122
    Transfer agent fees.....................................................        1,419          521           604
    Other liabilities.......................................................       25,751       12,869        17,338
                                                                             ------------  -----------  ------------
       Total Liabilities....................................................      757,340      108,498    11,138,906
                                                                             ------------  -----------  ------------
COMPOSITION OF NET ASSETS:
  Capital...................................................................  622,488,421   60,082,132   858,379,543
  Accumulated net investment income.........................................       69,660           --        49,239
  Accumulated net realized gains on investment transactions.................        4,830           --         6,781
                                                                             ------------  -----------  ------------
       Net Assets........................................................... $622,562,911  $60,082,132  $858,435,563
                                                                             ============  ===========  ============
  Shares of beneficial interest issued and outstanding......................  622,488,421   60,082,132   858,379,543
                                                                             ============  ===========  ============
  Net asset value and redemption price per share:
    ($0.00001 par value per share, unlimited number of shares authorized)... $       1.00  $      1.00  $       1.00
                                                                             ============  ===========  ============

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                     Statements of Assets and Liabilities
                               February 28, 2002
                                  (Unaudited)

                                                                 Intermediate Short-Term
                                                                   Tax-Free     Income     Intermediate
                                                                  Bond Fund      Fund       Bond Fund    Bond Fund
                                                                 ------------ -----------  ------------ -----------
ASSETS:
  Investments, at value (Cost $25,002,277; $77,527,156;
   $93,647,302; and $60,429,916, respectively).................. $26,011,952  $78,876,069  $95,730,635  $62,386,941
  Investment in affiliates, at cost.............................          --    6,592,554    2,630,971    1,486,894
                                                                 -----------  -----------  -----------  -----------
       Total Investments........................................  26,011,952   85,468,623   98,361,606   63,873,835
  Cash..........................................................          --           --           --      118,939
  Interest and dividends receivable.............................     312,086      642,587      878,611      559,025
  Receivable for capital shares issued..........................          --        2,380           --           --
  Prepaid expenses and other assets.............................       1,257        3,396        3,017        3,848
                                                                 -----------  -----------  -----------  -----------
       Total Assets.............................................  26,325,295   86,116,986   99,243,234   64,555,647
                                                                 -----------  -----------  -----------  -----------
LIABILITIES:
  Payable to custodian..........................................          --           --      135,849           --
  Dividends payable.............................................      87,529      306,206      414,910      274,506
  Payable for investments purchased.............................          --      941,329           --           --
    Investment advisory fees....................................       7,026           --       26,441       17,215
    Administration fees.........................................         431        1,386        1,622        1,056
    Distribution fees...........................................          --       10,841       18,886       12,296
    Custodian fees..............................................         602        1,913        2,266        1,476
    Fund accounting fees........................................          --        1,559           --          180
    Other liabilities...........................................       3,707        4,950        7,112        6,342
                                                                 -----------  -----------  -----------  -----------
       Total Liabilities........................................      99,295    1,268,184      607,086      313,071
                                                                 -----------  -----------  -----------  -----------
COMPOSITION OF NET ASSETS:
  Capital.......................................................  25,176,567   83,343,525   96,632,366   62,262,141
  Accumulated (distributions in excess of) net investment
   income.......................................................       3,982      171,656        1,220      (86,904)
  Accumulated net realized gains (losses) on investment
   transactions.................................................      35,776      (15,292)     (80,771)     110,314
  Net unrealized appreciation on investment transactions........   1,009,675    1,348,913    2,083,333    1,957,025
                                                                 -----------  -----------  -----------  -----------
       Net Assets............................................... $26,226,000  $84,848,802  $98,636,148  $64,242,576
                                                                 ===========  ===========  ===========  ===========
  Shares of beneficial interest issued and outstanding..........   2,412,595    8,256,266    9,362,996    6,618,518
                                                                 ===========  ===========  ===========  ===========
  Net asset value and redemption price per share:
    ($0.00001 par value per share, unlimited number of shares
   authorized).................................................. $     10.87  $     10.28  $     10.53  $      9.71
                                                                 ===========  ===========  ===========  ===========
  Maximum Sales Charge..........................................        2.50%        2.00%        2.50%        3.00%
                                                                 ===========  ===========  ===========  ===========
  Maximum Offering Price (100%/(100%-Maximum Sales
   Charge) of net asset value adjusted to the nearest cent) per
   share........................................................ $     11.15  $     10.49  $     10.80  $     10.01
                                                                 ===========  ===========  ===========  ===========

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                     Statements of Assets and Liabilities
                               February 28, 2002
                                  (Unaudited)

                                                                                               Growth     Small Cap
                                                                  Balanced       Equity        Equity      Equity
                                                                    Fund          Fund          Fund        Fund
                                                                 -----------  ------------  ------------  ----------
ASSETS:
  Investments, at value (Cost $51,764,957; $86,527,928;
   $74,217,731; and $6,111,320, respectively)................... $55,744,628  $ 82,192,515  $ 96,120,368  $7,514,322
  Investment in affiliates, at cost.............................   2,061,699     1,442,980     1,984,020     352,370
                                                                 -----------  ------------  ------------  ----------
       Total Investments........................................  57,806,327    83,635,495    98,104,388   7,866,692
  Interest and dividends receivable.............................     228,067       190,904       106,299       4,018
  Receivable for investments sold...............................      53,532            --            --      10,309
  Deferred organization costs...................................          --            --         5,256          --
  Prepaid expenses and other assets.............................       2,505         4,417         5,382       2,006
                                                                 -----------  ------------  ------------  ----------
       Total Assets.............................................  58,090,431    83,830,816    98,221,325   7,883,025
                                                                 -----------  ------------  ------------  ----------
LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees....................................      18,633        31,757        37,890       1,177
    Administration fees.........................................         955         1,373         1,627         129
    Distribution fees...........................................          --        15,879        18,945          --
    Custodian fees..............................................       1,331         1,905         2,273         176
    Fund accounting fees........................................       1,451            --            --          70
    Transfer agent fees.........................................          --         3,527           674          --
    Other liabilities...........................................       5,290         9,217        15,208       3,918
                                                                 -----------  ------------  ------------  ----------
       Total Liabilities........................................      27,660        63,658        76,617       5,470
                                                                 -----------  ------------  ------------  ----------
COMPOSITION OF NET ASSETS:
  Capital.......................................................  59,213,014    99,680,273   100,052,264   6,623,145
  Accumulated (distributions in excess of) net investment
   income.......................................................     230,929       133,138         6,998         (17)
  Accumulated net realized losses on investment
   transactions.................................................  (5,360,843)  (11,710,840)  (23,817,191)   (148,575)
  Net unrealized appreciation (depreciation) on investment
   transactions.................................................   3,979,671    (4,335,413)   21,902,637   1,403,002
                                                                 -----------  ------------  ------------  ----------
       Net Assets............................................... $58,062,771  $ 83,767,158  $ 98,144,708  $7,877,555
                                                                 ===========  ============  ============  ==========
  Shares of beneficial interest issued and outstanding..........   4,923,883    10,456,372     9,658,871     650,384
                                                                 ===========  ============  ============  ==========
  Net asset value and redemption price per share:
   ($0.00001 par value per share, unlimited number of shares
   authorized).................................................. $     11.79  $       8.01  $      10.16  $    12.11
                                                                 ===========  ============  ============  ==========
  Maximum Sales Charge..........................................        5.00%         5.00%         5.00%       5.00%
                                                                 ===========  ============  ============  ==========
  Maximum Offering Price (100%/(100%--Maximum Sales
   Charge) of net asset value adjusted to the nearest cent) per
   share........................................................ $     12.41  $       8.43  $      10.69  $    12.75
                                                                 ===========  ============  ============  ==========

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                           Statements of Operations
                  For the six months ended February 28, 2002
                                  (Unaudited)

                                                         U.S.     Institutional    Cash
                                                       Treasury   U.S. Treasury Management
                                                         Fund       Fund (a)       Fund
                                                      ----------  ------------- ----------
Investment Income:
  Interest income.................................... $7,011,764    $554,686    $9,675,532
                                                      ----------    --------    ----------
       Total Income..................................  7,011,764     554,686     9,675,532
                                                      ----------    --------    ----------
Expenses:
  Investment advisory fees...........................  1,272,700      43,023     1,574,819
  Administration fees................................    636,356      57,364       787,417
  Distribution fees..................................    795,436          --       984,260
  Fund accounting fees...............................     61,897       8,730        74,096
  Transfer agent fees................................     66,994       6,331        83,868
  Custodian fees.....................................     95,450       8,604       118,109
  Trustee fees.......................................     11,858         711        12,775
  Other expenses.....................................     82,334      21,031        57,179
                                                      ----------    --------    ----------
       Total expenses before fee reductions..........  3,023,025     145,794     3,692,523
  Expenses voluntarily reduced by Investment Advisor.         --     (22,839)     (433,076)
  Expenses voluntarily reduced by Administrator......         --     (40,154)     (157,483)
  Expenses voluntarily reduced by Distributor........   (795,436)         --      (984,260)
  Expenses voluntarily reduced by Custodian..........         --      (8,604)           --
                                                      ----------    --------    ----------
       Net Expenses..................................  2,227,589      74,197     2,117,704
                                                      ----------    --------    ----------
  Net Investment Income..............................  4,784,175     480,489     7,557,828
                                                      ----------    --------    ----------
Realized Gains On Investments:
  Net realized gains on investment transactions......      4,830          --         6,781
                                                      ----------    --------    ----------
Change in net assets resulting from operations....... $4,789,005    $480,489    $7,564,609
                                                      ==========    ========    ==========

--------
(a) For the period October 19, 2001 (commencement of operations) through February 28, 2002.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                           Statements of Operations
                  For the six months ended February 28, 2002
                                  (Unaudited)

                                                                Intermediate
                                                                  Tax-Free   Short-Term  Intermediate
                                                                    Bond       Income        Bond        Bond
                                                                    Fund        Fund         Fund        Fund
                                                                ------------ ----------  ------------ ----------
Investment Income:
  Interest income..............................................  $ 673,026   $2,212,080   $2,940,589  $2,027,550
  Dividend income..............................................      2,530           --           --          --
  Dividend income from affiliates..............................         --       19,400       25,289      13,083
                                                                 ---------   ----------   ----------  ----------
       Total Income............................................    675,556    2,231,480    2,965,878   2,040,633
                                                                 ---------   ----------   ----------  ----------
Expenses:
  Investment advisory fees.....................................     73,830      211,724      267,400     181,510
  Administration fees..........................................     26,847       76,991       97,237      66,004
  Distribution fees............................................     33,559       96,238      121,545      82,505
  Fund accounting fees.........................................      7,968       35,724       31,061      20,578
  Transfer agent fees..........................................      8,095       11,189       13,384       8,617
  Custodian fees...............................................      4,027       11,548       14,585       9,900
  Trustee fees.................................................        473        1,435        1,767       1,235
  Other expenses...............................................      7,311       12,219       14,633      12,219
                                                                 ---------   ----------   ----------  ----------
       Total expenses before fee reductions....................    162,110      457,068      561,612     382,568
  Expenses voluntarily reduced by Investment Advisor...........    (26,847)    (211,724)     (97,237)    (66,004)
  Expenses voluntarily reduced by Distributor..................    (33,559)     (30,797)          --          --
  Expenses reduced by other affiliates.........................         --       (5,101)      (5,954)     (3,435)
                                                                 ---------   ----------   ----------  ----------
       Net Expenses............................................    101,704      209,446      458,421     313,129
                                                                 ---------   ----------   ----------  ----------
  Net Investment Income........................................    573,852    2,022,034    2,507,457   1,727,504
                                                                 ---------   ----------   ----------  ----------
Realized/Unrealized Gains (Losses) On Investments:
  Net realized gains on investment transactions................     83,775      325,816      394,346     663,412
  Change in unrealized appreciation/depreciation on investment
   transactions................................................   (247,406)      65,042      243,794     165,481
                                                                 ---------   ----------   ----------  ----------
  Net realized/unrealized gains (losses) on investments........   (163,631)     390,858      638,140     828,893
                                                                 ---------   ----------   ----------  ----------
Change in net assets resulting from operations.................  $ 410,221   $2,412,892   $3,145,597  $2,556,397
                                                                 =========   ==========   ==========  ==========

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                           Statements of Operations
                  For the six months ended February 28, 2002
                                  (Unaudited)

                                                                                                Growth     Small Cap
                                                                     Balanced      Equity       Equity      Equity
                                                                       Fund         Fund         Fund        Fund
                                                                    -----------  -----------  -----------  ---------
Investment Income:
  Interest income.................................................. $   645,192  $        --  $        --  $      --
  Dividend income (net of foreign withholding tax of $736; $6,774;
   $0; and $0, respectively).......................................     257,200      900,205      492,170     26,667
  Dividend income from affiliates..................................      16,231       24,570       24,193      2,189
                                                                    -----------  -----------  -----------  ---------
       Total Income................................................     918,623      924,775      516,363     28,856
                                                                    -----------  -----------  -----------  ---------
Expenses:
  Investment advisory fees.........................................     217,084      329,759      319,899     24,770
  Administration fees..............................................      58,672       95,583       92,725      7,180
  Distribution fees................................................      73,339      119,478      115,905      8,975
  Fund accounting fees.............................................      16,803       16,457       15,024      3,320
  Organization fees................................................          --           --        3,827         --
  Transfer agent fees..............................................       7,368       13,982       15,180      1,261
  Custodian fees...................................................       8,800       14,337       13,908      1,077
  Trustee fees.....................................................       1,062        1,760        1,557         81
  Audit fees.......................................................       4,021        3,996        3,926      3,934
  Other expenses...................................................       5,421        9,962        7,859      2,127
                                                                    -----------  -----------  -----------  ---------
       Total expenses before fee reductions........................     392,570      605,314      589,810     52,725
  Expenses voluntarily reduced by Investment Advisor...............     (93,874)     (90,804)     (88,089)   (17,591)
  Expenses voluntarily reduced by Distributor......................     (73,339)          --           --     (8,975)
  Expenses reduced by other affiliates.............................      (4,448)      (5,888)      (6,744)      (557)
                                                                    -----------  -----------  -----------  ---------
       Net Expenses................................................     220,909      508,622      494,977     25,602
                                                                    -----------  -----------  -----------  ---------
  Net Investment Income............................................     697,714      416,153       21,386      3,254
                                                                    -----------  -----------  -----------  ---------
Realized/Unrealized Gains (Losses) On Investments:
  Net realized losses on investment transactions...................  (1,424,070)  (9,457,057)  (1,981,853)  (134,370)
  Change in unrealized appreciation/depreciation on investment
   transactions....................................................   1,048,824      900,124    3,501,980    357,105
                                                                    -----------  -----------  -----------  ---------
  Net realized/unrealized gains (losses) on investments............    (375,246)  (8,556,933)   1,520,127    222,735
                                                                    -----------  -----------  -----------  ---------
Change in net assets resulting from operations..................... $   322,468  $(8,140,780) $ 1,541,513  $ 225,989
                                                                    ===========  ===========  ===========  =========

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                      Statements of Changes in Net Assets

                                                                                Institutional
                                                    U.S. Treasury Fund        U.S. Treasury Fund
                                              ------------------------------  ------------------
                                               Six Months                           Period
                                                 Ended         Year Ended           Ended
                                              February 28,     August 31,        February 28,
                                                  2002            2001             2002 (a)
                                              -------------  ---------------  ------------------
                                              (Unaudited)                        (Unaudited)
From Investment Activities:
Operations:
   Net investment income..................... $   4,784,175  $    28,304,561     $    480,489
   Net realized gains on investment
     transactions............................         4,830           19,209               --
                                              -------------  ---------------     ------------
 Change in net assets from operations........     4,789,005       28,323,770          480,489
                                              -------------  ---------------     ------------
Distributions to Shareholders:
   From net investment income................    (4,784,175)     (28,304,561)        (480,489)
                                              -------------  ---------------     ------------
 Change in net assets from shareholder
   distributions.............................    (4,784,175)     (28,304,561)        (480,489)
                                              -------------  ---------------     ------------
Capital Transactions:
   Proceeds from shares issued...............   723,755,530    1,335,348,977       84,947,869
   Dividends reinvested......................        44,579          100,497               --
   Cost of shares redeemed...................  (727,645,535)  (1,317,475,173)     (24,865,737)
                                              -------------  ---------------     ------------
 Change in net assets from capital
   transactions..............................    (3,845,426)      17,974,301       60,082,132
                                              -------------  ---------------     ------------
 Change in net assets........................    (3,840,596)      17,993,510       60,082,132
                                              -------------  ---------------     ------------
Net Assets:
   Beginning of period.......................   626,403,507      608,409,997               --
                                              -------------  ---------------     ------------
   End of period............................. $ 622,562,911  $   626,403,507     $ 60,082,132
                                              =============  ===============     ============
Share Transactions:
   Issued....................................   723,755,530    1,335,348,977       84,947,869
   Reinvested................................        44,579          100,497               --
   Redeemed..................................  (727,645,535)  (1,317,475,173)     (24,865,737)
                                              -------------  ---------------     ------------
 Change in shares............................    (3,845,426)      17,974,301       60,082,132
                                              =============  ===============     ============

--------
(a) For the period October 19, 2001 (commencement of operations) through February 28, 2002.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                      Statements of Changes in Net Assets

                                                    Cash Management Fund
                                               ------------------------------
                                                Six Months
                                                  Ended         Year Ended
                                               February 28,     August 31,
                                                   2002            2001
                                               -------------  ---------------
                                               (Unaudited)
 From Investment Activities:
 Operations:
    Net investment income..................... $   7,557,828  $    34,053,656
    Net realized gains on investment
      transactions............................         6,781           49,884
                                               -------------  ---------------
  Change in net assets from operations........     7,564,609       34,103,540
                                               -------------  ---------------
 Distributions to Shareholders:
    From net investment income................    (7,557,828)     (34,053,656)
                                               -------------  ---------------
  Change in net assets from shareholder
    distributions.............................    (7,557,828)     (34,053,656)
                                               -------------  ---------------
 Capital Transactions:
    Proceeds from shares issued...............   885,042,828    1,733,064,333
    Dividends reinvested......................         4,530           23,987
    Cost of shares redeemed...................  (757,770,150)  (1,649,072,725)
                                               -------------  ---------------
  Change in net assets from capital
    transactions..............................   127,277,208       84,015,595
                                               -------------  ---------------
  Change in net assets........................   127,283,989       84,065,479
                                               -------------  ---------------
 Net Assets:
    Beginning of period.......................   731,151,574      647,086,095
                                               -------------  ---------------
    End of period............................. $ 858,435,563  $   731,151,574
                                               =============  ===============
 Share Transactions:
    Issued....................................   885,042,828    1,733,064,333
    Reinvested................................         4,530           23,987
    Redeemed..................................  (757,770,150)  (1,649,072,725)
                                               -------------  ---------------
  Change in shares............................   127,277,208       84,015,595
                                               =============  ===============

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                      Statements of Changes in Net Assets


                                                                Intermediate
                                                             Tax-Free Bond Fund       Short-Term Income Fund
                                                          ------------------------  -------------------------
                                                           Six Months                Six Months
                                                             Ended     Year Ended      Ended      Year Ended
                                                          February 28, August 31,   February 28,  August 31,
                                                              2002        2001          2002         2001
                                                          ------------ -----------  ------------ ------------
                                                          (Unaudited)               (Unaudited)
From Investment Activities:
Operations:
    Net investment income................................ $   573,852  $ 1,189,612  $ 2,022,034  $  4,011,590
    Net realized gains on investment transactions........      83,775       66,327      325,816       147,684
    Change in unrealized appreciation/depreciation on
     investment transactions.............................    (247,406)   1,001,342       65,042     1,895,909
                                                          -----------  -----------  -----------  ------------
  Change in net assets from operations...................     410,221    2,257,281    2,412,892     6,055,183
                                                          -----------  -----------  -----------  ------------
Distributions to Shareholders:
    From net investment income...........................    (585,151)  (1,189,612)  (1,882,662)   (4,011,590)
    From net realized gains on investment transactions...    (114,326)     (14,596)    (290,948)           --
                                                          -----------  -----------  -----------  ------------
  Change in net assets from shareholder distributions....    (699,477)  (1,204,208)  (2,173,610)   (4,011,590)
                                                          -----------  -----------  -----------  ------------
Capital Transactions:
    Proceeds from shares issued..........................   1,292,658    3,752,323   15,297,990    31,034,590
    Dividends reinvested.................................     181,873      186,701      812,182     1,137,800
    Cost of shares redeemed..............................  (3,577,393)  (3,275,936)  (6,958,188)  (20,408,909)
                                                          -----------  -----------  -----------  ------------
  Change in net assets from capital transactions.........  (2,102,862)     663,088    9,151,984    11,763,481
                                                          -----------  -----------  -----------  ------------
  Change in net assets...................................  (2,392,118)   1,716,161    9,391,266    13,807,074
                                                          -----------  -----------  -----------  ------------
Net Assets:
    Beginning of period..................................  28,618,118   26,901,957   75,457,536    61,650,462
                                                          -----------  -----------  -----------  ------------
    End of period........................................ $26,226,000  $28,618,118  $84,848,802  $ 75,457,536
                                                          ===========  ===========  ===========  ============
Share Transactions:
    Issued...............................................     118,631      348,119    1,486,758     3,054,192
    Reinvested...........................................      16,905       17,449       79,031       112,520
    Redeemed.............................................    (331,465)    (305,075)    (675,059)   (2,010,844)
                                                          -----------  -----------  -----------  ------------
  Change in shares.......................................    (195,929)      60,493      890,730     1,155,868
                                                          ===========  ===========  ===========  ============

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                      Statements of Changes in Net Assets

                                                            Intermediate Bond Fund            Bond Fund
                                                          -------------------------  --------------------------
                                                           Six Months                 Six Months
                                                             Ended      Year Ended      Ended       Year Ended
                                                          February 28,  August 31,   February 28,   August 31,
                                                              2002         2001          2002          2001
                                                          ------------ ------------  ------------  ------------
                                                          (Unaudited)                (Unaudited)
From Investment Activities:
Operations:
    Net investment income................................ $ 2,507,457  $  5,145,754  $  1,727,504  $  3,593,739
    Net realized gains on investment transactions........     394,346       341,287       663,412       462,446
    Change in unrealized appreciation/depreciation on
     investment transactions.............................     243,794     3,031,501       165,481     2,756,574
                                                          -----------  ------------  ------------  ------------
  Change in net assets from operations...................   3,145,597     8,518,542     2,556,397     6,812,759
                                                          -----------  ------------  ------------  ------------
Distributions to Shareholders:
    From net investment income...........................  (2,548,657)   (5,145,769)   (1,806,515)   (3,593,739)
    From net realized gains on investment transactions...          --            --      (528,928)           --
                                                          -----------  ------------  ------------  ------------
  Change in net assets from shareholder distributions....  (2,548,657)   (5,145,769)   (2,335,443)   (3,593,739)
                                                          -----------  ------------  ------------  ------------
Capital Transactions:
    Proceeds from shares issued..........................   7,660,828    19,871,603     8,066,409    19,758,883
    Dividends reinvested.................................     952,428     1,909,380     1,499,293     1,985,248
    Cost of shares redeemed..............................  (7,482,022)  (12,463,806)  (11,006,021)  (15,641,770)
                                                          -----------  ------------  ------------  ------------
  Change in net assets from capital transactions.........   1,131,234     9,317,177    (1,440,319)    6,102,361
                                                          -----------  ------------  ------------  ------------
  Change in net assets...................................   1,728,174    12,689,950    (1,219,365)    9,321,381
                                                          -----------  ------------  ------------  ------------
Net Assets:
    Beginning of period..................................  96,907,974    84,218,024    65,461,941    56,140,560
                                                          -----------  ------------  ------------  ------------
    End of period........................................ $98,636,148  $ 96,907,974  $ 64,242,576  $ 65,461,941
                                                          ===========  ============  ============  ============
Share Transactions:
    Issued...............................................     726,908     1,919,376       828,005     2,088,370
    Reinvested...........................................      90,374       185,476       154,455       210,385
    Redeemed.............................................    (709,019)   (1,206,598)   (1,135,945)   (1,647,576)
                                                          -----------  ------------  ------------  ------------
  Change in shares.......................................     108,263       898,254      (153,485)      651,179
                                                          ===========  ============  ============  ============

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                      Statements of Changes in Net Assets

                                                                    Balanced Fund                Equity Fund
                                                              -------------------------  --------------------------
                                                               Six Months                 Six Months
                                                                 Ended      Year Ended      Ended       Year Ended
                                                              February 28,  August 31,   February 28,   August 31,
                                                                  2002         2001          2002          2001
                                                              ------------ ------------  ------------  ------------
                                                              (Unaudited)                (Unaudited)
From Investment Activities:
Operations:
    Net investment income.................................... $   697,714  $  1,488,486  $    416,153  $    943,198
    Net realized gains (losses) on investment transactions...  (1,424,070)   (3,093,845)   (9,457,057)   16,105,571
    Change in unrealized appreciation/depreciation on
     investment transactions.................................   1,048,824    (6,723,116)      900,124   (45,035,346)
                                                              -----------  ------------  ------------  ------------
  Change in net assets from operations.......................     322,468    (8,328,475)   (8,140,780)  (27,986,577)
                                                              -----------  ------------  ------------  ------------
Distributions to Shareholders:
    From net investment income...............................    (744,771)   (1,533,198)     (497,298)     (892,818)
    From net realized gains on investment transactions.......          --            --   (17,635,243)  (28,798,436)
                                                              -----------  ------------  ------------  ------------
  Change in net assets from shareholder distributions........    (744,771)   (1,533,198)  (18,132,541)  (29,691,254)
                                                              -----------  ------------  ------------  ------------
Capital Transactions:
    Proceeds from shares issued..............................   2,554,248     8,934,111     6,731,645    18,500,145
    Dividends reinvested.....................................     744,089     1,531,450    16,636,131    26,212,698
    Cost of shares redeemed..................................  (5,062,675)  (10,990,801)  (23,012,386)  (28,513,189)
                                                              -----------  ------------  ------------  ------------
  Change in net assets from capital transactions.............  (1,764,338)     (525,240)      355,390    16,199,654
                                                              -----------  ------------  ------------  ------------
  Change in net assets.......................................  (2,186,641)  (10,386,913)  (25,917,931)  (41,478,177)
                                                              -----------  ------------  ------------  ------------
Net Assets:
    Beginning of period......................................  60,249,412    70,636,325   109,685,089   151,163,266
                                                              -----------  ------------  ------------  ------------
    End of period............................................ $58,062,771  $ 60,249,412  $ 83,767,158  $109,685,089
                                                              ===========  ============  ============  ============
Share Transactions:
    Issued...................................................     215,335       719,134       731,002     1,433,808
    Reinvested...............................................      64,483       122,717     2,038,066     2,160,323
    Redeemed.................................................    (429,195)     (865,585)   (2,484,099)   (2,071,031)
                                                              -----------  ------------  ------------  ------------
  Change in shares...........................................    (149,377)      (23,734)      284,969     1,523,100
                                                              ===========  ============  ============  ============

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                      Statements of Changes in Net Assets

                                                                      Growth Equity Fund      Small Cap Equity Fund
                                                                  -------------------------  -----------------------
                                                                   Six Months                 Six Months
                                                                     Ended      Year Ended      Ended     Year Ended
                                                                  February 28,  August 31,   February 28, August 31,
                                                                      2002         2001          2002        2001
                                                                  ------------ ------------  ------------ ----------
                                                                  (Unaudited)                (Unaudited)
From Investment Activities:
Operations:
    Net investment income (loss)................................. $    21,386  $   (324,574)  $    3,254  $   13,324
    Net realized gains (losses) on investment transactions.......  (1,981,853)  (21,056,625)    (134,370)    221,125
    Change in unrealized appreciation/depreciation on
     investment transactions.....................................   3,501,980   (42,119,056)     357,105    (458,813)
                                                                  -----------  ------------   ----------  ----------
  Change in net assets from operations...........................   1,541,513   (63,500,255)     225,989    (224,364)
                                                                  -----------  ------------   ----------  ----------
Distributions to Shareholders:
    From net investment income...................................     (14,368)           --       (4,947)    (17,265)
    From net realized gains on investment transactions...........          --            --     (198,635)    (40,218)
    In excess of net realized gains on investment transactions...          --    (4,072,461)          --          --
                                                                  -----------  ------------   ----------  ----------
  Change in net assets from shareholder distributions............     (14,368)   (4,072,461)    (203,582)    (57,483)
                                                                  -----------  ------------   ----------  ----------
Capital Transactions:
    Proceeds from shares issued..................................  14,879,213    20,344,168      293,740     349,388
    Dividends reinvested.........................................       6,706     3,901,472      193,439      39,838
    Cost of shares redeemed......................................  (7,706,877)  (42,683,508)     (86,504)   (694,892)
                                                                  -----------  ------------   ----------  ----------
  Change in net assets from capital transactions.................   7,179,042   (18,437,868)     400,675    (305,666)
                                                                  -----------  ------------   ----------  ----------
  Change in net assets...........................................   8,706,187   (86,010,584)     423,082    (587,513)
                                                                  -----------  ------------   ----------  ----------
Net Assets:
    Beginning of period..........................................  89,438,521   175,449,105    7,454,473   8,041,986
                                                                  -----------  ------------   ----------  ----------
    End of period................................................ $98,144,708  $ 89,438,521   $7,877,555  $7,454,473
                                                                  ===========  ============   ==========  ==========
Share Transactions:
    Issued.......................................................   1,439,349     1,650,900       25,489      29,463
    Reinvested...................................................         720       304,090       16,777       3,479
    Redeemed.....................................................    (769,021)   (3,554,485)      (7,444)    (58,552)
                                                                  -----------  ------------   ----------  ----------
  Change in shares...............................................     671,048    (1,599,495)      34,822     (25,610)
                                                                  ===========  ============   ==========  ==========

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
U.S. Treasury Fund

                       Schedule of Portfolio Investments
                               February 28, 2002
                                  (Unaudited)

  Principal               Security
   Amount                Description               Value
 ------------  -------------------------------  ------------
U.S. Treasury Bills (40.9%):
$255,000,000   1.75%*, 3/28/02................. $254,666,457

                                                ------------
  Total U.S. Treasury Bills                      254,666,457

                                                ------------
Repurchase Agreements (59.2%):
  25,000,000   Bear Stearns Cos., Inc., 1.85%,
                3/1/02.........................   25,000,000
 135,000,000   Deutsche Bank, 1.86%, 3/1/02....  135,000,000
 133,622,920   J.P. Morgan Chase & Co., 1.85%,
                3/1/02.........................  133,622,920
  25,000,000   Morgan Stanley Dean Witter &
                Co., 1.83%, 3/1/02.............   25,000,000
  25,000,000   SG Cowen, 1.86%, 3/1/02.........   25,000,000
  25,000,000   UBS Warburg, 1.87%, 3/1/02......   25,000,000

                                                ------------
  Total Repurchase Agreements                    368,622,920

                                                ------------
  Total Investments (Cost $623,289,377)
   (a)--100.1%                                   623,289,377
  Liabilities in excess of other assets--(0.1)%     (726,466)

                                                ------------
  Net Assets--100.0%                            $622,562,911

                                                ============

--------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
*  Effective yield at purchase.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Institutional U.S. Treasury Fund

                       Schedule of Portfolio Investments
                               February 28, 2002
                                  (Unaudited)

   Principal               Security
    Amount                Description              Value
    ------       ----------------------------   -----------
U.S. Treasury Bills (58.1%):
$35,000,000     1.75%*, 3/28/02................ $34,954,194

                                                -----------
  Total U.S. Treasury Bills                      34,954,194

                                                -----------
Repurchase Agreements (42.0%):
 12,000,000     Deutsche Bank, 1.86%, 3/1/02...  12,000,000
 13,210,638     J.P. Morgan Chase & Co.,
                 1.85%, 3/1/02.................  13,210,638

                                                -----------
  Total Repurchase Agreements                    25,210,638

                                                -----------
  Total Investments (Cost $60,164,832)
   (a)--100.1%                                   60,164,832
  Liabilities in excess of other assets--(0.1)%     (82,700)

                                                -----------
  Net Assets--100.0%                            $60,082,132

                                                ===========

--------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
*  Effective yield at purchase.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Cash Management Fund

                       Schedule of Portfolio Investments
                               February 28, 2002
                                  (Unaudited)

 Principal             Security
  Amount              Description               Value
----------- -------------------------------- ------------
Bankers Acceptance (0.6%):
Banking (0.6%):
$ 5,000,000 Bank of New York,
             1.86%***, 7/15/02.............. $  4,965,244

                                             ------------
  Total Bankers Acceptance                      4,965,244

                                             ------------
Certificates of Deposit (0.6%):
Banking (0.6%):
  5,000,000 Mellon Funding Corp.,
             1.93%, 8/19/02.................    5,000,000

                                             ------------
  Total Certificates of Deposit                 5,000,000

                                             ------------
Commercial Paper (23.1%):
Banking (5.4%):
  4,390,000 ABN-AMRO National Finance
             Corp., 1.73%***, 3/20/02.......    4,386,003
  2,371,000 ABN-AMRO National Finance
             Corp., 1.62%***, 4/4/02........    2,367,395
    500,000 ABN-AMRO National Finance
             Corp., 1.77%***, 4/17/02.......      498,845
  7,500,000 BNP Panibas, 1.71%***, 3/15/02..    7,495,042
  7,500,000 Lloyds TSB Bank,
             1.71%***, 4/8/02...............    7,486,542
 10,000,000 Rabobank Nederland,
             1.70%***, 6/14/02..............    9,950,854
  5,000,000 Societe Generale,
             1.72%***, 3/8/02...............    4,998,328
  2,500,000 Societe Generale,
             1.68%***, 4/15/02..............    2,494,781
  7,000,000 UBS Finance, 1.76%***, 3/14/02..    6,995,551

                                             ------------
                                               46,673,341

                                             ------------
Beverages (0.6%):
  5,000,000 Coca-Cola Co., 1.74%***, 4/12/02    4,989,850

                                             ------------
Computers & Peripherals (0.6%):
  5,000,000 IBM Credit Corp.,
             1.72%***, 3/29/02..............    4,993,311

                                             ------------
Consumer Products (0.8%):
  1,700,000 Procter & Gamble Co.,
             1.58%***, 3/26/02..............    1,698,135
  5,500,000 Procter & Gamble Co.,
             1.65%***, 4/3/02...............    5,491,731

                                             ------------
                                                7,189,866

                                             ------------
Financial Services (4.3%):
  3,500,000 Abbey National PLC,
             1.73%***, 3/20/02..............    3,496,823
    900,000 Abbey National PLC,
             1.73%***, 3/22/02..............      899,097

 Principal              Security
  Amount               Description               Value
----------- --------------------------------- ------------
Commercial Paper, continued:
Financial Services, continued:
$ 2,500,000 Abbey National PLC,
             1.73%***, 6/14/02............... $  2,487,458
  7,500,000 Barclays Funding Corp.,
             1.78%***, 4/8/02................    7,485,988
  7,500,000 Credit Suisse First Boston, Inc.,
             1.78%***, 3/11/02...............    7,496,301
  5,000,000 General Electric Capital Corp.,
             1.64%***, 3/22/02...............    4,995,217
  5,000,000 General Electric Capital Corp.,
             2.10%***, 4/25/02...............    4,984,111
  5,000,000 Goldman Sachs Group, Inc.,
             1.77%***, 4/22/02...............    4,987,217

                                              ------------
                                                36,832,212

                                              ------------
Food Products & Services (1.7%):
 10,000,000 Nestle Capital, 1.77%***, 4/8/02.    9,981,422
  5,000,000 Unilever Capital Corp.,
             1.77%***, 5/13/02**.............    4,982,156

                                              ------------
                                                14,963,578

                                              ------------
Insurance (2.9%):
  7,500,000 AEGON N.V. Funding,
             1.77%***, 5/9/02**..............    7,474,700
 10,000,000 American International Group
             Funding, 1.77%***, 4/15/02......    9,977,875
  7,500,000 ING America Insurance,
             1.81%***, 5/6/02................    7,475,250

                                              ------------
                                                24,927,825

                                              ------------
Oil--Integrated Companies (1.9%):
  1,420,000 BP Amoco, 1.81%***, 5/7/02.......    1,415,243
  7,500,000 ChevronTexaco Corp.,
             1.77%***, 3/8/02................    7,497,419
  5,000,000 Total Fina Elf SA,
             1.78%***, 4/8/02**..............    4,990,658
  2,500,000 Total Fina Elf SA,
             1.78%***, 4/22/02...............    2,493,572

                                              ------------
                                                16,396,892

                                              ------------
Pharmaceuticals (3.1%):
  6,000,000 Glaxo Wellcome PLC,
             1.68%***, 3/11/02...............    5,997,200
  2,100,000 Merck & Co., Inc.,
             1.78%***, 3/22/02...............    2,097,827
  8,450,000 Novartis AG Finance,
             1.75%***, 3/11/02...............    8,445,892
 10,000,000 Pfizer, Inc., 1.73%***, 3/26/02..    9,987,987

                                              ------------
                                                26,528,906

                                              ------------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Cash Management Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Principal             Security
  Amount              Description              Value
----------- ------------------------------- ------------
Commercial Paper, continued:
Retail (0.6%):
$ 5,000,000 Walgreen Co., 1.80%***, 3/1/02. $  5,000,000

                                            ------------
Transportation & Shipping (1.2%):
 10,000,000 United Parcel Service, Inc.,
             1.72%***, 5/1/02..............    9,971,025

                                            ------------
  Total Commercial Paper                     198,466,806

                                            ------------
Corporate Bonds (1.9%):
Banking (1.8%):
  5,000,000 Bank One Corp., 2.03%, 3/21/02*    5,000,440
  5,500,000 Citicorp, 2.03%, 5/28/02*......    5,502,398
  5,000,000 Wells Fargo & Co.,
             1.91%, 4/26/02*...............    5,002,167

                                            ------------
                                              15,505,005

                                            ------------
Health Care (0.1%):
  1,000,000 Johnson & Johnson,
             7.38%, 6/29/02................    1,012,272

                                            ------------
  Total Corporate Bonds                       16,517,277

                                            ------------
U.S. Government Agencies (47.2%):
Fannie Mae (17.7%):
  4,475,000 5.38%, 3/15/02.................    4,478,278
    550,000 6.63%, 4/15/02.................      553,175
 30,000,000 1.74%***, 5/8/02...............   29,900,833
  5,000,000 1.76%, 5/14/02*................    5,000,000
 15,000,000 1.71%, 7/23/02*................   14,998,355
 10,000,000 2.07%, 7/24/02*................   10,000,000
 10,000,000 1.71%, 7/26/02*................    9,999,597
 25,000,000 1.80%, 9/5/02*.................   24,997,313
 20,000,000 3.60%, 9/27/02.................   20,000,000
    700,000 6.38%, 10/15/02................      718,793
  3,000,000 2.51%, 11/1/02.................    3,000,000
    930,000 6.25%, 11/15/02................      957,001
 20,000,000 1.76%, 12/6/02*................   19,995,230
  7,600,000 2.27%, 12/27/02................    7,596,150

                                            ------------
                                             152,194,725

                                            ------------
Federal Farm Credit Bank (5.0%):
 12,000,000 1.75%, 4/1/02..................   12,000,000
 20,000,000 1.72%, 5/1/02..................   20,000,000
    720,000 6.88%, 5/1/02..................      726,060
 10,000,000 1.80%, 6/3/02..................   10,000,000

                                            ------------
                                              42,726,060

                                            ------------
Federal Home Loan Bank (4.9%):
    850,000 7.25%, 5/15/02, Series 2T02....      859,362
 10,000,000 6.88%, 7/18/02, Series 157.....   10,118,986
  8,000,000 2.40%, 11/1/02, Series BG02....    8,000,000
  2,000,000 2.50%, 11/1/02, Series BK02....    2,000,000

 Principal           Security
  Amount            Description             Value
----------- ---------------------------- ------------
U.S. Government Agencies, continued:
Federal Home Loan Bank, continued:
$10,000,000 2.30%, 11/21/02, Series BX02 $ 10,000,000
  5,000,000 2.20%, 12/5/02, Series DI02.    4,997,137
  6,000,000 2.37%, 12/12/02, Series DL02    6,000,000

                                         ------------
                                           41,975,485

                                         ------------
Freddie Mac (4.6%):
 15,000,000 1.69%***, 4/29/02...........   14,958,700
 25,000,000 2.10%***, 10/9/02...........   24,680,875

                                         ------------
                                           39,639,575

                                         ------------
Student Loan Marketing Assoc. (15.0%):
 20,000,000 1.62%, 4/25/02*, MTN........   20,000,000
 20,000,000 1.85%, 5/16/02*.............   20,000,000
 40,000,000 2.18%, 6/4/02*, MTN.........   40,000,000
 15,000,000 1.83%, 7/18/02*.............   15,000,000
 14,000,000 2.25%, 11/25/02, MTN........   14,000,000
 10,000,000 2.25%, 1/27/03, MTN.........    9,998,381
 10,000,000 2.45%, 2/28/03, MTN.........   10,000,000

                                         ------------
                                          128,998,381

                                         ------------
  Total U.S. Government Agencies          405,534,226

                                         ------------
U.S. Treasury Bills (7.8%):
 25,000,000 1.69%***, 3/7/02............   24,992,975
 17,000,000 1.71%***, 3/21/02...........   16,983,850
 25,000,000 1.75%***, 3/28/02...........   24,967,225

                                         ------------
  Total U.S. Treasury Bills                66,944,050

                                         ------------
U.S. Treasury Notes (1.2%):
 10,000,000 4.75%, 1/31/03..............   10,254,078

                                         ------------
  Total U.S. Treasury Notes                10,254,078

                                         ------------
U.S. Treasury Strips (0.3%):
  2,186,000 1.83%***, 5/31/02...........    2,175,963

                                         ------------
  Total U.S. Treasury Strips                2,175,963

                                         ------------
Repurchase Agreements (18.4%):
 20,000,000 Bear Stearns Cos., Inc.,
             1.90%, 3/1/02..............   20,000,000
 60,000,000 Deutsche Bank, 1.89%, 3/1/02   60,000,000
 58,010,460 J.P. Morgan Chase & Co.,
             1.88%, 3/1/02..............   58,010,460
 20,000,000 Morgan Stanley Dean Witter &
             Co., 1.89%, 3/1/02.........   20,000,000

                                         ------------
  Total Repurchase Agreements             158,010,460

                                         ------------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Cash Management Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

  Principal                  Security
   Amount                   Description     Value
---------                   -----------  ------------
  Total Investments
   (Cost $867,868,104) (a)--101.1%            $867,868
  Liabilities in excess of other assets--(1.1)%   (9,4

                                         ------------
  Net Assets--100.0%                          $858,435

                                         ============

--------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
* Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2002. The date presented reflects the long term maturity date.
** Illiquid security. Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.
*** Effective yield at purchase.

MTN--Medium Term Note
PLC--Public Limited Company

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Intermediate Tax-Free Bond Fund

                       Schedule of Portfolio Investments
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal               Security                   Market
 Amount                Description                 Value
--------- -------------------------------------- -----------
Alternative Minimum Tax Paper (3.3%):
Illinois (1.4%):
$350,000  Chicago O'Hare International Airport,
           Revenue Refunding, Series A,
           5.60%, 1/1/07,
           Callable 1/1/03 @ 102*,
           Insured by: MBIA..................... $   361,843

                                                 -----------
Texas (1.9%):
 250,000  Texas State Student Loan, GO,
           6.50%, 8/1/07,
           Callable 8/1/02 @ 100*                    254,993
 250,000  Texas State Student Loan, GO,
           5.75%, 8/1/08,
           Callable 8/1/04 @ 100*...............     259,878

                                                 -----------
                                                     514,871

                                                 -----------
  Total Alternative Minimum Tax Paper                876,714

                                                 -----------
Municipal Bonds (95.0%):
Alabama (2.0%):
 500,000  Montgomery Educational Building
           Facilities Authority Revenue,
           Faulkner University Project,
           4.95%, 10/1/14,
           Callable 10/1/08 @ 102*,
           Insured by: MBIA.....................     518,355

                                                 -----------
Alaska (2.1%):
 500,000  Alaska State Housing Financial Corp.,
           Series A, 6.10%, 12/1/06.............     550,095

                                                 -----------
Arizona (2.0%):
 500,000  Arizona State University, Revenue
           Refunding, Series A, 5.80%, 7/1/07,
           Callable 7/1/02 @ 101*...............     511,960

                                                 -----------
California (2.1%):
 500,000  Folsom, School Facilities Project, GO,
           Series B, 6.00%, 8/1/06,
           Callable 8/1/04 @ 102*,
           Insured by: FGIC.....................     547,215

                                                 -----------
Florida (1.9%):
 500,000  Jacksonville Electrical Authority
           Revenue, Water and Sewer System,
           Series A, 5.38%, 10/1/14,
           Callable 10/1/02 @ 101*,
           Insured by: FGIC.....................     507,395

                                                 -----------
Hawaii (2.0%):
 500,000  Hawaii State Refunding, GO,
           5.13%, 2/1/07,
           Insured by: FGIC--TCRS...............     537,390

                                                 -----------

 Shares
   or
Principal                Security                   Market
 Amount                 Description                 Value
--------- --------------------------------------- -----------
Municipal Bonds, continued:
Illinois (13.6%):
$500,000  Chicago Park District Refunding, GO,
           5.45%, 1/1/04,
           Callable 1/1/03 @ 102,
           Insured by: FGIC...................... $   522,675
 400,000  Chicago Park District Refunding, GO,
           Series A, 5.25%, 11/15/12,
           Callable 11/15/08 @ 100*,
           Insured by: MBIA......................     421,452
 250,000  Chicago Project & Referendum, GO,
           Series B, 5.13%, 1/1/13,
           Callable 1/1/06 @ 102*,
           Insured by: FGIC......................     258,453
 500,000  Chicago School Finance Authority
           Refunding, GO, Series A,
           5.38%, 6/1/08,
           Callable 6/1/03 @ 102*,
           Insured by: FGIC......................     519,030
 500,000  Illinois Development Finance
           Authority, Pollution Control
           Revenue Refunding, Commonwealth
           Edison Co., 5.70%, 1/15/09,
           Insured by: AMBAC.....................     552,560
 250,000  Illinois Health Facilities Authority
           Revenue, Edward Hospital Obligated
           Group--A, 5.50%, 2/15/15,
           Callable 2/15/11 @ 101*,
           Insured by: FSA.......................     264,945
 500,000  Illinois Health Facilities Authority
           Revenue, Methodist Medical Center,
           5.13%, 11/15/18,
           Callable 11/15/08 @ 101*..............     502,650
 500,000  Illinois Health Facilities Revenue, OSF
           Healthcare System, 5.75%, 11/15/07,
           Callable 11/15/03 @ 102*..............     522,075

                                                  -----------
                                                    3,563,840

                                                  -----------
Indiana (6.2%):
 500,000  Blackford County School Building
           Revenue, First Mortgage,
           5.10%, 1/15/16,
           Callable 7/15/06 @ 101*,
           Insured by: AMBAC, State Aid
           Withholding...........................     509,920
 600,000  Indiana State Office Building Revenue,
           Series B, 5.25%, 7/1/15,
           Callable 7/1/03 @ 102*,
           Insured by: AMBAC.....................     608,388

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Tax-Free Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal               Security                   Market
 Amount                Description                 Value
--------- -------------------------------------- -----------
Municipal Bonds, continued:
Indiana, continued:
$500,000  South Bend Water Works Revenue,
           4.75%, 1/1/12,
           Callable 1/1/06 @ 101*,
           Insured by: FSA...................... $   509,275

                                                 -----------
                                                   1,627,583

                                                 -----------
Louisiana (2.0%):
 500,000  Louisiana Public Facilities Authority,
           Louisiana Water Co. Project,
           5.45%, 2/1/13,
           Callable 8/1/07 @ 100*,
           Insured by: AMBAC....................     527,345

                                                 -----------
Michigan (6.0%):
 550,000  Detroit Sewer Disposal Revenue,
           Series A, 5.25%, 7/1/15,
           Callable 7/1/05 @ 101*,
           Insured by: MBIA.....................     566,852
 600,000  Michigan State Building Authority
           Revenue, Series I, 4.75%, 10/15/15,
           Callable 10/15/09 @ 100*.............     606,474
 400,000  Novi Michigan Special Assessment,
           4.75%, 10/1/14,
           Callable 10/1/08 @ 100*,
           Insured by: AMBAC....................     405,860

                                                 -----------
                                                   1,579,186

                                                 -----------
Nevada (5.0%):
 250,000  Clark County, Series A, GO,
           6.00%, 7/1/06,
           Callable 7/1/03 @ 101*...............     265,323
 500,000  Las Vegas, Downtown Redevelopment
           Agency, Tax Increment Revenue
           Refunding, 5.40%, 6/1/07,
           Callable 6/1/05 @ 101*,
           Insured by: FSA......................     530,590
 500,000  Reno Hospital Revenue, St. Mary's
           Regional Medical Center,
           5.25%, 5/15/07,
           Callable 5/15/03 @ 102*,
           Insured by: MBIA.....................     518,835

                                                 -----------
                                                   1,314,748

                                                 -----------
Ohio (2.0%):
 500,000  Ohio Municipal Electric Generation
           Agency, 5.38%, 2/15/13,
           Callable 2/15/03 @ 102*,
           Insured by: AMBAC....................     513,680

                                                 -----------

 Shares
   or
Principal               Security                  Market
 Amount                Description                Value
--------- ------------------------------------- -----------
Municipal Bonds, continued:
Oklahoma (13.9%):
$600,000  Edmond, Oklahoma Public Works
           Authority, Revenue Refunding,
           5.00%, 7/1/15,
           Callable 7/1/08 @ 100*,
           Insured by: MBIA.................... $   612,041
 365,000  Grand River Dam Authority Revenue,
           5.90%, 11/1/08,
           Callable 11/2/02 @ 101*, ETM........     397,284
 500,000  Oklahoma City Water Utilities
           Revenue, Series A, 5.00%, 7/1/16,
           Callable 7/1/09 @ 100*..............     508,570
 500,000  Oklahoma City, GO, 5.60%, 5/1/10,
           Callable 5/1/03 @ 100*..............     520,450
 500,000  Oklahoma State Housing Finance
           Agency, Multifamily Housing
           Revenue, Series A4, 5.50%, 11/1/25,
           Callable 5/1/05 @ 100*, Mandatory
           Put 11/1/05, FNMA Collateral........     522,335
 500,000  Tulsa Industrial Authority, Hospital
           Revenue, St. John's Medical Center
           Project, 5.70%, 2/15/04.............     532,555
 540,000  Tulsa Public Facilities Authority,
           Capital Improvement,
           Series 1988-B, 5.70%, 3/1/05,
           Callable 3/1/03 @ 102*..............     562,097

                                                -----------
                                                  3,655,332

                                                -----------
Pennsylvania (4.4%):
 350,000  Bristol Township School District, GO,
           Series A, 5.25%, 2/15/09,
           Callable 2/15/04 @ 100*,
           Insured by: MBIA, State Aid
           Withholding.........................     365,075
 500,000  Harrisburg Recovery Facilities
           Revenue, Series A, 5.00%, 9/1/12,
           Callable 9/1/08 @ 101*,
           Insured by: FSA.....................     524,345
 250,000  Lackawanna County, GO, Series A,
           4.80%, 1/1/13,
           Callable 1/1/09 @ 100*,
           Insured by: FGIC....................     256,670

                                                -----------
                                                  1,146,090

                                                -----------
South Dakota (1.9%):
 460,000  South Dakota Housing Development
           Authority, Homeownership
           Mortgage, Series A, 5.70%, 5/1/08,
           Callable 5/1/06 @ 102*..............     493,764

                                                -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Tax-Free Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal                                                                         Market
 Amount                           Security Description                            Value
--------- --------------------------------------------------------------------- -----------
Municipal Bonds, continued:
Texas (13.2%):
$250,000  Brownsville Utilities System, Revenue Refunding, 6.25%, 9/1/07,
           Callable 9/1/02 @ 100*, Insured by: MBIA............................ $   255,765
 500,000  Houston Refunding & Public Improvement, GO, Series A, 4.75%, 3/1/17,
           Callable 3/1/09 @ 100*, Insured by: MBIA............................     494,185
 400,000  Houston Water & Sewer System, Revenue Refunding, Series B, 6.10%,
           12/1/05, Callable 12/1/02 @ 102*....................................     421,108
 500,000  Katy Independent School District, GO, Series A, 4.80%, 2/15/14,
           Callable 2/15/08 @ 100*.............................................     506,715
 550,000  Pflugerville, GO, 4.75%, 8/1/20, Callable 8/1/13 @ 100*,
           Insured by: FGIC....................................................     525,261
 350,000  Port Arthur Naval District Refunding, GO, 4.88%, 3/1/17,
           Callable 3/1/08 @ 100*, Insured by: AMBAC...........................     348,341
 500,000  Tarrant County Water Control, Revenue Bond, 4.75%, 3/1/12, Callable
           3/1/03 @ 100*, Insured by: AMBAC....................................     501,850
 400,000  Tomball Independent School District, GO, 4.75%, 2/15/16,
           Callable 2/15/09 @ 100*.............................................     399,588

                                                                                -----------
                                                                                  3,452,813

                                                                                -----------
Washington (12.7%):
 400,000  Grays Harbor County Public Utility, Revenue Bond, 5.13%, 1/1/14,
           Callable 1/1/07 @ 100*, Insured by: AMBAC...........................     410,588
 300,000  Seattle Drain & Wastewater, Revenue Refunding & Improvement,
           5.00%, 11/1/17, Callable 11/1/11 @100*, Insured by: FGIC............     303,192

 Shares
   or
Principal                                                                         Market
 Amount                           Security Description                            Value
--------- --------------------------------------------------------------------- -----------
Municipal Bonds, continued:
Washington, continued:
$500,000  Seattle Municipality Sewer Revenue, Series X, 5.50%, 1/1/16,
           Callable 1/1/03 @ 102*, Insured by: FGIC............................ $   521,375
 500,000  Washington State Health Care Facilities, Revenue Bond,
           5.13%, 12/1/12, Callable 12/1/07 @ 101*, Insured by: MBIA...........     521,085
 350,000  Washington State Health Care Facilities, Revenue Bond,
           5.50%, 11/15/13, Callable 11/15/08 @ 101*, Insured by: AMBAC........     371,403
 550,000  Washington State Higher Education Facilities Authority, Revenue
           Refunding, Gonzaga University Project, 4.75%, 4/1/22,
           Callable 4/1/08 @ 100*..............................................     524,623
 750,000  Washington State Public Improvement, GO, Series A, 4.50%, 7/1/23,
           Callable 7/1/08 @ 100*..............................................     684,554

                                                                                -----------
                                                                                  3,336,820

                                                                                -----------
West Virginia (2.0%):
 500,000  Pleasants County Pollution Control Revenue, 4.70%, 11/1/07...........     518,875

                                                                                -----------
 Total Municipal Bonds                                                           24,902,486

                                                                                -----------
Investment Companies (0.9%):
 232,752  SEI Institutional Tax-Free Fund......................................     232,752

                                                                                -----------
 Total Investment Companies                                                         232,752

                                                                                -----------
 Total Investments (Cost $25,002,277)(a)--99.2%                                  26,011,952
 Other assets in excess of liabilities--0.8%                                        214,048

                                                                                -----------
 Net Assets--100.0%                                                             $26,226,000

                                                                                ===========

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Tax-Free Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

                 Unrealized appreciation........... $1,009,675
                 Unrealized depreciation...........         --
                                                    ----------
                 Net unrealized appreciation....... $1,009,675
                                                    ==========

* Represents next call date. Additional subsequent call dates and amounts also apply to this security.

AMBAC--AMBAC Indemnity Corporation
ETM--Escrowed to Maturity
FGIC--Financial Guaranty Insurance Corporation
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GO--General Obligation Bond
MBIA--Municipal Bond Insurance Association
TCRS--Transferable Custodial Receipts

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                       Schedule of Portfolio Investments
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal                Security                  Market
 Amount                 Description                Value
---------- ------------------------------------- -----------
Asset Backed Securities (0.5%):
$    2,029 AFC Home Equity Loan Trust, Series
            1993-2, Class A, 6.00%, 1/20/13..... $     2,027
   386,430 Nomura Asset Securities Corp., Series
            1995-2, Class 2M, 7.12%, 1/25/26....     386,073
    10,970 The Money Store Home Equity Trust,
            Series 1992-B, Class A,
            6.90%, 7/15/07......................      10,960

                                                 -----------
  Total Asset Backed Securities                      399,060

                                                 -----------
Collateralized Mortgage Obligations (53.4%):
   618,391 BA Mortgage Securities, Inc., Series
            1998-4, Class 2A3, 6.50%, 8/25/13...     633,461
    12,205 Bank of America Mortgage Securities,
            Series 2000-3, Class A5,
            7.75%, 6/25/30......................      12,185
   552,683 Bear Stearns Mortgage Securities,
            Inc., Series 1993-10, Class A9,
            7.20%, 7/25/24......................     565,323
    35,600 Chase Mortgage Finance Corp., Series
            1992-K, Class A5, 7.50%, 10/25/24...      35,525
    32,179 Chase Mortgage Finance Corp., Series
            1993-N, Class A5, 6.75%, 11/25/24...      32,527
   442,563 Chase Mortgage Finance Corp., Series
            1999-S5, Class A7, 6.50%, 5/25/29...     454,008
    37,000 Chase Mortgage Finance Corp., Series
            2000-S5, Class A5, 8.00%, 6/25/30...      37,289
   121,229 CMC Securities Corp. III, Series
            1998-1, Class 2A, 6.50%, 4/25/13....     124,625
    26,544 Countrywide Funding Corp., Series
            1994-13, Class A8, 6.50%, 6/25/09...      27,243
    82,706 Countrywide Funding Corp., Series
            1994-9, Class A7, 6.50%, 5/25/24....      82,540
   116,000 Countrywide Funding Corp., Series
            1994-17, Class A8, 7.75%, 7/25/24...     121,045
   191,882 Countrywide Funding Corp., Series
            1994-17, Class A7, 7.88%, 7/25/24...     194,768
    61,000 Countrywide Funding Corp., Series
            1994-19, Class A6,
            8.50%, 12/25/24.....................      60,873
    61,058 Countrywide Home Loans, Series
            1998-2, Class A1, 6.50%, 3/25/28....      61,110
    76,909 Countrywide Home Loans, Series
            1998-13, Class A1, 6.75%, 8/25/28...      77,703
    80,000 Countrywide Mortgage Backed
            Securities, Inc., Series 1993-E,
            Class A6, 6.50%, 1/25/24............      81,711

 Shares
   or
Principal                Security                  Market
 Amount                 Description                Value
---------- ------------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$  587,470 Countrywide Mortgage Trust, Series
            1993-1, Class A7, 7.55%, 4/25/23.... $   587,246
    11,506 Fannie Mae, Series 1992-47, Class J,
            8.00%, 2/25/07......................      11,765
    30,126 Fannie Mae, Series 1993-211, Class
            PG, 6.00%, 3/25/07..................      30,371
   298,172 Fannie Mae, Series 1992-196, Class J,
            6.00%, 11/25/07.....................     304,338
    47,000 Fannie Mae, Series 1993-85, Class H,
            6.50%, 6/25/08......................      48,582
    90,512 Fannie Mae, Series 1997-23, Class
            PE, 6.00%, 9/25/08..................      91,500
    75,000 Fannie Mae, Series 1993-191, Class
            PJ, 6.00%, 10/25/08.................      77,817
 1,000,000 Fannie Mae, Series 1999-1, Class K,
            5.50%, 12/25/08.....................   1,005,804
    10,654 Fannie Mae, Series G93-11, Class H,
            6.00%, 12/25/08.....................      10,674
    44,517 Fannie Mae, Series 1994-75, Class
            OE, 7.00%, 11/25/09.................      44,530
   100,000 Fannie Mae, Series 1992-124, Class
            D, 7.00%, 4/25/10...................     104,238
   121,000 Fannie Mae, Series 1996-9, Class H,
            6.50%, 11/25/13.....................     125,788
   943,393 Fannie Mae, Series 1999-19, Class J,
            6.50%, 5/25/14......................     966,676
    49,378 Fannie Mae, Series 1993-44, Class
            PH, 6.75%, 5/25/19..................      50,662
    27,055 Fannie Mae, Series 1992-58, Class L,
            6.00%, 9/25/19......................      27,042
   310,000 Fannie Mae, Series 1992-188, Class
            PJ, 7.50%, 10/25/19.................     320,862
    52,075 Fannie Mae, Series G92-15, Class G,
            7.00%, 4/25/20......................      52,612
   132,313 Fannie Mae, Series 1991-14, Class H,
            7.00%, 10/25/20.....................     134,899
    16,482 Fannie Mae, Series G92-64, Class
            HB, 7.00%, 12/25/20.................      16,546
     2,333 Fannie Mae, Series 1991-176, Class
            PK, 7.00%, 2/25/21..................       2,329
   141,586 Fannie Mae, Series 1992-135, Class J,
            7.50%, 2/25/21......................     142,407
    58,877 Fannie Mae, Series 693-3, Class H,
            7.00%, 3/25/21......................      58,981
    62,377 Fannie Mae, Series 1992-15, Class J,
            7.00%, 4/25/21......................      62,645

                                   Continued

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal                Security                  Market
 Amount                 Description                Value
---------- ------------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$   58,603 Fannie Mae, Series 1992-34, Class
            GA, 8.00%, 6/25/21.................. $    59,253
    45,696 Fannie Mae, Series 1996-8, Class E,
            7.50%, 8/25/21......................      46,501
    12,135 Fannie Mae, Series 1991-108, Class J,
            7.00%, 9/25/21......................      12,573
   111,126 Fannie Mae, Series 1992-161,
            Class G, 7.50%, 11/25/21............     114,053
    69,887 Fannie Mae, Series 1992-49,
            Class KA, 8.00%, 11/25/21...........      71,259
    49,753 Fannie Mae, Series 1991-165,
            Class L, 7.50%, 12/25/21............      52,122
   124,552 Fannie Mae, Series 1992-11, Class E,
            8.00%, 12/25/21.....................     130,000
    20,395 Fannie Mae, Series 1993-9, Class PH,
            7.00%, 1/25/22......................      20,798
   121,635 Fannie Mae, Series 1992-125,
            Class K, 7.00%, 1/25/22.............     123,175
   167,073 Fannie Mae, Series 1992-34, Class G,
            8.00%, 3/25/22......................     177,780
   118,923 Fannie Mae, Series 1993-122,
            Class K, 6.50%, 4/25/22.............     121,289
    54,923 Fannie Mae, Series 1992-82, Class E,
            7.00%, 4/25/22......................      56,709
    67,698 Fannie Mae, Series 1992-149,
            Class G, 7.00%, 6/25/22.............      69,221
   136,932 Fannie Mae, Series 1992-172,
            Class K, 7.00%, 9/25/22.............     140,697
    78,638 Fannie Mae, Series G92-61, Class G,
            7.00%, 10/25/22.....................      80,596
    46,218 Fannie Mae, Series 1992-195,
            Class C, 7.50%, 10/25/22............      48,679
   209,314 Fannie Mae, Series 1993-252,
            Class M, 6.50%, 5/25/23.............     217,599
   110,580 Fannie Mae, Series 1994-89, Class C,
            8.00%, 6/25/23......................     111,673
   196,000 Fannie Mae, Series 1993-225,
            Class ND, 6.50%, 12/25/23...........     203,476
    62,820 Fannie Mae, Series 1993-223,
            Class K, 6.50%, 12/25/23............      63,440
 2,393,682 Fannie Mae, Series 1997-60,
            Class PD, 6.50%, 1/18/24............   2,439,330
    19,305 Fannie Mae, Series 1994-62, Class H,
            7.00%, 3/25/24......................      19,405
    10,312 Fannie Mae, Series 1996-46, Class H,
            7.25%, 9/25/24......................      10,300

 Shares
   or
Principal               Security                  Market
 Amount                Description                Value
---------- ------------------------------------ -----------
Collateralized Mortgage Obligations, continued:
$   20,112 Fannie Mae, Series 1997-55, Class A,
            7.00%, 3/18/26..................... $    20,483
    10,979 Fannie Mae, Series 1996-16, Class J,
            7.50%, 5/25/26.....................      11,029
   501,178 Fannie Mae, Series 1998-24, Class J,
            6.50%, 5/18/28.....................     510,385
    44,464 Freddie Mac, Series 1106, Class E,
            7.50%, 7/15/06.....................      44,453
    50,026 Freddie Mac, Series 1511, Class E,
            6.00%, 8/15/06.....................      50,215
    41,122 Freddie Mac, Series 1203, Class H,
            6.00%, 1/15/07.....................      42,117
    37,000 Freddie Mac, Series 1458, Class K,
            7.00%, 1/15/08.....................      39,515
    25,941 Freddie Mac, Series 1475, Class O,
            7.00%, 2/15/08.....................      26,980
   500,000 Freddie Mac, Series MTN,
            6.00%, 9/18/08, Callable 9/18/02 @
            100................................     505,080
    96,426 Freddie Mac, Series 1679, Class H,
            6.00%, 11/15/08....................      99,336
       501 Freddie Mac, Series 1647, Class B,
            6.50%, 11/15/08....................         514
    35,805 Freddie Mac, Series 1667, Class C,
            6.00%, 1/15/09.....................      35,927
   118,799 Freddie Mac, Series 1992, Class C,
            6.00%, 3/15/11.....................     122,671
 4,085,126 Freddie Mac, Series 2320, Class TC,
            6.00%, 12/15/11....................   4,103,390
    49,819 Freddie Mac, Series 1595, Class B,
            6.00%, 10/15/13....................      50,135
    20,956 Freddie Mac, Series 2198, Class PK,
            6.75%, 11/15/16....................      21,076
    16,136 Freddie Mac, Series 2056, Class J,
            6.50%, 5/15/17.....................      16,135
    31,108 Freddie Mac, Series 1552, Class F,
            6.00%, 6/15/19.....................      31,365
    30,520 Freddie Mac, Series 1715, Class K,
            7.00%, 9/15/20.....................      30,729
    35,496 Freddie Mac, Series 1035, Class F,
            7.00%, 12/15/20....................      36,357
    63,656 Freddie Mac, Series 1622, Class B,
            6.25%, 1/15/21.....................      64,049
   105,501 Freddie Mac, Series 114, Class H,
            6.95%, 1/15/21.....................     109,776
    30,584 Freddie Mac, Series 1069, Class I,
            6.95%, 2/15/21.....................      30,788

                                   Continued

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal               Security                  Market
 Amount                Description                Value
---------- ------------------------------------ -----------
Collateralized Mortgage Obligations, continued:
$   30,975 Freddie Mac, Series 115, Class I,
            7.00%, 2/15/21..................... $    32,116
     4,947 Freddie Mac, Series 1406, Class G,
            6.75%, 3/15/21.....................       4,946
    17,939 Freddie Mac, Series 1394, Class GB,
            7.00%, 3/15/21.....................      18,146
    43,964 Freddie Mac, Series 1350, Class H,
            7.50%, 3/15/21.....................      44,068
    30,037 Freddie Mac, Series 1603, Class F,
            5.75%, 4/15/21.....................      30,386
    45,331 Freddie Mac, Series 139, Class G,
            7.00%, 4/15/21.....................      46,768
    14,150 Freddie Mac, Series 1418, Class C,
            7.50%, 5/15/21.....................      14,144
     6,994 Freddie Mac, Series 1265, Class J,
            7.00%, 6/15/21.....................       6,990
    33,676 Freddie Mac, Series 1702-B, Class L,
            7.00%, 7/15/21.....................      33,658
   130,000 Freddie Mac, Series 1212, Class H,
            8.00%, 8/15/21.....................     134,256
    37,583 Freddie Mac, Series 1241, Class J,
            7.00%, 9/15/21.....................      37,755
   133,441 Freddie Mac, Series 1674, Class B,
            6.05%, 10/15/21....................     136,069
   265,275 Freddie Mac, Series 1173, Class E,
            6.50%, 11/15/21....................     272,139
    18,824 Freddie Mac, Series 1315, Class I,
            7.00%, 11/15/21....................      18,956
   161,189 Freddie Mac, Series 1163, Class JA,
            7.00%, 11/15/21....................     166,395
    26,247 Freddie Mac, Series 1599, Class B,
            6.00%, 1/15/22.....................      26,604
    15,388 Freddie Mac, Series 1568, Class B,
            6.50%, 2/15/22.....................      15,441
   111,000 Freddie Mac, Series 1217, Class I,
            7.00%, 3/15/22.....................     115,456
   100,000 Freddie Mac, Series 1518, Class E,
            7.00%, 4/15/22.....................     104,578
   116,000 Freddie Mac, Series 1534, Class G,
            6.00%, 5/15/22.....................     119,622
    91,665 Freddie Mac, Series 1614, Class O,
            6.50%, 7/15/22.....................      95,335
   171,324 Freddie Mac, Series 1384, Class C,
            7.00%, 7/15/22.....................     175,680
   160,545 Freddie Mac, Series 1312, Class I,
            8.00%, 7/15/22.....................     169,993

  Shares
    or
 Principal               Security                 Market
  Amount                Description               Value
----------  ----------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$   97,492  Freddie Mac, Series 1486, Class C,
             7.00%, 11/15/22................... $   100,409
    18,453  Freddie Mac, Series 1411, Class O,
             7.00%, 11/15/22...................      18,462
   179,000  Freddie Mac, Series 1643, Class E,
             6.50%, 5/15/23....................     187,977
    40,000  Freddie Mac, Series 1629, Class OA,
             6.00%, 6/15/23....................      41,498
   168,411  Freddie Mac, Series 1543, Class XV,
             7.00%, 7/15/23....................     170,464
    83,521  Freddie Mac, Series 1694, Class N,
             6.50%, 10/15/23...................      85,435
    55,000  Freddie Mac, Series 2082, Class PE,
             6.00%, 11/15/23...................      56,480
   182,490  Freddie Mac, Series 1643, Class G,
             6.00%, 12/15/23...................     183,566
   157,033  Freddie Mac, Series 1634, Class D,
             6.00%, 12/15/23...................     159,215
    89,059  Freddie Mac, Series 1675, Class M,
             6.50%, 12/15/23...................      91,768
    64,000  Freddie Mac, Series 1653, Class D,
             6.75%, 1/15/24....................      66,992
   160,208  Freddie Mac, Series 1669, Class L,
             6.50%, 2/15/24....................     167,556
    96,136  Freddie Mac, Series 1853, Class B,
             7.50%, 4/15/24....................      96,368
    14,026  Freddie Mac, Series 1881, Class H,
             7.50%, 5/15/24....................      14,073
     4,265  Freddie Mac, Series 1935, Class JC,
             7.00%, 12/15/24...................       4,269
    45,538  Freddie Mac, Series 1932, Class B,
             7.00%, 6/15/25....................      46,110
   202,021  Freddie Mac, Series 1983, Class U,
             7.00%, 11/17/25...................     202,971
   194,746  Freddie Mac, Series 2152, Class AC,
             7.50%, 1/15/26....................     204,792
   170,932  Freddie Mac, Series 2136, Class AJ,
             6.50%, 7/15/26....................     171,863
    47,000  Freddie Mac, Series 53, Class A,
             7.13%, 7/20/26....................      48,834
    60,735  Freddie Mac, Series 2149, Class EA,
             6.50%, 9/15/26....................      62,348
    20,512  Freddie Mac, Series 2209, Class TA,
             7.50%, 1/15/27....................      20,905
   450,000  Freddie Mac, Series 2248, Class GB,
             7.00%, 12/15/27...................     466,808

                                   Continued

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

  Shares
    or
 Principal               Security                 Market
  Amount                Description               Value
----------  ----------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$  443,450  Freddie Mac, Series 2360, Class GM,
             6.50%, 6/15/29.................... $   458,358
    20,327  General Electric Capital Mortgage
             Services, Inc., Series 1996-5,
             Class A3, 7.35%, 3/25/11..........      20,369
    42,841  General Electric Capital Mortgage
             Services, Inc., Series 1998-7,
             Class A, 6.50%, 4/25/13...........      44,360
     5,974  General Electric Capital Mortgage
             Services, Inc., Series 1193-12,
             Class A3, 6.50%, 10/25/23.........       5,984
    30,250  General Electric Capital Mortgage
             Services, Inc., Series 1993-12,
             Class A2, 6.50%, 10/25/23.........      31,045
   326,000  General Electric Capital Mortgage
             Services, Inc., Series 1993-16,
             Class A11, 6.00%, 12/25/23........     331,848
    30,000  General Electric Capital Mortgage
             Services, Inc., Series 1998-6,
             Class 2A5, 6.75%, 3/25/28.........      30,597
 1,800,000  General Electric Capital Mortgage
             Services, Inc., Series 1998-9,
             Class A11, 6.75%, 6/25/28.........   1,845,936
 5,003,049  General Electric Capital Mortgage
             Services, Inc., Series 1998-25,
             Class A5, 6.00%, 12/25/28.........   5,068,089
     5,220  General Electric Capital Mortgage
             Services, Inc., Series 1999-17,
             Class A7, 7.25%, 9/25/29..........       5,231
   232,887  Government National Mortgage
             Assoc., Series 1995-8, Class G,
             7.00%, 12/20/22...................     235,083
   191,902  Government National Mortgage
             Assoc., Series 1995-8, Class GA,
             7.00%, 12/20/22...................     193,712
    31,312  Government National Mortgage
             Assoc., Series 1996-15, Class CA,
             7.50%, 1/20/24....................      31,412
    15,392  Government National Mortgage
             Assoc., Series 1997-6, Class B,
             7.50%, 5/20/24....................      15,382
   121,000  Government National Mortgage
             Assoc., Series 1998-6, Class C,
             6.50%, 3/20/25....................     124,495
   250,000  Government National Mortgage
             Assoc., Series 1998-1, Class PD,
             6.25%, 8/20/27....................     254,220

 Shares
   or
Principal                Security                   Market
 Amount                 Description                 Value
---------- -------------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$  825,606 Government National Mortgage
            Assoc., Series 2001-6, Class YA,
            7.00%, 3/20/31....................... $   830,127
    84,163 Headlands Mortgage Securities, Inc.,
            Series 1997-5, Class A1,
            6.75%, 11/25/27......................      85,347
   167,890 Housing Securities, Inc., Series
            1992-EB, Class B5B,
            7.63%, 9/25/22.......................     167,540
   331,603 Independent National Mortgage
            Corp., Series 1994-L, Class A6,
            8.00%, 8/25/24.......................     336,026
    19,000 Independent National Mortgage
            Corp., Series 1995-A, Class A6,
            8.65%, 3/25/25.......................      19,333
    70,284 Independent National Mortgage
            Corp., Series 1995-A, Class A5,
            8.75%, 3/25/25.......................      71,543
    40,494 Independent National Mortgage
            Corp., Series 1995-N, Class A5,
            7.50%, 10/25/25......................      40,731
    18,350 Investors Government National
            Mortgage Assoc., Mortgage Backed
            Securities Trust, Inc., Series
            1984-2, Class E, 7.88%, 4/25/08......      19,018
    94,081 Norwest Asset Securities Corp., Series
            1996-3, Class A8, 7.25%, 9/25/26.....      94,537
   779,505 Norwest Asset Securities Corp., Series
            1999-6I, Class A1, 6.00%, 3/25/29....     796,685
   250,000 Norwest Asset Securities Corp., Series
            1999-20, Class A13,
            6.75%, 8/25/29.......................     254,593
   286,990 PNC Mortgage Securities Corp.,
            Series 1998-11, Class 2A1,
            6.50%, 11/25/13......................     291,972
   421,000 PNC Mortgage Securities Corp.,
            Series 1996-1, Class A9,
            7.75%, 6/25/26.......................     442,185
 1,318,211 PNC Mortgage Securities Corp.,
            Series 1998-14, Class 1A7,
            6.25%, 1/25/29.......................   1,355,173
   159,040 PNC Mortgage Securities Corp.,
            Series 1999-3, Class 4A1,
            6.75%, 4/25/29.......................     162,443
 1,502,406 PNC Mortgage Securities Corp.,
            Series 1999-5, Class 1A6,
            6.50%, 7/25/29.......................   1,526,768

                                   Continued

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal                 Security                   Market
 Amount                  Description                 Value
---------- --------------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$   19,975 PNC Mortgage Securities Corp.,
            Series 2000-1, Class 1A1,
            7.50%, 2/25/30........................ $    20,036
   222,000 PNC Mortgage Securities Corp.,
            Series 2000-5, Class A2,
            7.75%, 7/25/30........................     224,227
   261,361 Prudential Home Mortgage Securities,
            Series 1992-29, Class A9,
            8.00%, 10/25/22.......................     274,951
    54,328 Prudential Home Mortgage Securities,
            Series 1992-51, Class A10,
            7.75%, 2/25/23........................      54,252
    99,422 Prudential Home Mortgage Securities,
            Series 1993-62, Class A6,
            6.50%, 7/25/23........................      99,827
     3,795 Prudential Home Mortgage Securities,
            Series 1993-38, Class A3,
            6.15%, 9/25/23........................       3,789
   384,963 Prudential Home Mortgage Securities,
            Series 1993-43, Class A9,
            6.75%, 10/25/23.......................     394,683
   737,832 Prudential Home Mortgage Securities,
            Series 1994-2, Class A8,
            6.75%, 2/25/24........................     756,329
    87,162 Prudential Home Mortgage Securities,
            Series 1994-15, Class A5,
            6.80%, 5/25/24........................      87,910
   500,000 Prudential Home Mortgage Securities,
            Series 1994-29, Class A6,
            7.00%, 10/25/24.......................     522,250
   142,900 Residential Accredit Loans, Inc.,
            Series 1998-QS16, Class A1,
            6.50%, 11/25/13.......................     146,758
   330,000 Residential Accredit Loans, Inc.,
            Series 1998-QS7, Class CB2,
            6.75%, 7/25/28........................     338,036
 1,600,000 Residential Asset Securitization Trust,
            Series 1998-A5, Class A5,
            6.75%, 6/25/28........................   1,638,744
   234,664 Residential Asset Securitization Trust,
            Series 1998-A9, Class 2A8,
            6.75%, 9/25/28........................     236,182
    88,218 Residential Funding Mortgage
            Securities I, Inc., Series 1999-S15,
            Class A2, 6.50%, 6/25/14..............      90,512

 Shares
   or
Principal                Security                  Market
 Amount                 Description                Value
---------- ------------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$  215,488 Residential Funding Mortgage
            Securities I, Inc., Series 1999-S25,
            Class A1, 6.75%, 12/25/14........... $   222,655
    22,120 Residential Funding Mortgage
            Securities I, Inc., Series 1992-S2,
            Class A5, 8.00%, 1/25/23............      22,066
    54,737 Residential Funding Mortgage
            Securities I, Inc., Series 1993-S28,
            Class A6, 7.00%, 8/25/23............      55,177
    32,262 Residential Funding Mortgage
            Securities I, Inc., Series 1994-S2,
            Class A5, 6.63%, 1/25/24............      32,980
   115,000 Residential Funding Mortgage
            Securities I, Inc., Series 1994-S9,
            Class A5, 6.50%, 3/25/24............     116,405
   484,083 Residential Funding Mortgage
            Securities I, Inc., Series 1996-S9,
            Class A10, 7.25%, 4/25/26...........     498,528
   133,000 Residential Funding Mortgage
            Securities I, Inc., Series 1996-S14,
            Class A10, 7.50%, 5/25/26...........     136,103
   135,361 Residential Funding Mortgage
            Securities I, Inc., Series 1996-S14,
            Class A9, 7.50%, 5/25/26............     136,283
    45,000 Residential Funding Mortgage
            Securities I, Inc., Series 1997-S2,
            Class A4, 7.50%, 1/25/27............      45,290
   130,156 Residential Funding Mortgage
            Securities I, Inc., Series 1997-S7,
            Class A3, 7.50%, 5/25/27............     130,714
    91,289 Residential Funding Mortgage
            Securities I, Inc., Series 1997-S8,
            Class A9, 7.50%, 6/25/27............      93,527
   117,618 Residential Funding Mortgage
            Securities I, Inc., Series 1997-S9,
            Class A20, 7.50%, 7/25/27...........     119,366
   595,657 Residential Funding Mortgage
            Securities I, Inc., Series 1997-S12,
            Class A18, 6.75%, 8/25/27...........     610,179
   572,661 Residential Funding Mortgage
            Securities I, Inc., Series 1998-S9,
            Class 2A5, 6.75%, 4/25/28...........     585,528
   407,145 Residential Funding Mortgage
            Securities I, Inc., Series 1998-S10,
            Class A8, 6.75%, 4/25/28............     410,341

                                   Continued

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal                Security                  Market
 Amount                 Description                Value
---------- ------------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$   44,413 Residential Funding Mortgage
            Securities I, Inc., Series 1998-S24,
            Class A3, 6.50%, 10/25/28........... $    45,381
   168,000 Securitized Asset Sales, Inc., Series
            1995-A, Class A6, 8.13%, 3/25/24....     178,427
    53,000 Structured Mortgage Asset Residential
            Trust, Series 1992-12B, Class G,
            7.60%, 1/25/24......................      54,441

                                                 -----------
  Total Collateralized Mortgage Obligations       45,333,366

                                                 -----------
Corporate Bonds (5.1%):
Brokerage Services (4.8%):
 2,000,000 Goldman Sachs Group, Inc., 6.88%,
            1/15/11.............................   2,077,312
 2,000,000 Morgan Stanley Dean Witter & Co.,
            6.75%, 4/15/11......................   2,086,512

                                                 -----------
                                                   4,163,824

                                                 -----------
Entertainment (0.1%):
    50,000 Sony Corp., 6.13%, 3/4/03............      51,688

                                                 -----------
Financial Services (0.1%):
    50,000 Mellon Financial Co., 6.00%, 3/1/04..      52,250

                                                 -----------
Telecommunications (0.1%):
    50,000 U.S. West Communications, Inc.,
            6.38%, 10/15/02.....................      49,024

                                                 -----------
  Total Corporate Bonds                            4,316,786

                                                 -----------
U.S. Government Agencies (2.0%):
Freddie Mac (0.7%):
    72,500 6.00%, 4/1/03, Gold Pool #N96340.....      73,871
   517,375 6.50%, 12/1/11, Gold Pool #E20275....     538,571

                                                 -----------
                                                     612,442

                                                 -----------
Government National Mortgage Assoc. (1.3%):
     3,276 7.25%, 10/15/03, Pool #2439..........       3,357
     6,858 8.00%, 3/15/04, Pool #2387...........       7,150
    14,640 8.00%, 5/15/04, Pool #3229...........      15,265
     9,478 8.00%, 5/15/04, Pool #3236...........       9,882
    13,834 7.25%, 2/15/05, Pool #5504...........      14,452
    19,980 7.25%, 2/15/05, Pool #5719...........      20,873
     6,477 7.25%, 3/15/05, Pool #6229...........       6,766
    26,268 7.25%, 4/15/05, Pool #6423...........      27,441
    16,647 8.00%, 5/15/05, Pool #5844...........      17,508
    34,105 8.00%, 8/15/05, Pool #6711...........      35,869
    28,680 7.25%, 11/15/05, Pool #8572..........      29,961
    22,711 7.25%, 12/15/05, Pool #9018..........      23,725

   Shares
     or
  Principal               Security                Market
   Amount                Description              Value
  ----------    -----------------------------   -----------
U.S. Government Agencies, continued:
Government National Mortgage Assoc., continued:
$   10,957     7.25%, 12/15/05, Pool #9024..... $    11,446
    18,460     7.25%, 12/15/05, Pool #9546.....      19,285
    28,818     7.25%, 12/15/05, Pool #8958.....      30,105
    19,748     7.25%, 1/15/06, Pool #9377......      20,766
     8,065     7.25%, 1/15/06, Pool #9399......       8,481
    18,727     8.00%, 2/15/06, Pool #9208......      19,816
    31,769     8.00%, 8/15/06, Pool #11277.....      33,616
    10,740     8.00%, 9/15/06, Pool #11926.....      11,364
    21,829     8.00%, 10/15/06, Pool #12265....      23,099
    36,701     8.00%, 10/15/06, Pool #13014....      38,834
    24,102     8.00%, 10/15/06, Pool #11931....      25,503
    40,350     8.00%, 11/15/06, Pool #13173....      42,696
    25,742     8.00%, 11/15/06, Pool #13379....      27,238
    19,860     8.00%, 2/15/07, Pool #15008.....      21,145
    26,882     8.00%, 8/15/07, Pool #18730.....      28,621
    77,153     8.00%, 8/15/07, Pool #19641.....      82,145
    17,539     8.00%, 9/15/07, Pool #19103.....      18,673
    22,499     8.00%, 11/15/07, Pool #21277....      23,955
    61,354     8.00%, 11/15/07, Pool #20059....      65,324
    17,408     8.00%, 12/15/07, Pool #20866....      18,534
    13,369     8.00%, 12/15/07, Pool #20455....      14,234
    38,705     8.00%, 12/15/07, Pool #14999....      41,209
    10,953     8.00%, 2/15/08, Pool #22610.....      11,705
    68,640     8.00%, 2/15/08, Pool #23055.....      73,351
     4,350     8.00%, 3/15/08, Pool #22438.....       4,649
     7,985     6.50%, 7/15/23, Pool #350795....       8,197
    12,523     7.50%, 3/15/24, Pool #376439....      13,250
     8,185     7.00%, 4/20/24, Pool #1655......       8,503
    17,886     6.50%, 12/15/25, Pool #414856...      18,322
   108,966     8.00%, 6/15/26, Pool #423563....     116,326
    13,554     7.00%, 11/20/26, Pool #2320.....      14,030

                                                -----------
                                                  1,106,671

                                                -----------
  Total U.S. Government Agencies                  1,719,113

                                                -----------
U.S. Treasury Notes (31.9%):
   650,000     6.50%, 3/31/02..................     652,581
12,200,000     2.75%, 10/31/03.................  12,198,536
 1,000,000     4.25%, 11/15/03.................   1,024,102
 2,500,000     4.63%, 5/15/06..................   2,552,735
11,000,000     3.50%, 11/15/06.................  10,679,790

                                                -----------
  Total U.S. Treasury Notes                      27,107,744

                                                -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

                         Security                 Market
  Shares                Description               Value
 ---------  ----------------------------------  -----------
Investments in Affiliates (7.8%):
Investment Companies (7.8%):
4,024,919   American Performance Cash
             Management Fund................... $ 4,024,919
2,567,635   American Performance U.S. Treasury
             Fund..............................   2,567,635

                                                -----------
  Total Investments in Affiliates                 6,592,554

                                                -----------
  Total Investments (Cost $84,119,710)
   (a)--100.7%                                   85,468,623
  Liabilities in excess of other assets--(0.7)%    (619,821)

                                                -----------
  Net Assets--100.0%                            $84,848,802

                                                ===========

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

            Unrealized appreciation..................... $1,364,388
            Unrealized depreciation.....................    (15,475)
                                                         ----------
            Net unrealized appreciation................. $1,348,913
                                                         ==========

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Intermediate Bond Fund

                       Schedule of Portfolio Investments
                               February 28, 2002
                                  (Unaudited)


 Shares
   or
Principal                Security                  Market
 Amount                 Description                Value
---------- ------------------------------------- -----------
Asset Backed Securities (0.4%):
$  406,769 Nomura Asset Securities Corp., Series
            1995-2, Class 2M, 7.12%, 1/25/26.... $   406,393
                                                 -----------
Total Asset Backed Securities                        406,393
                                                 -----------
Collateralized Mortgage Obligations (49.9%):
   334,253 BA Mortgage Securities, Inc., Series
            1997-3, Class A2, 7.00%, 1/25/28....     337,652
   110,000 BA Mortgage Securities, Inc., Series
            1997-3, Class A3, 7.00%, 1/25/28....     113,762
   571,622 Chase Mortgage Finance Corp., Series
            1994-G, Class A8, 7.50%, 4/25/25....     580,476
   226,500 Chase Mortgage Finance Corp., Series
            1994-I, Class A6, 7.75%, 6/25/25....     232,304
    57,504 Chase Mortgage Finance Corp., Series
            1994-L, Class 2A5,
            9.00%, 11/25/25.....................      58,969
   885,127 Chase Mortgage Finance Corp., Series
            1999-S5, Class A7, 6.50%, 5/25/29...     908,016
    80,000 Chase Mortgage Finance Corp., Series
            1999-S15, Class A6,
            7.50%, 1/25/30......................      82,791
   606,000 Citicorp Mortgage Securities, Inc.,
            Series 1993-1, Class A3,
            7.50%, 1/25/23......................     614,350
   356,000 Citicorp Mortgage Securities, Inc.,
            Series 1993-2, Class A6,
            7.50%, 3/25/23......................     369,154
   100,000 Citicorp Mortgage Securities, Inc.,
            Series 1998-2, Class A4,
            6.75%, 4/25/28......................     102,977
   331,000 CMC Securities Corp. IV, Series
            1997-2, Class IIA3,
            7.25%, 11/25/27.....................     337,633
   107,670 Countrywide Funding Corp., Series
            1994-17, Class A7, 7.88%, 7/25/24...     109,289
   557,000 Countrywide Funding Corp., Series
            1994-17, Class A9, 8.00%, 7/25/24...     583,736
   197,130 Countrywide Funding Corp., Series
            1995-4, Class A7, 7.50%, 9/25/25....     200,252
    68,000 Countrywide Home Loans, Series
            1997-2, Class A14, 7.30%, 4/25/27...      68,863
    40,706 Countrywide Home Loans, Series
            1998-2, Class A1, 6.50%, 3/25/28....      40,740
   730,000 Countrywide Home Loans, Series
            1998-15, Class A16,
            6.75%, 10/25/28.....................     762,310

 Shares
   or
Principal               Security                  Market
 Amount                Description                Value
---------- ------------------------------------ -----------
Collateralized Mortgage Obligations, continued:
$  502,901 Countrywide Home Loans, Series
            1998-18, Class 2A4,
            6.75%, 11/25/28.................... $   516,394
   306,457 Countrywide Home Loans, Series
            2001-2, Class A1, 7.00%, 3/25/31...     315,865
   202,636 Fannie Mae, Series 1992-7, Class E,
            8.00%, 6/25/08.....................     204,668
    87,000 Fannie Mae, Series 1992-188,
            Class PJ, 7.50%, 10/25/19..........      90,048
   133,928 Fannie Mae, Series 1993-102,
            Class G, 6.25%, 1/25/20............     134,252
    17,155 Fannie Mae, Series 1990-62, Class G,
            9.00%, 6/25/20.....................      18,379
   137,488 Fannie Mae, Series 1990-89, Class K,
            6.50%, 7/25/20.....................     140,770
    53,976 Fannie Mae, Series 1991-18, Class H,
            8.50%, 3/25/21.....................      57,901
    26,076 Fannie Mae, Series G-7, Class E,
            8.90%, 3/25/21.....................      28,244
   136,450 Fannie Mae, Series 1991-66, Class J,
            8.13%, 6/25/21.....................     145,181
   100,774 Fannie Mae, Series D-32, Class L,
            8.00%, 10/25/21....................     107,024
    20,248 Fannie Mae, Series G-32, Class N,
            8.10%, 10/25/21....................      21,547
   172,692 Fannie Mae, Series 1993-2, Class PK,
            7.50%, 2/25/22.....................     176,048
   280,260 Fannie Mae, Series 1992-31, Class M,
            7.75%, 3/25/22.....................     296,129
    60,000 Fannie Mae, Series 1993-60, Class D,
            7.00%, 11/25/22....................      62,571
     9,448 Fannie Mae, Series 1996-35, Class D,
            7.00%, 3/25/23.....................       9,451
    50,080 Fannie Mae, Series 1993-69, Class G,
            7.00%, 5/25/23.....................      50,323
    40,000 Fannie Mae, Series G94-8, Class J,
            7.75%, 7/17/23.....................      42,341
   150,887 Fannie Mae, Series 1993-155,
            Class M, 7.00%, 9/25/23............     151,784
   198,426 Fannie Mae, Series 1994-29, Class B,
            6.50%, 1/25/24.....................     205,869
    35,000 Freddie Mac, Series 1176, Class H,
            8.00%, 12/15/06....................      37,633
 2,633,300 Freddie Mac, Series 2320, Class TC,
            6.00%, 12/15/11....................   2,645,073
     2,973 Freddie Mac, Series 1546, Class E,
            6.35%, 11/15/19....................       2,971

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

  Shares
    or
 Principal               Security                 Market
  Amount                Description               Value
----------  ----------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$   16,027  Freddie Mac, Series 1240, Class L,
             6.50%, 2/15/21.................... $    16,017
    12,357  Freddie Mac, Series 1350, Class H,
             7.50%, 3/15/21....................      12,386
    96,376  Freddie Mac, Series 1052, Class G,
             7.50%, 3/15/21....................      99,749
    75,075  Freddie Mac, Series 1281, Class H,
             8.40%, 4/15/21....................      75,639
    68,019  Freddie Mac, Series 138, Class E,
             8.07%, 7/15/21....................      71,402
    78,441  Freddie Mac, Series 1128, Class IB,
             7.00%, 8/15/21....................      81,475
    77,225  Freddie Mac, Series 1119, Class H,
             7.75%, 8/15/21....................      80,496
   170,142  Freddie Mac, Series 1264, Class I,
             8.30%, 4/15/22....................     181,075
   286,000  Freddie Mac, Series 1281, Class I,
             8.00%, 5/15/22....................     305,648
   259,000  Freddie Mac, Series 1310, Class J,
             8.00%, 6/15/22....................     279,340
   266,000  Freddie Mac, Series 1379, Class H,
             7.00%, 10/15/22...................     275,474
   132,000  Freddie Mac, Series 1670, Class D,
             7.00%, 11/15/22...................     139,146
   101,093  Freddie Mac, Series 1790, Class E,
             8.00%, 11/15/23...................     106,673
    85,000  Freddie Mac, Series 1795, Class B,
             7.00%, 12/15/23...................      87,287
   114,919  Freddie Mac, Series 1665, Class M,
             6.50%, 1/15/24....................     119,265
   165,000  Freddie Mac, Series 1720, Class B,
             7.50%, 1/15/24....................     176,122
    17,450  Freddie Mac, Series 1853, Class B,
             7.50%, 4/15/24....................      17,493
    63,436  Freddie Mac, Series 1931, Class D,
             7.25%, 7/15/25....................      63,855
   208,000  Freddie Mac, Series 1904, Class D,
             7.50%, 10/15/26...................     220,597
   113,781  Freddie Mac, Series 2335, Class TP,
             7.00%, 7/15/31....................     115,110
   983,727  General Electric Capital Mortgage
             Services, Inc., Series 2000-1,
             Class A8, 7.50%, 8/25/21..........   1,027,896
   314,603  General Electric Capital Mortgage
             Services, Inc., Series 1993-12,
             Class A2, 6.50%, 10/25/23.........     322,867

  Shares
    or
 Principal               Security                 Market
  Amount                Description               Value
 ----------  ---------------------------------  -----------
Collateralized Mortgage Obligations, continued:
$  111,528   General Electric Capital Mortgage
              Services, Inc., Series 1995-6,
              Class A4, 7.00%, 8/25/25......... $   112,354
    96,936   General Electric Capital Mortgage
              Services, Inc., Series 1997-1,
              Class A14, 7.50%, 3/25/27........     100,728
   190,384   General Electric Capital Mortgage
              Services, Inc., Series 1997-5,
              Class A2, 7.50%, 6/25/27.........     196,265
   163,000   General Electric Capital Mortgage
              Services, Inc., Series 1997-8,
              Class A17, 7.13%, 10/25/27.......     165,238
    54,795   General Electric Capital Mortgage
              Services, Inc., Series 1998-2,
              Class A12, 7.00%, 1/25/28........      55,615
   273,000   General Electric Capital Mortgage
              Services, Inc., Series 1998-3,
              Class A10, 7.00%, 1/25/28........     276,063
 1,000,000   General Electric Capital Mortgage
              Services, Inc., Series 1998-9,
              Class A11, 6.75%, 6/25/28........   1,025,520
 5,003,049   General Electric Capital Mortgage
              Services, Inc., Series 1998-25,
              Class A5, 6.00%, 12/25/28........   5,068,089
   110,948   General Electric Capital Mortgage
              Services, Inc., Series 1999-2,
              Class A1, 6.50%, 4/25/29.........     113,181
   226,000   General Electric Capital Mortgage
              Services, Inc., Series 1999-20,
              Class A19, 7.25%, 12/25/29.......     231,614
    78,646   General Electric Capital Mortgage
              Services, Inc., Series 2000-4,
              Class A2, 7.75%, 4/25/30.........      80,743
   228,245   Government National Mortgage
              Assoc., Series 1996-7, Class C,
              7.50%, 2/16/23...................     231,048
    51,785   Government National Mortgage
              Assoc., Series 2000-6, Class AE,
              7.50%, 4/20/24...................      51,870
     2,330   Government National Mortgage
              Assoc., Series 1997-6, Class B,
              7.50%, 5/20/24...................       2,329
   500,000   Government National Mortgage
              Assoc., Series 1996-9, Class PD,
              7.00%, 1/20/25...................     523,428

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal                Security                   Market
 Amount                 Description                 Value
---------- -------------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$   50,000 Government National Mortgage
            Assoc., Series 1998-13, Class B,
            6.50%, 12/20/25...................... $    51,481
   110,000 Government National Mortgage
            Assoc., Series 1996-20, Class D,
            7.50%, 9/16/26.......................     115,103
 1,000,000 Government National Mortgage
            Assoc., Series 1998-1, Class PD,
            6.25%, 8/20/27.......................   1,016,879
 1,651,212 Government National Mortgage
            Assoc., Series 2001-6, Class YA,
            7.00%, 3/20/31.......................   1,660,253
   398,740 Housing Securities, Inc., Series 1992-
            EB, Class B5B, 7.63%, 9/25/22........     397,907
    93,433 Independent National Mortgage
            Corp., Series 1994-17, Class A5,
            8.38%, 10/25/24......................      94,939
   213,953 Independent National Mortgage
            Corp., Series 1994-T, Class A4,
            8.25%, 11/25/24......................     219,634
    26,962 Independent National Mortgage
            Corp., Series 1995-H, Class A5,
            8.15%, 6/25/25.......................      26,954
   118,000 Independent National Mortgage
            Corp., Series 1995-N, Class A4,
            7.50%, 10/25/25......................     118,691
   112,154 Independent National Mortgage
            Corp., Series 1996-A, Class A4,
            7.00%, 3/25/26.......................     113,346
     6,732 Norwest Asset Securities Corp., Series
            1996-8, Class A2, 7.00%, 12/25/26....       6,758
    29,767 Norwest Asset Securities Corp., Series
            1997-18, Class A1,
            6.75%, 12/25/27......................      30,289
   145,000 Norwest Asset Securities Corp., Series
            1997-21, Class A6, 7.00%, 1/25/28....     146,443
 2,329,000 Norwest Asset Securities Corp., Series
            1997-21, Class A7, 7.00%, 1/25/28....   2,364,925
   141,000 Paine Webber Mortgage Acceptance
            Corp., Series 1994-5A, Class A5,
            8.13%, 7/25/24.......................     146,293
   200,000 Paine Webber Mortgage Acceptance
            Corp., Series 1998-1, Class A3,
            7.00%, 9/25/28.......................     206,990
   200,000 PNC Mortgage Securities Corp.,
            Series 1996-1, Class A16,
            7.38%, 6/25/26.......................     202,214

 Shares
   or
Principal               Security                  Market
 Amount                Description                Value
---------- ------------------------------------ -----------
Collateralized Mortgage Obligations, continued:
$  588,000 PNC Mortgage Securities Corp.,
            Series 1997-2, Class A3,
            7.50%, 3/25/27..................... $   595,750
 1,318,211 PNC Mortgage Securities Corp.,
            Series 1998-14, Class 1A7,
            6.25%, 1/25/29.....................   1,355,173
 2,082,526 PNC Mortgage Securities Corp.,
            Series 1999-9, Class 3A3,
            7.25%, 10/25/29....................   2,196,961
    75,000 PNC Mortgage Securities Corp.,
            Series 2000-5, Class A2,
            7.75%, 7/25/30.....................      75,752
    87,742 Prudential Home Mortgage Securities,
            Series 1993-9, Class A11,
            7.50%, 3/25/08.....................      91,052
    93,824 Prudential Home Mortgage Securities,
            Series 1992-32, Class A9,
            7.45%, 10/25/22....................      93,619
   921,714 Prudential Home Mortgage Securities,
            Series 1992-33, Class A8,
            7.50%, 11/25/22....................     958,103
   836,607 Prudential Home Mortgage Securities,
            Series 1992-40, Class A10,
            7.50%, 12/25/22....................     834,533
 1,582,000 Prudential Home Mortgage Securities,
            Series 1992-43, Class A6,
            7.50%, 1/25/23.....................   1,586,002
   107,281 Prudential Home Mortgage Securities,
            Series 1992-51, Class A10,
            7.75%, 2/25/23.....................     107,131
   300,000 Prudential Home Mortgage Securities,
            Series 1993-19, Class A13,
            7.50%, 6/25/23.....................     304,695
     9,521 Prudential Home Mortgage Securities,
            Series 1993-38, Class A3,
            6.15%, 9/25/23.....................       9,507
   384,963 Prudential Home Mortgage Securities,
            Series 1993-43, Class A9,
            6.75%, 10/25/23....................     394,683
 1,017,000 Prudential Home Mortgage Securities,
            Series 1993-44, Class A17,
            6.00%, 11/25/23....................   1,024,587
   500,000 Prudential Home Mortgage Securities,
            Series 1993-62, Class A6,
            6.75%, 12/26/23....................     512,780

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal                    Security                     Market
 Amount                    Description                    Value
---------- -------------------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$  507,000 Prudential Home Mortgage Securities, Series
            1994-6, Class A6, 6.50%, 2/25/24........... $   520,405
   348,647 Prudential Home Mortgage Securities, Series
            1994-15, Class A5, 6.80%, 5/25/24..........     351,638
   256,000 Prudential Home Mortgage Securities, Series
            1994-18, Class A10, 7.38%, 5/25/24.........     266,624
   530,156 Prudential Home Mortgage Securities, Series
            1994-18, Class A6, 7.50%, 5/25/24..........     543,627
   426,000 Prudential Home Mortgage Securities, Series
            1994-22, Class A6, 7.30%, 6/25/24..........     434,188
    50,409 Prudential Home Mortgage Securities, Series
            1994-27, Class A5, 8.25%, 9/25/24..........      50,666
   500,000 Prudential Home Mortgage Securities, Series
            1994-29, Class A6, 7.00%, 10/25/24.........     522,250
    76,780 Prudential Home Mortgage Securities, Series
            1996-5, Class A9, 7.25%, 4/25/26...........      76,834
   128,409 Residential Accredit Loans, Inc., Series
            1997-QS1, Class A11, 7.50%, 2/25/27........     132,438
    14,691 Residential Asset Securitization Trust,
            Series 2000-A3, Class A2, 8.00%, 5/25/30...      15,035
    73,266 Residential Funding Mortgage Securities I,
            Inc., Series 1992-S36, Class A4, 6.75%,
            11/25/07...................................      74,877
   186,107 Residential Funding Mortgage Securities I,
            Inc., Series 1993-S28, Class A6, 7.00%,
            8/25/23....................................     187,601
   371,000 Residential Funding Mortgage Securities I,
            Inc., Series 1995-S11, Class A10, 7.75%,
            9/25/25....................................     378,561
   319,000 Residential Funding Mortgage Securities I,
            Inc., Series 1996-S14, Class A15, 7.50%,
            5/25/26....................................     328,079
    84,000 Residential Funding Mortgage Securities I,
            Inc., Series 1997-S2, Class A4, 7.50%,
            1/25/27....................................      84,541

 Shares
   or
Principal                   Security                     Market
 Amount                   Description                    Value
--------- -------------------------------------------- -----------
Collateralized Mortgage Obligations, continued:
  $79,216 Residential Funding Mortgage Securities I,
           Inc., Series 1997-S3, Class A8, 7.30%,
           2/25/27.................................... $    80,707
  595,657 Residential Funding Mortgage Securities I,
           Inc., Series 1997-S12, Class A18, 6.75%,
           8/25/27....................................     610,179
1,000,000 Residential Funding Mortgage Securities I,
           Inc., Series 1998-S9, Class 2A4, 6.75%,
           4/25/28....................................   1,027,660
  361,000 Securitized Asset Sales, Inc., Series
           1995-A, Class A12, 7.75%, 3/25/24..........     379,718
   83,957 Vendee Mortgage Trust, Series 1992-2, Class
           F, 7.00%, 2/15/18..........................      84,205
2,896,333 Wells Fargo Mortgage Backed Securities
           Trust, Series 2000-6, Class A4, 7.50%,
           8/25/30....................................   3,024,583

                                                       -----------
 Total Collateralized Mortgage Obligations              49,306,680

                                                       -----------
Corporate Bonds (17.5%):
Banking (2.1%):
1,000,000 Bank One Corp., 7.25%, 8/15/04..............   1,072,500
1,000,000 BankAmerica Corp., 7.75%, 7/15/02...........   1,018,750

                                                       -----------
                                                         2,091,250

                                                       -----------
Brokerage Services (8.8%):
2,000,000 Bear Stearns Co., Inc., 6.75%, 4/15/03......   2,077,500
2,000,000 Goldman Sachs Group, Inc., 6.88%, 1/15/11...   2,077,312
1,500,000 Merrill Lynch & Co., Inc., 6.64%, 9/19/02...   1,533,750
2,000,000 Morgan Stanley Dean Witter & Co., 6.75%,
           4/15/11....................................   2,086,511
  750,000 Salomon Smith Barney Holdings, Inc., 6.88%,
           6/15/05....................................     802,367

                                                       -----------
                                                         8,577,440

                                                       -----------
Financial Services (4.6%):
  500,000 Cincinnati Financial Corp., 6.90%, 5/15/28..     487,582
2,000,000 Commercial Credit Co., 6.38%, 9/15/02.......   2,042,500
1,000,000 General Motors Acceptance Corp., 6.63%,
           10/1/02....................................   1,017,500
1,000,000 General Motors Acceptance Corp., 6.63%,
           10/15/05...................................   1,010,652

                                                       -----------
                                                         4,558,234

                                                       -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal              Security                 Market
 Amount               Description               Value
---------- ---------------------------------- -----------
Corporate Bonds, continued:
Leasing (1.5%):
$1,500,000 Hertz Corp., 6.00%, 1/15/03....... $ 1,501,875

                                              -----------
Pharmaceuticals (0.5%):
   500,000 American Home Products Corp.,
            6.50%, 10/15/02..................     511,805

                                              -----------
  Total Corporate Bonds                        17,240,604

                                              -----------
Taxable Municipal Bonds (4.1%):
California (0.5%):
   500,000 Monrovia Redevelopment Agency
            Tax Allocation, 6.90%, 5/1/17,
            Callable 5/1/08 @ 102*, Insured
            by: AMBAC........................     521,250

                                              -----------
Georgia (1.0%):
 1,000,000 Atlanta & Fulton County Downtown
            Arena Project Revenue Bond,
            Recreational Facilities
            Improvements, 7.00%, 12/1/28,
            Callable 12/1/07 @ 102*, Insured
            by: FSA..........................   1,028,750

                                              -----------
Louisiana (2.2%):
 1,000,000 Orleans Parish School Board
            Refunding Bonds, Series A, 6.45%,
            2/1/05, Insured by: FGIC.........   1,057,500
 1,000,000 Orleans Parish School Board
            Refunding Bonds, Series A, 6.50%,
            2/1/06, Insured by: FGIC.........   1,055,000

                                              -----------
                                                2,112,500

                                              -----------
Wisconsin (0.4%):
   345,000 Wisconsin State, GO, Series D,
            6.90%, 11/1/11, Callable 11/1/08
            @ 100*...........................     365,269

                                              -----------
  Total Taxable Municipal Bonds                 4,027,769

                                              -----------
U.S. Government Agencies (5.5%):
Fannie Mae (0.5%):
    38,565 7.02%, 11/1/22, Pool #188965**....      39,038
   300,510 7.42%, 11/1/22, Pool #189916**....     307,340
   153,794 6.87%, 7/1/23, Pool #224951**.....     157,968

                                              -----------
                                                  504,346

                                              -----------
Freddie Mac (1.6%):
 1,478,215 6.50%, 12/1/11, Gold Pool #E20275.   1,538,774

                                              -----------

    Shares
      or
   Principal                Security                Market
    Amount                 Description              Value
  ----------      -----------------------------   -----------
U.S. Government Agencies, continued:
Government National Mortgage Assoc. (3.4%):
$    4,123      9.00%, 12/15/04, Pool #284008.... $     4,326
    13,435      9.00%, 3/15/06, Pool #299211.....      14,300
    37,570      9.00%, 12/15/06, Pool #316045....      39,991
   101,920      7.50%, 6/15/07, Pool #329595.....     108,324
   452,187      6.00%, 1/15/09, Pool #371901.....     469,415
     2,056      10.00%, 2/15/19, Pool #269976....       2,321
    82,035      8.00%, 11/15/21, Pool #308330....      88,136
    53,873      8.00%, 2/15/22, Pool #319029.....      57,809
    72,412      8.00%, 5/15/23, Pool #343406.....      77,611
    34,074      8.00%, 10/20/24, Pool #1884......      36,340
     7,815      8.00%, 2/20/26, Pool #2171.......       8,317
   439,048      7.00%, 3/15/26, Pool #419128.....     455,403
    19,145      8.00%, 3/20/26, Pool #2187.......      20,373
    70,542      8.00%, 4/20/26, Pool #2205.......      75,067
   277,018      8.00%, 5/20/26, Pool #2219.......     294,786
   727,658      8.00%, 6/15/26, Pool #423563.....     776,807
   831,787      8.00%, 6/15/26, Pool #426149.....     887,965
     9,853      7.00%, 3/20/27, Pool #2394.......      10,194

                                                  -----------
                                                    3,427,485

                                                  -----------
  Total U.S. Government Agencies                    5,470,605

                                                  -----------
U.S. Treasury Bonds (10.1%):
10,000,000      5.38%, 2/15/31...................   9,944,530

                                                  -----------
  Total U.S. Treasury Bonds                         9,944,530

                                                  -----------
U.S. Treasury Notes (9.5%):
 3,000,000      6.38%, 4/30/02...................   3,023,069
   750,000      4.00%, 4/30/03...................     764,438
   900,000      2.75%, 10/31/03..................     899,892
 1,000,000      4.25%, 11/15/03..................   1,024,102
 1,250,000      6.75%, 5/15/05...................   1,364,404
   500,000      4.63%, 5/15/06...................     510,547
 1,800,000      3.50%, 11/15/06..................   1,747,602

                                                  -----------
  Total U.S. Treasury Notes                         9,334,054

                                                  -----------
Investments in Affiliates (2.7%):
Investment Companies (2.7%):
 2,630,971      American Performance Cash
                 Management Fund.................   2,630,971

                                                  -----------
  Total Investments in Affiliates                   2,630,971

                                                  -----------
  Total Investments (Cost $96,278,273) (a)--99.7%  98,361,606
  Other assets in excess of liabilities--0.3%         274,542

                                                  -----------
  Net Assets--100.0%                              $98,636,148

                                                  ===========

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $2,230,233
                    Unrealized depreciation....   (146,900)
                                                ----------
                    Net unrealized appreciation $2,083,333
                                                ==========

* Represents next call date. Additional subsequent call dates and amounts may apply to this security.
** Variable rate investments. The rate presented on the Schedule of Portfolio
   Investments is the rate in effect at February 28, 2002. The date presented reflects the long term maturity date.

AMBAC--AMBAC Indemnity Corporation
FGIC--Financial Guaranty Insurance Corporation
FSA--Financial Security Assurance
GO--General Obligation

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Bond Fund

                       Schedule of Portfolio Investments
                               February 28, 2002
                                  (Unaudited)


 Shares
   or
Principal                Security                  Market
 Amount                 Description                Value
---------- ------------------------------------- -----------
Collateralized Mortgage Obligations (47.1%):
$  411,000 BA Mortgage Securities, Inc., Series
            1997-3, Class A3, 7.00%, 1/25/28.... $   425,056
   788,836 BA Mortgage Securities, Inc., Series
            1997-3, Class A2, 7.00%, 1/25/28....     796,859
   442,563 Chase Mortgage Finance Corp., Series
            1999-S5, Class A7, 6.50%, 5/25/29...     454,008
   125,000 Chemical Mortgage Securities, Inc.,
            Series 1993-1, Class A7,
            7.45%, 2/25/23......................     124,738
    75,000 Citicorp Mortgage Securities, Inc.,
            Series 2000-2, Class A8,
            7.75%, 5/25/30......................      76,858
   137,461 Countrywide Funding Corp., Series
            1994-17, Class A6, 7.63%, 7/25/24...     139,380
    71,545 Countrywide Funding Corp., Series
            1994-17, Class A7, 7.88%, 7/25/24...      72,621
   391,000 Countrywide Funding Corp., Series
            1994-17, Class A9, 8.00%, 7/25/24...     409,768
   132,000 Countrywide Funding Corp., Series
            1994-17, Class A11,
            8.25%, 7/25/24......................     139,516
   377,224 Countrywide Funding Corp., Series
            1995-4, Class A7, 7.50%, 9/25/25....     383,198
   500,000 Countrywide Home Loans, Series
            1999-10, Class A13,
            7.50%, 9/25/29......................     526,085
   525,000 Countrywide Mortgage Backed
            Securities, Inc., Series 1994-J,
            Class A7, 8.00%, 6/25/24............     551,917
    65,386 Fannie Mae, Series 1992-118,
            Class PJ, 7.50%, 2/25/21............      65,803
   254,000 Fannie Mae, Series 1992-168,
            Class KA, 7.50%, 11/25/21...........     266,124
   741,000 Fannie Mae, Series 1991-171, Class J,
            8.00%, 12/25/21.....................     787,217
   132,225 Fannie Mae, Series 1992-88, Class L,
            8.00%, 12/25/21.....................     136,038
   195,000 Fannie Mae, Series 1993-82, Class H,
            7.00%, 5/25/23......................     202,697
   155,000 Fannie Mae, Series 1997-16,
            Class HA, 7.00%, 2/18/25............     159,531
   250,000 Fannie Mae, Series 1999-58, Class B,
            7.50%, 10/18/27.....................     257,373
   213,000 Freddie Mac, Series 1281, Class I,
            8.00%, 5/15/22......................     227,633
   172,000 Freddie Mac, Series 1541, Class H,
            7.00%, 10/15/22.....................     181,066

 Shares
   or
Principal                Security                  Market
 Amount                 Description                Value
---------- ------------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$   11,528 Freddie Mac, Series 1853, Class B,
            7.50%, 4/15/24...................... $    11,556
   160,096 Freddie Mac, Series 1847, Class B,
            7.50%, 7/15/24......................     162,307
   110,883 Freddie Mac, Series 54, Class C,
            7.75%, 3/18/25......................     116,376
   813,130 Freddie Mac, Series 1999, Class PU,
            7.00%, 10/15/27.....................     841,980
    36,707 General Electric Capital Mortgage
            Services, Inc., Series 1993-17,
            Class A13, 6.50%, 12/25/23..........      37,354
   213,930 General Electric Capital Mortgage
            Services, Inc., Series 1997-9,
            Class 1A17, 7.25%, 10/25/27.........     218,079
   587,000 General Electric Capital Mortgage
            Services, Inc., Series 1997-12,
            Class A5, 7.00%, 12/25/27...........     597,525
   360,000 General Electric Capital Mortgage
            Services, Inc., Series 1999-18,
            Class A8, 7.00%, 9/25/29............     369,713
    44,177 Government National Mortgage
            Assoc., Series 1996-15, Class CA,
            7.50%, 1/20/24......................      44,319
   369,000 Government National Mortgage
            Assoc., Series 1996-22, Class E,
            7.00%, 5/16/24......................     386,440
    67,859 Government National Mortgage
            Assoc., Series 1996-15, Class H,
            7.50%, 8/16/26......................      70,942
   376,531 Government National Mortgage
            Assoc., Series 1996-20, Class J,
            7.50%, 9/20/26......................     394,622
   500,000 Government National Mortgage
            Assoc., Series 1999-2, Class D,
            6.50%, 10/20/26.....................     511,775
   100,000 Government National Mortgage
            Assoc., Series 1999-17, Class GA,
            6.50%, 7/20/27......................     100,763
 1,017,000 Government National Mortgage
            Assoc., Series 1999-7, Class D,
            6.25%, 8/16/27......................   1,023,519
   250,000 Government National Mortgage
            Assoc., Series 1998-1, Class PD,
            6.25%, 8/20/27......................     254,220
    53,168 Headlands Mortgage Securities, Series
            1997-3, Class 1A6, 7.00%, 7/25/27...      53,697

                                   Continued

AMERICAN PERFORMANCE FUNDS
Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal                Security                   Market
 Amount                 Description                 Value
---------- -------------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$  350,978 Housing Securities, Inc., Series
            1992-EB, Class B5B,
            7.63%, 9/25/22....................... $   350,244
   892,000 Independent National Mortgage
            Corp., Series 1994-L, Class A5,
            8.00%, 8/25/24.......................     937,893
   156,318 Independent National Mortgage
            Corp., Series 1994-U, Class A10,
            8.75%, 12/25/24......................     158,136
   175,000 Norwest Asset Securities Corp., Series
            1996-1, Class A11, 7.50%, 8/25/26....     181,739
   215,000 Norwest Asset Securities Corp., Series
            1996-3, Class A5, 7.63%, 9/25/26.....     220,511
   117,095 Norwest Asset Securities Corp., Series
            1996-4, Class A3, 7.75%, 9/25/26.....     118,979
 1,104,000 Norwest Asset Securities Corp., Series
            1997-21, Class A7, 7.00%, 1/25/28....   1,121,028
   767,000 Norwest Asset Securities, Corp.,
            Series 1999-21, Class A9,
            7.50%, 9/25/29.......................     801,822
   114,521 Paine Webber Mortgage Acceptance
            Corp., Series 1994-5A, Class A4,
            8.13%, 7/25/24.......................     117,196
   232,000 PNC Mortgage Securities Corp.,
            Series 1996-1, Class A4,
            7.50%, 6/25/26.......................     242,296
   489,000 PNC Mortgage Securities Corp.,
            Series 1997-2, Class A3,
            7.50%, 3/25/27.......................     495,445
 1,098,000 PNC Mortgage Securities Corp.,
            Series 1998-5, Class 2A3,
            6.75%, 7/25/28.......................   1,129,273
   311,000 PNC Mortgage Securities Corp.,
            Series 1998-6, Class 1A14,
            7.00%, 9/25/28.......................     324,513
   152,000 PNC Mortgage Securities Corp.,
            Series 1998-7, Class 1A21,
            7.00%, 9/25/28.......................     156,945
   402,000 PNC Mortgage Securities Corp.,
            Series 2000-5, Class A2,
            7.75%, 7/25/30.......................     406,033
    70,680 Prudential Home Mortgage Securities,
            Series 1992-32, Class A9,
            7.45%, 10/25/22......................      70,526
   428,269 Prudential Home Mortgage Securities,
            Series 1992-33, Class A8,
            7.50%, 11/25/22......................     445,177

 Shares
   or
Principal                Security                  Market
 Amount                 Description                Value
---------- ------------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$   43,627 Prudential Home Mortgage Securities,
            Series 1993-62, Class A6,
            6.50%, 7/25/23...................... $    43,805
   617,000 Prudential Home Mortgage Securities,
            Series 1993-51, Class A9,
            6.00%, 12/25/23.....................     622,491
   500,000 Prudential Home Mortgage Securities,
            Series 1993-62, Class A6,
            6.75%, 12/26/23.....................     512,780
   250,000 Prudential Home Mortgage Securities,
            Series 1994-29, Class A6,
            7.00%, 10/25/24.....................     261,125
   108,025 Prudential Home Mortgage Securities,
            Series 1996-5, Class A9,
            7.25%, 4/25/26......................     108,102
    15,214 Residential Funding Mortgage
            Securities I, Inc., Series 1993-S26,
            Class A9, 7.50%, 7/25/23............      15,466
   109,475 Residential Funding Mortgage
            Securities I, Inc., Series 1993-S28,
            Class A6, 7.00%, 8/25/23............     110,354
 1,153,000 Residential Funding Mortgage
            Securities I, Inc., Series 1995-S11,
            Class A11, 6.00%, 9/25/25...........   1,165,278
   418,000 Residential Funding Mortgage
            Securities I, Inc., Series 1995-S11,
            Class A10, 7.75%, 9/25/25...........     426,519
   353,000 Residential Funding Mortgage
            Securities I, Inc., Series 1996-S15,
            Class A14, 8.00%, 9/25/25...........     360,685
    79,000 Residential Funding Mortgage
            Securities I, Inc., Series 1996-S14,
            Class A15, 7.50%, 5/25/26...........      81,248
   444,762 Residential Funding Mortgage
            Securities I, Inc., Series 1996-S10,
            Class A6, 7.50%, 5/25/26............     470,807
   233,000 Residential Funding Mortgage
            Securities I, Inc., Series 1996-S14,
            Class A5, 7.75%, 5/25/26............     244,510
   595,657 Residential Funding Mortgage
            Securities I, Inc., Series 1997-S12,
            Class A18, 6.75%, 8/25/27...........     610,179
    45,736 Residential Funding Mortgage
            Securities I, Inc., Series 1997-S15,
            Class A2, 7.00%, 10/25/27...........      45,795

                                   Continued

AMERICAN PERFORMANCE FUNDS
Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal                Security                  Market
 Amount                 Description                Value
---------- ------------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$1,000,000 Residential Funding Mortgage
            Securities I, Inc., Series 1998-S9,
            Class 2A4, 6.75%, 4/25/28........... $ 1,027,660
   500,000 Residential Funding Mortgage
            Securities I, Inc., Series 1998-S19,
            Class A5, 6.75%, 8/25/28............     512,935
   535,000 Stuctured Asset Securities Corp.,
            Series 1997-4, Class 2A8,
            7.00%, 12/25/27.....................     540,130
   340,000 Vendee Mortgage Trust, Series
            1996-3, Class 2F, 7.75%, 11/15/22...     364,634
 2,510,000 Wells Fargo Mortgage Backed
            Securities Trust, Series 2000-6,
            Class A5, 7.50%, 8/25/30............   2,624,957
 1,251,000 Wells Fargo Mortgage Backed
            Securities Trust, Series 2000-6,
            Class A6, 7.50%, 8/25/30............   1,309,934

                                                 -----------
  Total Collateralized Mortgage Obligations       30,315,823

                                                 -----------
Corporate Bonds (14.4%):
Automotive (0.8%):
   500,000 General Motors Corp.,
            7.70%, 4/15/16......................     529,375

                                                 -----------
Banking (2.5%):
 1,500,000 BankAmerica Corp., 7.13%, 5/12/05....   1,617,717

                                                 -----------
Brokerage Services (4.7%):
 1,000,000 Goldman Sachs Group, Inc.,
            6.88%, 1/15/11......................   1,038,656
 1,000,000 Morgan Stanley Dean Witter & Co.,
            6.75%, 4/15/11......................   1,043,255
   800,000 Salomon Smith Barney Holdings,
            Inc., 6.88%, 6/15/05................     855,858

                                                 -----------
                                                   2,937,769

                                                 -----------
Financial Services (3.3%):
   500,000 Cincinnati Financial Corp.,
            6.90%, 5/15/28......................     487,582
 1,050,000 Ford Motor Credit Corp.,
            7.75%, 3/15/05......................   1,079,176
   500,000 General Electric Capital Corp.,
            7.50%, 6/15/09......................     558,750

                                                 -----------
                                                   2,125,508

                                                 -----------
Retail (1.6%):
 1,000,000 May Department Stores,
            8.38%, 10/1/22......................   1,047,500

                                                 -----------

 Shares
   or
Principal               Security                 Market
 Amount                Description               Value
---------- ----------------------------------- -----------
Corporate Bonds, continued:
Telecommunications (1.5%):
$1,000,000 Alltel Corp., 7.00%, 3/15/16....... $   981,250

                                               -----------
  Total Corporate Bonds                          9,239,119

                                               -----------
Taxable Municipal Bonds (7.4%):
California (0.8%):
   500,000 Monrovia Redevelopment Agency
            Tax Allocation, 6.90%, 5/1/17,
            Callable 5/1/08 @ 102*,
            Insured by: AMBAC.................     521,250

                                               -----------
Colorado (2.1%):
 1,195,000 Boulder County Revenue Bond,
            Series B, 7.63%, 9/1/21,
            Callable 9/1/07 @ 100*,
            Insured by: AMBAC.................   1,345,868

                                               -----------
Georgia (1.6%):
 1,000,000 Atlanta & Fulton County Downtown
            Arena Project Revenue Bond,
            Recreational Facilities
            Improvements, 7.00%, 12/1/28,
            Callable 12/1/07 @ 102*,
            Insured by: FSA...................   1,028,750

                                               -----------
Illinois (0.2%):
   150,000 Springfield Tax Allocation, 7.50%,
            2/1/12, Callable 2/1/05 @ 100*,
            Insured by: AMBAC.................     156,188

                                               -----------
Missouri (1.7%):
 1,005,000 St. Louis, Municipal Finance Corp.,
            Firemens' Retirement System,
            Revenue Bond, 6.55%, 8/1/09,
            Insured by: MBIA..................   1,061,531

                                               -----------
Wisconsin (1.0%):
   260,000 Wisconsin Housing & Economic
            Development Revenue Bonds,
            Series H, 7.88%, 3/1/26,
            Callable 9/1/05 @ 102*............     260,000
   350,000 Wisconsin State, GO, Series D,
            6.90%, 11/1/11,
            Callable 11/1/08 @ 100*...........     370,563

                                               -----------
                                                   630,563

                                               -----------
  Total Taxable Municipal Bonds                  4,744,150

                                               -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal                 Security                   Market
 Amount                  Description                 Value
---------- --------------------------------------- ----------
U.S. Government Agencies (6.1%):
Freddie Mac (1.8%):
$1,108,661 6.50%, 12/1/11, Gold Pool #E20275...... $1,154,080

                                                   ----------
Government National Mortgage Assoc. (4.3%):
    18,707 10.50%, 11/15/15, Pool #268347.........     21,337
    57,638 11.00%, 2/15/16, Pool #279067..........     66,648
    60,302 9.00%, 10/15/20, Pool #289412..........     66,355
    71,994 9.00%, 7/15/21, Pool #308511...........     79,222
   249,302 7.00%, 9/15/23, Pool #347688...........    259,529
   364,785 7.50%, 11/15/23, Pool #354701..........    386,165
   185,691 7.50%, 12/15/25, Pool #401510..........    196,064
   248,212 8.00%, 5/15/26, Pool #428480...........    264,976
    16,804 8.00%, 6/15/26, Pool #426149...........     17,939
 1,332,431 7.00%, 7/15/29, Pool #490215...........  1,379,838

                                                   ----------
                                                    2,738,073

                                                   ----------
 Total U.S. Government Agencies                     3,892,153

                                                   ----------

    Shares
      or
   Principal                    Security                     Market
    Amount                     Description                   Value
  -----------   ---------------------------------------    -----------
U.S. Treasury Bonds (22.1%):
$ 1,000,000     5.00%, 8/15/11............................ $ 1,006,480
  1,000,000     7.63%, 2/15/25............................   1,255,780
 12,000,000     5.38%, 2/15/31............................  11,933,436

                                                           -----------
 Total U.S. Treasury Bonds                                  14,195,696

                                                           -----------
Investments in Affiliates (2.3%):
Investment Companies (2.3%):
  1,486,894     American Performance Cash Management
                 Fund.....................................   1,486,894

                                                           -----------
 Total Investments in Affiliates                             1,486,894

                                                           -----------
 Total Investments (Cost $61,916,810) (a)--99.4%            63,873,835
 Other assets in excess of liabilities--0.6%                   368,741

                                                           -----------
 Net Assets--100.0%                                        $64,242,576

                                                           ===========

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

                   Unrealized appreciation...... $2,034,675
                   Unrealized depreciation......    (77,650)
                                                 ----------
                   Net unrealized appreciation.. $1,957,025
                                                 ==========

* Represents next call date. Additional subsequent call dates and amounts also apply to this security.
AMBAC--American Municipal Bond Assurance Corp.
FSA--Financial Security Assurance
GO--General Obligations Bond
MBIA--Municipal Bond Insurance Association

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                       Schedule of Portfolio Investments
                               February 28, 2002
                                  (Unaudited)


 Shares
   or
Principal            Security                Market
 Amount             Description              Value
--------- -------------------------------- -----------
Common Stocks (64.1%):
Aerospace/Defense (0.5%):
    1,000 Alliant Techsystems, Inc.(b).... $    93,910
    5,100 Esterline Technologies Corp.(b).     101,490
    2,600 The Boeing Co...................     119,496

                                           -----------
                                               314,896

                                           -----------
Airlines (0.5%):
    4,800 Delta Air Lines, Inc............     165,600
    4,000 SkyWest, Inc....................     101,600

                                           -----------
                                               267,200

                                           -----------
Apparel/Footwear (0.2%):
    7,000 Phillips-Van Heusen Corp........     101,430

                                           -----------
Automotive (0.4%):
    3,000 Group 1 Automotive, Inc.(b).....     112,590
   10,200 Wabash National Corp............     112,098

                                           -----------
                                               224,688

                                           -----------
Automotive Parts (0.6%):
    4,000 CLARCOR, Inc....................     112,480
    3,900 Lear Corp.......................     174,330
    2,400 O'Reilly Automotive, Inc.(b)....      79,320

                                           -----------
                                               366,130

                                           -----------
Banking (2.8%):
    6,600 Bank of America Corp............     422,070
    8,800 Bank One Corp...................     315,392
    2,700 BB&T Corp.......................      99,927
    4,360 Commerce Bancorp, Inc...........     181,376
    4,900 FirstMerit Corp.................     134,162
    6,200 FleetBoston Financial Corp......     206,956
    4,050 New York Community Bancorp, Inc.     118,827
    6,900 Staten Island Bancorp, Inc.(b)..     127,995

                                           -----------
                                             1,606,705

                                           -----------
Beverages (0.9%):
    8,000 Coca-Cola Co....................     379,120
    3,000 PepsiCo, Inc....................     151,500

                                           -----------
                                               530,620

                                           -----------
Broadcasting/Cable (0.5%):
    3,400 Clear Channel Communications,
           Inc.(b)........................     158,508
    4,300 Comcast Corp., Class A(b).......     145,641

                                           -----------
                                               304,149

                                           -----------
Business Equipment & Services (1.0%):
    2,900 Concord EFS, Inc................      87,087

 Shares
   or
Principal              Security                  Market
 Amount               Description                Value
--------- ------------------------------------ -----------
Common Stocks, continued:
Business Equipment & Services, continued:
    1,800 Fair, Issac & Co., Inc.............. $   110,430
    1,900 Paychex, Inc........................      70,205
    4,000 United Stationers, Inc.(b)..........     157,000
    2,600 Zebra Technologies Corp., Class A(b)     133,874

                                               -----------
                                                   558,596

                                               -----------
Casinos/Gaming (0.3%):
    8,300 Aztar Corp.(b)......................     190,485

                                               -----------
Chemicals (0.6%):
    2,500 Cambrex Corp........................     103,475
    4,400 Dow Chemical Co.....................     137,632
    2,500 Scotts Co., Class A(b)..............     117,525

                                               -----------
                                                   358,632

                                               -----------
Commercial Services (0.9%):
    6,200 Aaron Rents, Inc....................     123,380
    3,200 ABM Industries, Inc.................     104,640
    3,900 Deluxe Corp.........................     184,860
    4,700 Regis Corp..........................     119,286

                                               -----------
                                                   532,166

                                               -----------
Computer Hardware (0.2%):
    9,800 Pinnacle Systems, Inc...............      78,204
    6,500 Sun Microsystems, Inc.(b)...........      55,315

                                               -----------
                                                   133,519

                                               -----------
Computer Software & Services (3.4%):
    2,200 CACI International, Inc., Class A(b)      74,690
    8,400 Computer Associates International,
           Inc................................     136,752
    6,000 ConectivCorp(b).....................     148,140
    2,800 FactSet Research Systems, Inc.......      95,956
    5,300 FileNET Corp.(b)....................      86,867
    5,000 Hyperion Solutions Corp.(b).........     107,800
   15,800 Microsoft Corp.(b)..................     921,772
   17,800 Oracle Corp.(b).....................     295,836
    1,900 THQ, Inc.(b)........................      85,614

                                               -----------
                                                 1,953,427

                                               -----------
Computers & Peripherals (2.7%):
    3,400 Anixter International, Inc.(b)......      87,958
    1,700 Black Box Corp.(b)..................      79,900
   24,300 Cisco Systems, Inc (b)..............     346,761
   10,600 Dell Computer Corp.(b)..............     261,714
    4,300 EMC Corp.(b)........................      46,870
    9,700 Hewlett-Packard Co..................     195,164

                                   Continued

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal               Security                   Market
 Amount                Description                 Value
--------- -------------------------------------- -----------
Common Stocks, continued:
Computers & Peripherals, continued:
    5,600 International Business Machines
           Corp................................. $   549,472

                                                 -----------
                                                   1,567,839

                                                 -----------
Construction (0.3%):
    1,600 EMCOR Group, Inc.(b)..................      84,464
    3,300 URS Corp.(b)..........................     103,290

                                                 -----------
                                                     187,754

                                                 -----------
Consumer Products (2.1%):
    1,700 Avon Products, Inc....................      87,873
   12,800 Fortune Brands, Inc...................     582,400
    7,000 Philip Morris Cos., Inc...............     368,620
    2,300 Procter & Gamble Co...................     195,017

                                                 -----------
                                                   1,233,910

                                                 -----------
Diversified Manufacturing Operations (5.1%):
    1,700 Eaton Corp............................     137,258
    4,900 Emerson Electric Co...................     282,191
   26,800 General Electric Co...................   1,031,799
    3,300 IDEX Corp.............................     118,140
    2,500 ITT Industries, Inc...................     147,500
    5,500 Johnson Controls, Inc.................     488,180
    2,300 Minnesota Mining & Manufacturing
           Co...................................     271,239
    2,400 Roper Industries, Inc.................     112,200
   10,500 Tyco International Ltd................     305,550

                                                 -----------
                                                   2,894,057

                                                 -----------
Electronic Components/Instruments (0.9%):
    2,300 Coherent, Inc.(b).....................      65,274
    3,000 Electro Scientific Industries, Inc.(b)      95,880
    3,200 Harman International Industries, Inc..     149,760
    7,800 Motorola, Inc.........................     101,400
    8,400 Pioneer-Standard Electronics, Inc.....     100,548

                                                 -----------
                                                     512,862

                                                 -----------
Entertainment (1.8%):
   14,500 AOL Time Warner, Inc.(b)..............     359,600
    2,700 Polaris Industries, Inc...............     150,714
   14,800 The Walt Disney Co....................     340,400
    3,700 Viacom, Inc., Class B(b)..............     172,235

                                                 -----------
                                                   1,022,949

                                                 -----------
Financial Services (4.9%):
    6,600 Allied Capital Corp...................     180,048
    4,200 American Express Co...................     153,090

 Shares
   or
Principal               Security                   Market
 Amount                Description                 Value
--------- -------------------------------------- -----------
Common Stocks, continued:
Financial Services, continued:
   17,900 Citigroup, Inc........................ $   809,975
    3,900 Countrywide Credit Industries,
           Inc.(b)..............................     160,095
    2,300 Downey Financial Corp.................     109,204
    1,700 Fannie Mae............................     133,025
    1,100 Freddie Mac...........................      70,114
    1,900 Household International, Inc..........      97,850
    4,200 iStar Financial, Inc..................     113,946
   10,400 J.P. Morgan Chase & Co................     304,200
    2,200 Legg Mason, Inc.......................     115,324
    3,500 Merrill Lynch & Co....................     167,825
    6,500 Morgan Stanley Dean Witter & Co.......     319,280
    1,800 SEI Investments Co....................      71,460

                                                 -----------
                                                   2,805,436

                                                 -----------
Food Products & Services (1.6%):
    3,900 Fleming Companies, Inc................      63,570
    2,500 General Mills, Inc....................     115,575
    3,700 Great Atlantic & Pacific Tea Co., Inc.     100,270
    2,900 International Multifoods Corp.........      61,045
    4,100 Kraft Foods, Inc., Class A............     160,310
    3,000 Nash Finch Co.........................      85,860
    3,200 Performance Food Group Co.(b).........     119,328
    3,200 SUPERVALU, Inc........................      83,040
    3,000 Whole Foods Market, Inc.(b)...........     133,350

                                                 -----------
                                                     922,348

                                                 -----------
Health Care (2.2%):
    1,600 Accredo Health, Inc.(b)...............      82,640
    3,400 AdvancePCS(b).........................     108,528
    1,800 Cerner Corp.(b).......................      78,192
    3,900 Cognex Corp. (b)......................      90,129
    4,900 Coventry Health Care, Inc.(b).........     112,994
    9,900 Johnson & Johnson.....................     602,910
    2,300 Medtronic, Inc........................     102,442
    5,400 Owens & Minor, Inc....................     102,600

                                                 -----------
                                                   1,280,435

                                                 -----------
Home Builders (0.7%):
    2,463 D.R. Horton, Inc......................      98,274
    2,200 Ryland Group, Inc.....................     196,526
    1,700 Toll Brothers, Inc.(b)................      83,368

                                                 -----------
                                                     378,168

                                                 -----------
Hotels & Lodging (0.3%):
    4,400 Marriott International, Inc...........     173,668

                                                 -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal              Security                 Market
 Amount               Description               Value
--------- ----------------------------------- -----------
Common Stocks, continued:
Insurance (2.4%):
      100 Allstate Corp...................... $     3,502
    9,200 American International Group, Inc..     680,524
    4,400 First American Corp................      87,076
    4,200 Loews Corp.........................     244,986
    6,600 MetLife, Inc.......................     210,408
    6,100 Stewart Information Services
           Corp. (b).........................     103,700
    1,200 UnitedHealth Group, Inc............      86,988

                                              -----------
                                                1,417,184

                                              -----------
Lumber (0.1%):
    3,700 Universal Forest Products, Inc.....      84,175

                                              -----------
Machinery & Equipment (0.3%):
    7,900 JLG Industries, Inc................     111,232
    3,200 Lincoln Electric Holdings, Inc.....      83,104

                                              -----------
                                                  194,336

                                              -----------
Medical--Biotechnology (0.3%):
    2,900 Pharmaceutical Product Development,
           Inc. (b)..........................      90,364
    3,300 Techne Corp. (b)...................      97,482

                                              -----------
                                                  187,846

                                              -----------
Medical Equipment & Supplies (0.9%):
    2,100 CONMED Corp. (b)...................      43,281
    2,000 Diagnostic Products Corp. (b)......      71,700
    1,800 ResMed, Inc. (b)...................      65,448
    2,600 Respironics, Inc. (b)..............      76,440
    6,780 SpaceLabs Medical, Inc. (b)........      97,293
    3,600 Varian Medical Systems, Inc. (b)...     145,368

                                              -----------
                                                  499,530

                                              -----------
Metals--Processing & Fabrication (0.6%):
    9,900 A.M. Castle & Co...................     108,801
   12,500 Amcast Industrial Corp.............      73,750
      810 Commonwealth Industries, Inc.......       4,253
    3,600 Shaw Group, Inc. (b)...............      87,444
    5,200 Steel Dynamics, Inc................      70,668

                                              -----------
                                                  344,916

                                              -----------
Oil & Gas Exploration, Production and Services (1.3%):
    4,600 Helmerich & Payne, Inc.............     155,204
    5,500 Marathon Oil Corp..................     151,250
    3,000 Newfield Exploration Co. (b).......     108,870
   12,900 Seitel, Inc. (b)...................     112,230
    6,000 Veritas DGC, Inc. (b)..............      82,860

 Shares
   or
Principal                                        Market
 Amount           Security Description           Value
---------  ---------------------------------  -----------
Common Stocks, continued:
Oil & Gas Exploration, Production and Services, continued:
    8,450  XTO Energy, Inc................... $   159,198

                                              -----------
                                                  769,612

                                              -----------
Oil--Integrated Companies (2.1%):
    2,200  Enterprise Products Partners LP...     109,340
   19,600  Exxon Mobil Corp..................     809,480
    1,600  Murphy Oil Corp...................     137,888
    3,600  Royal Dutch Petroleum Co..........     184,932
                                              -----------
                                                1,241,640
                                              -----------
Paper Products (0.8%):
    5,000  Georgia-Pacific Group.............     128,250
    5,100  International Paper Co............     223,125
    1,600  Kimberly-Clark Corp...............     100,160
                                              -----------
                                                  451,535
                                              -----------
Pharmaceuticals (5.8%):
    4,600  Abbott Laboratories...............     260,130
    5,400  American Home Products Corp.......     343,170
    1,900  Amgen, Inc. (b)...................     110,162
   10,400  Bristol-Myers Squibb Co...........     488,800
    1,400  Cardinal Health, Inc..............      92,526
    2,200  Cephalon, Inc. (b)................     128,260
    2,000  Eli Lilly & Co....................     151,460
    2,100  Medicis Pharmaceutical Corp.,
            Class A (b)......................     117,579
    6,400  Merck & Co., Inc..................     392,512
   18,900  Pfizer, Inc.......................     774,143
    8,800  Pharmacia Corp....................     361,240
    3,100  Schering-Plough Corp..............     106,919
                                              -----------
                                                3,326,901
                                              -----------
Real Estate (0.3%):
    4,100  Apartment Investment & Management
            Co., Class A.....................     185,238
                                              -----------
Restaurants (0.5%):
    3,550  Applebee's International, Inc.....     128,084
    4,450  Cheesecake Factory, Inc. (b)......     151,790
                                              -----------
                                                  279,874
                                              -----------
Retail (4.4%):
    2,400  99 Cents Only Stores (b)..........      81,840
    8,400  Home Depot, Inc...................     420,000
    2,800  Insight Enterprises, Inc. (b).....      59,752
    1,800  Kohl's Corp. (b)..................     121,806
    3,400  Linens 'n Things, Inc. (b)........      97,274
    2,300  Lowe's Cos., Inc..................     104,075

                                   Continued

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal               Security                  Market
 Amount                Description                Value
--------- ------------------------------------- -----------
Common Stocks, continued:
Retail, continued:
    4,400 Men's Wearhouse, Inc. (b)............ $   108,064
    4,200 Michaels Stores, Inc. (b)............     125,160
    4,000 Pier 1 Imports, Inc..................      79,880
    3,300 School Specialty, Inc. (b)...........      92,466
    7,100 Sears, Roebuck & Co..................     373,318
   13,400 Wal-Mart Stores, Inc.................     830,934
    1,900 Walgreen Co..........................      76,456
                                                -----------
                                                  2,571,025
                                                -----------
Semiconductors (2.7%):
    8,100 Alliance Semiconductor Corp. (b).....      86,589
    7,300 Applied Industrial Technologies, Inc.     138,554
    5,500 Applied Materials, Inc. (b)..........     239,085
   10,000 Axcelis Technologies, Inc. (b).......     122,100
    7,900 Bell Microproducts, Inc. (b).........      86,821
    4,100 Helix Technology Corp................      75,522
   22,400 Intel Corp...........................     639,520
    3,700 Photronics, Inc. (b).................     106,893
    2,800 Texas Instruments, Inc...............      82,180
                                                -----------
                                                  1,577,264
                                                -----------
Telecommunications (2.4%):
    7,700 AT&T Wireless Services, Inc. (b).....      77,693
    4,700 BellSouth Corp.......................     182,172
    1,900 QUALCOMM, Inc. (b)...................      63,175
   13,700 SBC Communications, Inc..............     518,408
    3,500 Sprint Corp. (PCS Group) (b).........      32,375
   10,500 Verizon Communications, Inc..........     491,400
                                                -----------
                                                  1,365,223
                                                -----------
Transportation & Shipping (1.2%):
    3,500 Arkansas Best Corp. (b)..............      93,870
    4,500 Roadway Express, Inc.................     168,300
    5,300 Union Pacific Corp...................     321,551
    5,100 Yellow Corp. (b).....................     118,320
                                                -----------
                                                    702,041
                                                -----------
Utilities--Electric (0.6%):
    6,300 Avista Corp..........................      91,980
    3,500 Hawaiian Electric Industries, Inc....     149,940
   11,000 Reliant Resources, Inc...............     116,160
                                                -----------
                                                    358,080
                                                -----------
Utilities--Natural Gas (1.9%):
   13,000 El Paso Corp.........................     508,040
    3,700 Energen Corp.........................      83,398
    5,300 Equitable Resources, Inc.............     173,204

 Shares
   or
Principal               Security                  Market
 Amount                Description                Value
--------- ------------------------------------- -----------
Common Stocks, continued:
Utilities--Natural Gas, continued:
    5,600 NiSource, Inc. (b)................... $   117,544
   13,600 Williams Companies, Inc..............     210,120
                                                -----------
                                                  1,092,306
                                                -----------
Utilities--Water (0.1%):
    2,300 American States Water Co.............      80,385
                                                -----------
  Total Common Stocks                            37,151,180
                                                -----------
Asset Backed Securities (0.1%):
$  81,354 Nomura Asset Securities Corp., Series
           1995-2, Class 2M, 7.12%, 1/25/26....      81,279
                                                -----------
  Total Asset Backed Securities                      81,279
                                                -----------
Collateralized Mortgage Obligations (14.8%):
  477,504 BA Mortgage Securities, Inc., Series
           1997-3, Class A2, 7.00%, 1/25/28....     482,360
  550,000 Chase Mortgage Finance Corp., Series
           1993-L, Class 2A12,
           7.00%, 10/25/24.....................     557,568
  442,563 Chase Mortgage Finance Corp., Series
           1999-S5, Class A7, 6.50%, 5/25/29...     454,008
  300,000 Fannie Mae, 7.50%, 4/16/07,
           Callable 4/16/02 @ 100..............     301,799
  432,000 Fannie Mae, Series 1992-198,
           Class N, 7.50%, 9/25/22.............     461,278
   80,000 Fannie Mae, Series 1997-16,
           Class HA, 7.00%, 2/18/25............      82,338
  438,883 Freddie Mac, Series 2320, Class TC,
           6.00%, 12/15/11.....................     440,846
  760,000 Freddie Mac, Series 1443, Class I,
           7.50%, 12/15/22.....................     815,813
   36,300 General Electric Capital Mortgage
           Services, Inc., Series 1993-12,
           Class A2, 6.50%, 10/25/23...........      37,254
  579,528 General Electric Capital Mortgage
           Services, Inc., Series 1997-9,
           Class 1A17, 7.25%, 10/25/27.........     590,765
1,000,000 General Electric Capital Mortgage
           Services, Inc., Series 1998-9,
           Class A11, 6.75%, 6/25/28...........   1,025,520
  500,000 Government National Mortgage
           Assoc., Series 1999-2, Class D,
           6.50%, 10/20/26.....................     511,775
  412,803 Government National Mortgage
           Assoc., Series 2001-6, Class YA,
           7.00%, 3/20/31......................     415,063

                                   Continued

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

 Shares
   or
Principal                Security                   Market
 Amount                 Description                 Value
---------- -------------------------------------- -----------
Collateralized Mortgage Obligations, continued:
$  305,000 Independent National Mortgage
            Corp., Series 1995-M, Class A4,
            7.50%, 9/25/25....................... $   310,206
    23,564 Norwest Asset Securities Corp., Series
            1996-3, Class A8, 7.25%, 9/25/26.....      23,679
   384,963 Prudential Home Mortgage Securities,
            Series 1993-43, Class A9,
            6.75%, 10/25/23......................     394,683
 1,000,000 Prudential Home Mortgage Securities,
            Series 1993-62, Class A6,
            6.75%, 12/26/23......................   1,025,561
    41,402 Prudential Home Mortgage Securities,
            Series 1994-15, Class A5,
            6.80%, 5/25/24.......................      41,757
   103,132 Prudential Home Mortgage Securities,
            Series 1994-18, Class A7,
            6.88%, 5/25/24.......................     105,220
    43,790 Residential Funding Mortgage
            Securities I, Inc., Series 1993-S28,
            Class A6, 7.00%, 8/25/23.............      44,141
   158,829 Residential Funding Mortgage
            Securities I, Inc., Series 1994-S2,
            Class A5, 6.63%, 1/25/24.............     162,361
   297,828 Residential Funding Mortgage
            Securities I, Inc., Series 1997-S12,
            Class A18, 6.75%, 8/25/27............     305,089

                                                  -----------
  Total Collateralized Mortgage Obligations         8,589,084

                                                  -----------
Corporate Bonds (3.8%):
Banking (0.9%):
   250,000 BankAmerica Corp., 7.13%, 5/12/0......     269,619
   250,000 J.P. Morgan Chase & Co., 6.25%,
            12/15/05.............................     261,707

                                                  -----------
                                                      531,326

                                                  -----------
Brokerage Services (0.8%):
   200,000 Salomon Smith Barney Holdings,
            Inc., 6.63%, 7/1/02..................     202,715
   250,000 Salomon Smith Barney Holdings,
            Inc., 6.88%, 6/15/05.................     267,455

                                                  -----------
                                                      470,170

                                                  -----------
Financial Services (1.6%):
   250,000 Associates Corp. N.A.,
            6.00%, 12/1/02.......................     256,194
   500,000 Cincinnati Financial Corp.,
            6.90%, 5/15/28.......................     487,581

 Shares
   or
Principal               Security                  Market
 Amount                Description                Value
---------- ------------------------------------ -----------
Corporate Bonds, continued:
Financial Services, continued:
$  200,000 General Motors Acceptance Corp.,
            6.63%, 10/15/05.................... $   202,130

                                                -----------
                                                    945,905

                                                -----------
Retail Stores (0.5%):
   250,000 Wal-Mart Stores, Inc., 7.25%, 6/1/13     280,995

                                                -----------
  Total Corporate Bonds                           2,228,396

                                                -----------
Taxable Municipal Bonds (0.9%):
Georgia (0.6%):
   350,000 Cedartown Development Authority,
            7.00%, 2/1/22,
            Callable 2/1/07 @ 102,
            Insured by: AMBAC..................     359,296

                                                -----------
Louisiana (0.3%):
   170,000 Orleans Parish School Board
            Refunding Bonds, Series A,
            6.45%, 2/1/05, Insured by: FGIC....     179,733

                                                -----------
  Total Taxable Municipal Bonds                     539,029

                                                -----------
U.S. Government Agencies (2.3%):
Freddie Mac (0.2%):
   110,866 6.50%, 12/1/11, Gold Pool #E20275...     115,404

                                                -----------
Government National Mortgage Assoc. (2.1%):
   260,514 7.00%, 1/15/26, Pool #421420........     270,200
    89,635 6.00%, 2/20/26, Pool #2166..........      89,382
   289,600 8.00%, 6/15/26, Pool #423563........     309,148
   552,093 7.00%, 7/15/29, Pool #492747........     571,759

                                                -----------
                                                  1,240,489

                                                -----------
  Total U.S. Government Agencies                  1,355,893

                                                -----------
U.S. Treasury Bonds (4.7%):
   525,000 6.25%, 8/15/23......................     565,195
 2,000,000 6.13%, 11/15/27.....................   2,138,204

                                                -----------
  Total U.S. Treasury Bonds                       2,703,399

                                                -----------
U.S. Treasury Notes (5.3%):
 1,000,000 6.50%, 5/31/02......................   1,011,797
 1,000,000 6.00%, 8/15/04......................   1,063,477
 1,000,000 4.63%, 5/15/06......................   1,021,094

                                                -----------
  Total U.S. Treasury Notes                       3,096,368

                                                -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

                       Security                 Market
  Shares              Description               Value
---------  ---------------------------------- -----------
Investments in Affiliates (3.6%):
Investment Companies (3.6%):
1,631,894  American Performance Cash
            Management Fund.................. $ 1,631,894
  429,805  American Performance U.S. Treasury
            Fund.............................     429,805

                                              -----------
  Total Investments in Affiliates               2,061,699

                                              -----------
  Total Investments
   (Cost $53,826,656) (a)--99.6%               57,806,327
  Other assets in excess of liabilities--0.4%     256,444
                                              -----------
  Net Assets--100.0%                          $58,062,771
                                              ===========

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $ 6,480,044
                    Unrealized depreciation....  (2,500,373)
                                                -----------
                    Net unrealized appreciation $ 3,979,671
                                                ===========

(b) Represents non-income producing securities.

AMBAC--AMBAC Indemnity Corporation
FGIC--Financial Guaranty Insurance Corporation

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Equity Fund

                       Schedule of Portfolio Investments
                               February 28, 2002
                                  (Unaudited)

                      Security                 Market
 Shares              Description               Value
--------- ---------------------------------- -----------
Common Stocks (98.1%):
Aerospace/Defense (1.5%):
    6,600 Lockheed Martin Corp.............. $   372,306
   19,900 The Boeing Co.....................     914,604

                                             -----------
                                               1,286,910

                                             -----------
Airlines (1.5%):
   26,700 AMR Corp..........................     696,870
   15,100 Delta Air Lines, Inc..............     520,950

                                             -----------
                                               1,217,820

                                             -----------
Apparel/Footwear (0.6%):
    8,800 Nike, Inc., Class B...............     517,968

                                             -----------
Automotive (0.5%):
   28,300 Ford Motor Co.....................     421,104

                                             -----------
Automotive Parts (0.9%):
    9,400 Dana Corp.........................     174,840
   13,500 Lear Corp.........................     603,450

                                             -----------
                                                 778,290

                                             -----------
Banking (8.3%):
   38,700 Bank of America Corp..............   2,474,865
   11,500 Bank One Corp.....................     412,160
   31,400 FleetBoston Financial Corp........   1,048,132
   37,100 U.S. Bancorp......................     773,535
   33,800 Wachovia Corp.....................   1,123,174
   22,000 Washington Mutual, Inc............     715,660
    7,400 Zions Bancorporation (b)..........     391,090

                                             -----------
                                               6,938,616

                                             -----------
Broadcasting/Cable (1.7%):
   16,000 Adelphia Communications Corp.,
           Class A (b)......................     351,200
   25,600 Charter Communications, Inc.......     266,240
   24,200 Comcast Corp., Class A (b)........     819,654

                                             -----------
                                               1,437,094

                                             -----------
Business Equipment & Services (1.0%):
    8,600 Diebold, Inc......................     313,900
   21,000 Viad Corp.........................     522,900

                                             -----------
                                                 836,800

                                             -----------
Chemicals (1.3%):
   15,800 Cabot Corp........................     516,344
   18,700 Dow Chemical Co...................     584,936

                                             -----------
                                               1,101,280

                                             -----------
Computer Software & Services (0.7%):
   16,500 Computer Associates International,
           Inc..............................     268,620

                       Security                Market
  Shares              Description              Value
---------  --------------------------------  -----------
Common Stocks, continued:
Computer Software & Services, continued:
    5,900  Synopsys, Inc.................... $   277,890

                                             -----------
                                                 546,510

                                             -----------
Computers & Peripherals (1.8%):
   43,300  Compaq Computer Corp.............     439,062
   54,300  Hewlett-Packard Co...............   1,092,516

                                             -----------
                                               1,531,578

                                             -----------
Consumer Products (1.8%):
   21,400  Fortune Brands, Inc..............     973,700
   18,100  Newell Rubbermaid, Inc...........     563,453

                                             -----------
                                               1,537,153

                                             -----------
Diversified Manufacturing Operations (5.5%):
    9,500  Emerson Electric Co..............     547,105
   24,700  Honeywell International, Inc.....     941,564
    7,900  ITT Industries, Inc..............     466,100
   10,200  Johnson Controls, Inc............     905,352
   38,300  Tyco International Ltd...........   1,114,530
    8,200  United Technologies Corp.........     598,190

                                             -----------
                                               4,572,841

                                             -----------
Electronic Components/Instruments (1.4%):
   15,700  Agilent Technologies, Inc........     489,055
   53,900  Motorola, Inc....................     700,700

                                             -----------
                                               1,189,755

                                             -----------
Entertainment (4.7%):
   74,800  AOL Time Warner, Inc. (b)........   1,855,040
   31,100  The Walt Disney Co...............     715,300
   30,100  Viacom, Inc., Class B (b)........   1,401,155

                                             -----------
                                               3,971,495

                                             -----------
Financial Services (12.4%):
   91,300  Citigroup, Inc...................   4,131,325
   19,400  Countrywide Credit Industries,
           Inc. (b).........................     796,370
   11,100  Freddie Mac......................     707,514
    8,500  Household International, Inc.....     437,750
   52,200  J.P. Morgan Chase & Co...........   1,526,850
   20,700  MBNA Corp........................     717,876
   18,200  Merrill Lynch & Co...............     872,690
   23,100  Morgan Stanley Dean Witter & Co..   1,134,672

                                             -----------
                                              10,325,047

                                             -----------
Food Products & Services (3.4%):
   66,500  Archer Daniels Midland Co........     921,025
   12,500  ConAgra, Inc.....................     292,625
   18,500  Kraft Foods, Inc., Class A.......     723,350

                                   Continued

AMERICAN PERFORMANCE FUNDS
Equity Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

                        Security                  Market
 Shares                Description                Value
--------- ------------------------------------- -----------
Common Stocks, continued:
Food Products & Services, continued:
   12,500 Safeway, Inc.(b)..................... $   537,250
   13,400 SUPERVALU, Inc.......................     347,730

                                                -----------
                                                  2,821,980

                                                -----------
Health Care (0.5%):
   38,200 HealthSouth..........................     454,962

                                                -----------
Hotels & Lodging (0.5%):
   10,100 Marriott International, Inc..........     398,647

                                                -----------
Insurance (9.6%):
   10,900 Allstate Corp........................     381,718
   45,100 American International Group, Inc....   3,336,047
   13,200 Hartford Financial Services Group,
           Inc.................................     884,400
   15,500 John Hancock Financial Services, Inc.     595,355
   10,700 Lincoln National Corp................     547,947
   18,700 Loews Corp...........................   1,090,771
   36,500 MetLife, Inc.........................   1,163,620

                                                -----------
                                                  7,999,858

                                                -----------
Medical--Biotechnology (0.8%):
    9,000 Quest Diagnostics, Inc.(b)...........     638,190

                                                -----------
Medical Equipment & Supplies (0.5%):
   18,600 Apogent Technologies, Inc............     446,586

                                                -----------
Metals (1.0%):
   22,100 Alcoa, Inc...........................     830,297

                                                -----------
Oil & Gas Exploration, Production and Services (2.5%):
    7,600 Anadarko Petroleum Corp..............     395,960
    8,600 Apache Corp..........................     453,650
   13,300 Dynegy, Inc., Class A................     340,081
   32,200 Marathon Oil Corp....................     885,500

                                                -----------
                                                  2,075,191

                                                -----------
Oil--Integrated Companies (10.8%):
    5,200 ChevronTexaco Corp...................     439,088
   12,400 Conoco, Inc..........................     342,984
  120,000 Exxon Mobil Corp.....................   4,956,000
    6,585 Murphy Oil Corp......................     567,495
   44,100 Royal Dutch Petroleum Co.............   2,265,417
   11,200 Sunoco, Inc..........................     431,424

                                                -----------
                                                  9,002,408

                                                -----------
Paper Products (1.2%):
   20,900 Georgia--Pacific Group...............     536,085
   11,400 International Paper Co...............     498,750

                                                -----------
                                                  1,034,835

                                                -----------

                      Security                Market
 Shares              Description              Value
--------- --------------------------------- -----------
Common Stocks, continued:
Pharmaceuticals (1.4%):
   12,400 Bristol-Myers Squibb Co.......... $   582,800
   13,800 Pharmacia Corp...................     566,490

                                            -----------
                                              1,149,290

                                            -----------
Printing & Publishing (0.9%):
   27,100 R.R. Donnelley & Sons Co.........     775,331

                                            -----------
Real Estate (1.2%):
   23,000 Apartment Investment & Management
           Co., Class A....................   1,039,140

                                            -----------
Restaurants (0.6%):
   18,300 McDonald's Corp..................     477,630

                                            -----------
Retail (1.6%):
    8,500 Federated Department Stores,
           Inc.(b).........................     356,235
   19,500 Sears, Roebuck & Co..............   1,025,310

                                            -----------
                                              1,381,545

                                            -----------
Semiconductors (0.8%):
   21,800 Micron Technology, Inc.(b).......     700,870

                                            -----------
Telecommunications (9.9%):
   22,500 AT&T Corp........................     349,650
   58,800 AT&T Wireless Services, Inc.(b)..     593,292
   41,000 BellSouth Corp...................   1,589,160
   87,400 Lucent Technologies, Inc.........     488,566
   55,300 SBC Communications, Inc..........   2,092,552
   31,700 Sprint Corp. (FON Group).........     446,653
   46,500 Verizon Communications, Inc......   2,176,200
   75,500 WorldCom, Inc.--WorldCom
           Group(b)........................     567,760

                                            -----------
                                              8,303,833

                                            -----------
Transportation & Shipping (0.5%):
   11,600 CSX Corp.........................     437,784

                                            -----------
Utilities--Electric (2.8%):
    9,800 American Electric Power Co., Inc.     429,730
   27,600 Duke Energy Corp.................     974,280
   18,000 Mirant Corp......................     156,240
   36,600 Reliant Resources, Inc...........     386,496
   18,700 UtiliCorp United, Inc............     412,148

                                            -----------
                                              2,358,894

                                            -----------
Utilities--Natural Gas (2.0%):
   26,100 El Paso Corp.....................   1,019,988
   41,100 Williams Companies, Inc..........     634,995

                                            -----------
                                              1,654,983

                                            -----------
  Total Common Stocks                        82,192,515

                                            -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Equity Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

                          Security              Market
    Shares               Description            Value
   ---------      -------------------------   -----------
Investments in Affiliates (1.7%):
Investment Companies (1.7%):
1,442,980       American Performance Cash
                 Management Fund............. $ 1,442,980

                                              -----------
  Total Investments in Affiliates               1,442,980

                                              -----------
  Total Investments (Cost $87,970,908)
   (a)--99.8%                                  83,635,495
  Other assets in excess of liabilities--0.2%     131,663

                                              -----------
  Net Assets--100.0%                          $83,767,158

                                              ===========

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

                   Unrealized appreciation.... $  7,184,546
                   Unrealized depreciation....  (11,519,959)
                                               ------------
                   Net unrealized depreciation $ (4,335,413)
                                               ============

(b) Represents non-income producing securities.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Growth Equity Fund

                       Schedule of Portfolio Investments
                               February 28, 2002
                                  (Unaudited)

                       Security                Market
  Shares              Description              Value
 ---------  -------------------------------  -----------
Common Stocks (98.0%):
Beverages (5.4%):
   51,200   Coca-Cola Co.................... $ 2,426,368
   40,900   Pepsi Bottling Group, Inc.......   1,016,365
   36,400   PepsiCo, Inc....................   1,838,200

                                             -----------
                                               5,280,933

                                             -----------
Business Equipment & Services (1.9%):
   34,300   Concord EFS, Inc................   1,030,029
   23,900   Paychex, Inc....................     883,105

                                             -----------
                                               1,913,134

                                             -----------
Casinos/Gaming (1.2%):
   28,000   Harrah's Entertainment, Inc.....   1,132,320

                                             -----------
Computer Hardware (0.7%):
   85,000   Sun Microsystems, Inc. (b)......     723,350

                                             -----------
Computer Software & Services (8.7%):
  109,600   Microsoft Corp. (b).............   6,394,064
  128,900   Oracle Corp. (b)................   2,142,318

                                             -----------
                                               8,536,382

                                             -----------
Computers & Peripherals (8.4%):
  154,400   Cisco Systems, Inc. (b).........   2,203,288
   73,100   Dell Computer Corp. (b).........   1,804,839
   51,400   EMC Corp. (b)...................     560,260
   37,100   International Business Machines
             Corp...........................   3,640,252

                                             -----------
                                               8,208,639

                                             -----------
Consumer Products (6.8%):
   21,400   Avon Products, Inc..............   1,106,166
   16,900   Colgate-Palmolive Co............     946,062
   46,000   Philip Morris Cos., Inc.........   2,422,360
   26,100   Procter & Gamble Co.............   2,213,019

                                             -----------
                                               6,687,607

                                             -----------
Diversified Manufacturing Operations (9.8%):
  182,000   General Electric Co.............   7,007,000
   14,100   Johnson Controls, Inc...........   1,251,516
   11,500   Minnesota Mining &
             Manufacturing Co...............   1,356,195

                                             -----------
                                               9,614,711

                                             -----------
Financial Services (2.7%):
   22,700   Fannie Mae......................   1,776,275
   18,100   State Street Corp...............     917,670

                                             -----------
                                               2,693,945

                                             -----------
Food Products & Services (1.2%):
   24,600   General Mills, Inc..............   1,137,258

                                             -----------

                      Security               Market
  Shares             Description             Value
---------  ------------------------------- -----------
Common Stocks, continued:
Health Care (5.2%):
   62,400  Johnson & Johnson.............. $ 3,800,160
   29,100  Medtronic, Inc.................   1,296,114

                                           -----------
                                             5,096,274

                                           -----------
Insurance (1.9%):
   14,800  Loews Corp.....................     863,284
    9,500  Marsh & McLennan Cos., Inc.....   1,002,725

                                           -----------
                                             1,866,009

                                           -----------
Oil & Gas Exploration, Production and Services (0.8%):
   18,300  Valero Energy Corp.............     783,789

                                           -----------
Paper Products (1.2%):
   18,200  Kimberly-Clark Corp............   1,139,320

                                           -----------
Pharmaceuticals (21.3%):
   29,500  Abbott Laboratories............   1,668,225
   25,700  American Home Products Corp....   1,633,235
   24,300  Amgen, Inc. (b)................   1,408,914
   51,600  Bristol-Myers Squibb Co........   2,425,200
   16,600  Cardinal Health, Inc...........   1,097,094
   23,800  Eli Lilly & Co.................   1,802,374
   43,400  Merck & Co., Inc...............   2,661,722
  126,800  Pfizer, Inc....................   5,193,728
   43,500  Pharmacia Corp.................   1,785,675
   35,900  Schering-Plough Corp...........   1,238,191

                                           -----------
                                            20,914,358

                                           -----------
Retail (12.5%):
   53,000  Home Depot, Inc................   2,650,000
   18,300  Kohl's Corp. (b)...............   1,238,361
   24,200  Lowe's Cos., Inc...............   1,095,050
   19,400  Sears, Roebuck & Co............   1,020,052
   83,500  Wal-Mart Stores, Inc...........   5,177,835
   26,600  Walgreen Co....................   1,070,384

                                           -----------
                                            12,251,682

                                           -----------
Semiconductors (6.5%):
   33,600  Applied Materials, Inc. (b)....   1,460,592
  140,000  Intel Corp.....................   3,997,000
   32,000  Texas Instruments, Inc.........     939,200

                                           -----------
                                             6,396,792

                                           -----------
Telecommunications (0.8%):
   23,300  QUALCOMM, Inc. (b).............     774,725

                                           -----------
Television (1.0%):
   23,500  Univision Communications, Inc.,
            Class A (b)...................     969,140

                                           -----------
  Total Common Stocks                       96,120,368

                                           -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Growth Equity Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

                         Security               Market
    Shares              Description             Value
  ---------      -------------------------    -----------
Investments in Affiliates (2.0%):
Investment Companies (2.0%):
1,984,020      American Performance Cash
                Management Fund.............. $ 1,984,020

                                              -----------
  Total Investments in Affiliates               1,984,020

                                              -----------
  Total Investments
   (Cost $76,201,751) (a)--100.0%              98,104,388
  Other assets in excess of liabilities--0.0%      40,320

                                              -----------
  Net Assets--100.0%                          $98,144,708

                                              ===========

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $25,436,821
                    Unrealized depreciation....  (3,534,184)
                                                -----------
                    Net unrealized appreciation $21,902,637
                                                ===========

(b) Represents non-income producing securities.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Small Cap Equity Fund

                       Schedule of Portfolio Investments
                               February 28, 2002
                                  (Unaudited)

                    Security                 Market
Shares             Description               Value
------- ---------------------------------- ----------
Common Stocks (95.4%):
Aerospace/Defense (0.7%):
    600 Alliant Techsystems, Inc. (b)..... $   56,346

                                           ----------
Airlines (1.9%):
  4,200 Midwest Express Holdings, Inc. (b)     79,464
  2,700 SkyWest, Inc......................     68,580

                                           ----------
                                              148,044

                                           ----------
Apparel/Footwear (1.0%):
  5,600 Phillips-Van Heusen Corp..........     81,144

                                           ----------
Automotive (1.9%):
  2,300 Group 1 Automotive, Inc. (b)......     86,319
  6,100 Wabash National Corp..............     67,039

                                           ----------
                                              153,358

                                           ----------
Automotive Parts (2.8%):
  2,900 CLARCOR, Inc......................     81,548
  1,600 O'Reilly Automotive, Inc. (b).....     52,880
  6,400 TBC Corp. (b).....................     86,400

                                           ----------
                                              220,828

                                           ----------
Banking (4.0%):
  3,600 Cullen/Frost Bankers, Inc.........    124,020
  3,500 Staten Island Bancorp, Inc. (b)...     64,925
  4,730 Washington Federal, Inc...........    122,696

                                           ----------
                                              311,641

                                           ----------
Beverages (1.2%):
  1,800 Constellation Brands, Inc. (b)....     97,830

                                           ----------
Building Materials (1.8%):
  1,900 Butler Manufacturing Co...........     47,462
  2,900 Hughes Supply, Inc................     91,814

                                           ----------
                                              139,276

                                           ----------
Business Equipment & Services (7.5%):
  2,100 Administaff, Inc. (b).............     50,379
  1,500 Fair, Issac & Co., Inc............     92,025
  1,400 Global Payments, Inc..............     42,798
  2,100 NDCHealth Corp....................     71,484
  4,500 Standard Register Co..............    110,700
  3,000 United Stationers, Inc. (b).......    117,750
  1,900 Zebra Technologies Corp.,
         Class A (b)......................     97,831

                                           ----------
                                              582,967

                                           ----------
Casinos/Gaming (1.6%):
  5,500 Aztar Corp. (b)...................    126,225

                                           ----------

                        Security                   Market
 Shares                Description                 Value
-------- --------------------------------------- ----------
Common Stocks, continued:
Chemicals (2.0%):
   1,800 Cambrex Corp........................... $   74,502
   1,800 Scotts Co., Class A (b)................     84,618

                                                 ----------
                                                    159,120

                                                 ----------
Commercial Services (1.9%):
   1,800 ABM Industries, Inc....................     58,860
   3,600 Regis Corp.............................     91,368

                                                 ----------
                                                    150,228

                                                 ----------
Computer Hardware (0.8%):
   7,500 Pinnacle Systems, Inc..................     59,850

                                                 ----------
Computer Software & Services (3.1%):
   1,800 Arbitron, Inc..........................     55,440
   1,400 CACI International, Inc., Class A (b)..     47,530
   4,500 FileNET Corp. (b)......................     73,755
   1,500 THQ, Inc. (b)..........................     67,590

                                                 ----------
                                                    244,315

                                                 ----------
Computers & Peripherals (1.7%):
   2,700 Anixter International, Inc. (b)........     69,849
   1,400 Black Box Corp. (b)....................     65,800

                                                 ----------
                                                    135,649

                                                 ----------
Construction (0.8%):
   2,100 URS Corp. (b)..........................     65,730

                                                 ----------
Diversified Manufacturing Operations (2.1%):
   2,400 IDEX Corp..............................     85,920
   1,700 Roper Industries, Inc..................     79,475

                                                 ----------
                                                    165,395

                                                 ----------
Educational Services (0.7%):
   1,300 ITT Educational Services, Inc. (b).....     57,265

                                                 ----------
Electronic Components/Instruments (4.7%):
   1,800 Coherent, Inc. (b).....................     51,084
   2,400 Electro Scientific Industries, Inc. (b)     76,704
   2,300 Harman International Industries, Inc...    107,640
   6,100 Pioneer-Standard Electronics, Inc......     73,017
   2,900 Technitrol, Inc........................     63,162

                                                 ----------
                                                    371,607

                                                 ----------
Financial Services (0.9%):
   1,500 Downey Financial Corp..................     71,220

                                                 ----------
Food Products & Services (4.9%):
   2,400 Fleming Companies, Inc.................     39,120
   4,600 Great Atlantic & Pacific Tea Co., Inc..    124,660
   3,700 International Multifoods Corp..........     77,885

                                   Continued

AMERICAN PERFORMANCE FUNDS
Small Cap Equity Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

                      Security                 Market
 Shares              Description               Value
-------- ----------------------------------- ----------
Common Stocks, continued:
Food Products & Services, continued:
   2,300 Nash Finch Co...................... $   65,826
   2,000 Performance Food Group Co. (b).....     74,580

                                             ----------
                                                382,071

                                             ----------
Health Care (5.2%):
   2,500 AdvancePCS (b).....................     79,800
   1,400 Cerner Corp. (b)...................     60,816
   3,100 Cognex Corp. (b)...................     71,641
   3,200 Coventry Health Care, Inc. (b).....     73,792
   2,200 Orthodontic Centers of America,
          Inc. (b)..........................     54,868
   3,500 Owens & Minor, Inc.................     66,500

                                             ----------
                                                407,417

                                             ----------
Home Builders (2.5%):
   1,500 Ryland Group, Inc..................    133,995
   1,300 Toll Brothers, Inc. (b)............     63,752

                                             ----------
                                                197,747

                                             ----------
Insurance (3.0%):
   3,300 First American Corp................     65,307
   1,600 Hilb, Rogal & Hamilton Co. (b).....     56,880
   2,600 Selective Insurance Group, Inc.....     59,774
   3,000 Stewart Information Services
          Corp. (b).........................     51,000

                                             ----------
                                                232,961

                                             ----------
Machinery & Equipment (0.9%):
   5,300 JLG Industries, Inc................     74,624

                                             ----------
Medical -- Biotechnology (1.7%):
   2,000 Pharmaceutical Product Development,
          Inc. (b)..........................     62,320
   2,300 Techne Corp. (b)...................     67,942

                                             ----------
                                                130,262

                                             ----------
Medical Equipment & Supplies (4.3%):
   2,900 CONMED Corp. (b)...................     59,769
   1,300 ResMed, Inc. (b)...................     47,268
   2,200 Respironics, Inc. (b)..............     64,680
   4,400 SpaceLabs Medical, Inc. (b)........     63,140
   2,600 Varian Medical Systems, Inc. (b)...    104,988

                                             ----------
                                                339,845

                                             ----------
Metals -- Processing & Fabrication (0.8%):
   5,800 A.M. Castle & Co...................     63,742
     575 Commonwealth Industries, Inc.......      3,019

                                             ----------
                                                 66,761

                                             ----------

                       Security                  Market
 Shares               Description                Value
-------- ------------------------------------- ----------
Common Stocks, continued:
Oil & Gas Exploration, Production and Services (4.3%):
   2,000 Newfield Exploration Co. (b)......... $   72,580
   9,100 Seitel, Inc. (b).....................     79,170
   4,700 Veritas DGC, Inc. (b)................     64,907
   6,500 XTO Energy, Inc......................    122,460

                                               ----------
                                                  339,117

                                               ----------
Pharmaceuticals (2.3%):
   1,700 Cephalon, Inc. (b)...................     99,110
   1,500 Medicis Pharmaceutical Corp.,
          Class A (b).........................     83,985

                                               ----------
                                                  183,095

                                               ----------
Recreation (0.8%):
   3,500 Bally Total Fitness Holding Corp.....     59,325

                                               ----------
Restaurants (2.8%):
   3,100 Cheesecake Factory, Inc. (b).........    105,741
   5,600 Ruby Tuesday, Inc....................    113,120

                                               ----------
                                                  218,861

                                               ----------
Retail (5.5%):
   2,400 Insight Enterprises, Inc. (b)........     51,216
   2,700 Men's Wearhouse, Inc. (b)............     66,312
   3,400 Michaels Stores, Inc. (b)............    101,320
   3,000 Pier 1 Imports, Inc..................     59,910
   2,400 School Specialty, Inc. (b)...........     67,248
   2,700 Wet Seal, Inc., Class A (b)..........     88,668

                                               ----------
                                                  434,674

                                               ----------
Semiconductors (5.2%):
   7,000 Alliance Semiconductor Corp. (b).....     74,830
   5,400 Applied Industrial Technologies, Inc.    102,492
   7,300 Axcelis Technologies, Inc. (b).......     89,133
   6,000 Bell Microproducts, Inc. (b).........     65,940
   2,700 Photronics, Inc. (b).................     78,003

                                               ----------
                                                  410,398

                                               ----------
Telecommunications (0.8%):
   9,800 Audiovox Corp. (b)...................     64,778

                                               ----------
Transportation & Shipping (3.3%):
   2,400 Arkansas Best Corp. (b)..............     64,368
   2,900 Roadway Express, Inc.................    108,460
   3,800 Yellow Corp. (b).....................     88,160

                                               ----------
                                                  260,988

                                               ----------
Utilities--Electric (2.0%):
   4,100 Avista Corp..........................     59,860
   2,100 CH Energy Group, Inc.................     96,852

                                               ----------
                                                  156,712

                                               ----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Small Cap Equity Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2002
                                  (Unaudited)

                           Security                Market
    Shares                Description              Value
   --------        --------------------------    ----------
Common Stocks, continued:
Utilities--Natural Gas (2.0%):
   2,500        Energen Corp.................... $   56,350
   2,200        New Jersey Resources Corp.......    100,298

                                                 ----------
                                                    156,648

                                                 ----------
  Total Common Stocks                             7,514,322

                                                 ----------
Investments in Affiliates (4.5%):
Investment Companies (4.5%):
 352,370        American Performance Cash
                 Management Fund................    352,370

                                                 ----------
  Total Investments in Affiliates                   352,370

                                                 ----------
  Total Investments (Cost $6,463,690) (a)--99.9%  7,866,692
  Other assets in excess of liabilities--0.1%        10,863

                                                 ----------
  Net Assets--100.0%                             $7,877,555

                                                 ==========

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $1,662,492
                    Unrealized depreciation....   (259,490)
                                                ----------
                    Net unrealized appreciation $1,403,002
                                                ==========

(b) Represents non-income producing securities.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                         Notes to Financial Statements
                               February 28, 2002
                                  (Unaudited)

1. Organization:

  The American Performance Funds (the "Funds") were organized on October 1, 1987, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust. The Funds presently offer shares of the U.S. Treasury Fund, the Institutional U.S. Treasury Fund, the Cash Management Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the Equity Fund, the Growth Equity Fund, and the Small Cap Equity Fund (individually referred to as a ''Fund'' and collectively, "the Funds").

2. Significant Accounting Policies:

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the money market funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

     Investments in common stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities, and U.S. Government agency securities of the variable net asset value funds, are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. The variable net asset value funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect market values which may be established through the use of electronic and matrix techniques. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

     Security Transactions and Related Income:

     Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Securities Purchased on a When-issued Basis and Delayed Delivery Basis:

     Each Fund may purchase securities on a ''when-issued'' basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal

                                   Continued

AMERICAN PERFORMANCE FUNDS

                               February 28, 2002
                                  (Unaudited)

     in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date. The Funds held no when-issued securities as of February 28, 2002.

     Organization Costs:

     All expenses incurred in connection with the Growth Equity Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are amortized over a period of five years commencing with the date of the initial public offering.

     On June 30, 1998 the Funds adopted Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities." Under the provisions of SOP 98-5, costs associated with organizing a fund which commences operating subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method.

     Repurchase Agreements:

     Each Fund may acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government securities.

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Fund, Institutional U.S. Treasury Fund, and the Cash Management Fund. Dividends from net investment income are declared daily and paid monthly for the Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, and Bond Fund. Dividends from net investment income are declared and paid quarterly for the Balanced Fund, Equity Fund, Growth Equity Fund and Small Cap Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.


                                   Continued

AMERICAN PERFORMANCE FUNDS

                               February 28, 2002
                                  (Unaudited)

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Recent Accounting Pronouncements:

     As required, effective September 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and accreting discounts on debt securities. Prior to September 1, 2001, the Intermediate Bond Fund did not amortize premiums or accrete discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in the following change in cost of securities and the corresponding change in net unrealized appreciation and net investment income, based on securities held by the Funds on September 1, 2001.

                           Cost of          Unrealized         Net Investment
   Fund                   Securities Appreciation/Depreciation     Income
   ----                   ---------- ------------------------- --------------
   Intermediate Bond Fund  (73,079)           73,079              (73,079)

3. Related Party Transactions:

  Investment Concepts, Inc. ("Investment Concepts"), a separate, wholly-owned subsidiary of Bank of Oklahoma N.A. (''BOK''), serves as investment adviser to the Funds. Under the terms of the Investment Advisory Agreement, Investment Concepts is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule.

                                                      Annual Advisory Fee
                                                (as a percentage of net assets)
                                                -------------------------------
U.S. Treasury Fund.............................              0.40%
Institutional U.S. Treasury Fund...............              0.15%
Cash Management Fund...........................              0.40%
Intermediate Tax-Free Bond Fund................              0.55%
Short-Term Income Fund.........................              0.55%
Intermediate Bond Fund.........................              0.55%
Bond Fund......................................              0.55%
Balanced Fund..................................              0.74%
Equity Fund....................................              0.69%
Growth Equity Fund.............................              0.69%
Small Cap Equity Fund..........................              0.69%

  BOK serves the Funds as custodian for which it is paid a fee up to 0.03% of each Fund's average daily net assets.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (''BISYS''), and BISYS Fund Services Ohio, Inc. (''BISYS Ohio'') are subsidiaries of The BISYS Group, Inc. BISYS Ohio, with whom certain officers of the Funds are affiliated, serves the Funds as administrator. Such officers are paid no fees directly by the Funds for serving as officers of the Funds. For administration services BISYS Ohio is entitled to an annual fee of 0.20% of the average daily net assets of each of the Funds. Under a Sub-Administration Agreement, BISYS Ohio pays BOK a fee of up to 0.05% of each Fund's average daily net assets to perform certain administrative duties for the Funds. The fees paid to BOK by BISYS Ohio for such services come out of BISYS Ohio's fees and are not an additional charge to the Funds. BISYS Ohio also serves the Funds as transfer agent and fund accountant.

  The Funds, except for the Institutional U.S. Treasury Fund, have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS,

                                   Continued

AMERICAN PERFORMANCE FUNDS

                   Notes to Financial Statements, Concluded
                               February 28, 2002
                                  (Unaudited)

  as distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Funds, and may be used by BISYS to pay banks, including BOK, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the variable net asset value funds. For the six months ended February 28, 2002, BISYS received $19,692 from commissions earned on sales of shares of the variable net asset value funds, $18,578 of which was reallowed to affiliated broker/dealers of the Funds.

  From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios.

4. Purchases and Sales of Securities:

  Purchases and sales of securities (excluding short-term securities) for the six months ended February 28, 2002 are as follows:

                                             Purchases     Sales
                                            ----------- -----------
            Intermediate Tax-Free Bond Fund $        -- $ 1,898,438
            Short-Term Income Fund.........  46,846,835  41,213,612
            Intermediate Bond Fund.........  38,781,121  36,483,410
            Bond Fund......................  47,825,923  51,194,935
            Balanced Fund..................  14,998,455  17,379,287
            Equity Fund....................  41,990,533  56,864,450
            Growth Equity Fund.............  21,939,622  15,024,801
            Small Cap Equity Fund..........   1,868,977   1,937,561

5. Concentration of Credit Risk:

  The Intermediate Tax-Free Bond Fund invests primarily in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of February 28, 2002, (as a percentage of total investments):

                                             Intermediate
                                               Tax-Free
                                              Bond Fund
                                             ------------
                       Airport..............      1.40%
                       Development..........      2.06%
                       Education............      1.98%
                       Facilities...........      4.71%
                       General Obligation...     21.08%
                       Higher Education.....      6.03%
                       Medical..............     13.57%
                       Multi-family Housing.      2.03%
                       Pollution............      6.19%
                       Power................      3.53%
                       School District......      6.95%
                       Single-family Housing      4.05%
                       Student Loan.........      0.99%
                       Transportation.......      1.35%
                       Utilities............     15.93%
                       Water................      8.15%
                                                ------
                                                100.00%

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                   U.S. Treasury Fund
                                            ----------------------------------------------------------------
                                             Six Months
                                               Ended                      Year Ended August 31,
                                            February 28,    ------------------------------------------------
                                                2002          2001      2000      1999      1998      1997
                                            ------------    --------  --------  --------  --------  --------
                                            (Unaudited)
Net Asset Value, Beginning of Period.......   $  1.000      $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                                              --------      --------  --------  --------  --------  --------
Investment Activities
  Net investment income....................      0.007         0.045     0.051     0.042     0.048     0.046
                                              --------      --------  --------  --------  --------  --------
    Total from Investment Activities.......      0.007         0.045     0.051     0.042     0.048     0.046
                                              --------      --------  --------  --------  --------  --------
Distributions
  Net investment income....................     (0.007)       (0.045)   (0.051)   (0.042)   (0.048)   (0.046)
                                              --------      --------  --------  --------  --------  --------
    Total Distributions....................     (0.007)       (0.045)   (0.051)   (0.042)   (0.048)   (0.046)
                                              --------      --------  --------  --------  --------  --------
Net Asset Value, End of Period.............   $  1.000      $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                                              ========      ========  ========  ========  ========  ========
Total Return...............................       0.75% (a)     4.63%     5.20%     4.26%     4.94%     4.74%

Ratios/Supplemental Data:
  Net Assets at end of period (000)........   $622,563      $626,404  $608,410  $394,415  $388,319  $298,424
  Ratio of expenses to average net assets..       0.70% (b)     0.70%     0.71%     0.71%     0.72%     0.72%
  Ratio of net investment income to
   average net assets......................       1.50% (b)     4.51%     5.11%     4.17%     4.83%     4.65%
  Ratio of expenses to average net assets*.       0.95% (b)     0.95%     0.96%     0.96%     0.97%     0.97%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                             Institutional
                                                           U.S. Treasury Fund
                                                           ------------------
                                                                 Period
                                                                 Ended
                                                              February 28,
                                                                2002 (a)
                                                           ------------------
                                                              (Unaudited)
   Net Asset Value, Beginning of Period...................      $ 1.000
                                                                -------
   Investment Activities
     Net investment income................................        0.006
                                                                -------
       Total from Investment Activities...................        0.006
                                                                -------
   Distributions
     Net investment income................................       (0.006)
                                                                -------
       Total Distributions................................       (0.006)
                                                                -------
   Net Asset Value, End of Period.........................      $ 1.000
                                                                =======
   Total Return...........................................         0.61%(b)

   Ratios/Supplemental Data:
     Net Assets at end of period (000)....................      $60,082
     Ratio of expenses to average net assets..............         0.26%(c)
     Ratio of net investment income to average net assets.         1.68%(c)
     Ratio of expenses to average net assets*.............         0.51%(c)

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period October 19, 2001 (commencement of operations) through February 28, 2002.
(b) Not annualized.
(c) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                   Cash Management Fund
                                            ---------------------------------------------------------------
                                             Six Months
                                               Ended                      Year Ended August 31,
                                            February 28,   ------------------------------------------------
                                                2002         2001      2000      1999      1998      1997
                                            ------------   --------  --------  --------  --------  --------
                                            (Unaudited)
Net Asset Value, Beginning of Period.......   $  1.000     $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                                              --------     --------  --------  --------  --------  --------
Investment Activities
  Net investment income....................      0.010        0.049     0.054     0.045     0.050     0.049
  Net realized losses on investment
   transactions............................         --           --        --        --        --    (0.010)
                                              --------     --------  --------  --------  --------  --------
    Total from Investment Activities.......      0.010        0.049     0.054     0.045     0.050     0.039
                                              --------     --------  --------  --------  --------  --------
Distributions
  Net investment income....................     (0.010)      (0.049)   (0.054)   (0.045)   (0.050)   (0.049)
                                              --------     --------  --------  --------  --------  --------
    Total Distributions....................     (0.010)      (0.049)   (0.054)   (0.045)   (0.050)   (0.049)
                                              --------     --------  --------  --------  --------  --------
  Capital Contributions....................         --           --        --        --        --     0.010
                                              --------     --------  --------  --------  --------  --------
Net Asset Value, End of Period.............   $  1.000     $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                                              ========     ========  ========  ========  ========  ========
Total Return...............................       0.97%(b)     4.99%     5.55%     4.63%     5.14%     5.05%(a)

Ratios/Supplemental Data:
  Net Assets at end of period (000)........   $858,436     $731,152  $647,086  $551,880  $466,571  $331,095
  Ratio of expenses to average net assets..       0.54%(c)     0.54%     0.55%     0.65%     0.71%     0.72%
  Ratio of net investment income to
   average net assets......................       1.92%(c)     4.81%     5.42%     4.53%     5.02%     4.93%
  Ratio of expenses to average net assets*.       0.94%(c)     0.94%     0.95%     0.95%     0.96%     0.97%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The total return includes the effect of a capital contribution of $0.010 per share. The return without the capital contribution would have been 4.05%.
(b) Not annualized.
(c) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights


                                                              Intermediate Tax-Free Bond Fund
                                                 ---------------------------------------------------------
                                                  Six Months
                                                    Ended                 Year Ended August 31,
                                                 February 28,  -------------------------------------------
                                                     2002       2001     2000     1999     1998     1997
                                                 ------------  -------  -------  -------  -------  -------
                                                 (Unaudited)
Net Asset Value, Beginning of Period............   $ 10.97     $ 10.56  $ 10.51  $ 10.99  $ 10.78  $ 10.57
                                                   -------     -------  -------  -------  -------  -------
Investment Activities
  Net investment income.........................      0.23        0.47     0.47     0.47     0.48     0.49
  Net realized/unrealized gains (losses) on
   investment transactions......................     (0.05)       0.42     0.11    (0.44)    0.28     0.21
                                                   -------     -------  -------  -------  -------  -------
    Total from Investment Activities............      0.18        0.89     0.58     0.03     0.76     0.70
                                                   -------     -------  -------  -------  -------  -------
Distributions
  Net investment income.........................     (0.23)      (0.47)   (0.47)   (0.47)   (0.48)   (0.49)
  Net realized gains on investment transactions.     (0.05)      (0.01)   (0.06)   (0.04)   (0.07)      --
                                                   -------     -------  -------  -------  -------  -------
    Total Distributions.........................     (0.28)      (0.48)   (0.53)   (0.51)   (0.55)   (0.49)
                                                   -------     -------  -------  -------  -------  -------
Net Asset Value, End of Period..................   $ 10.87     $ 10.97  $ 10.56  $ 10.51  $ 10.99  $ 10.78
                                                   =======     =======  =======  =======  =======  =======
Total Return (excludes sales charge)............      1.68%(a)    8.57%    5.78%    0.19%    7.28%    6.79%

Ratios/Supplemental Data:
  Net Assets at end of period (000).............   $26,226     $28,618  $26,902  $30,353  $30,454  $26,544
  Ratio of expenses to average net assets.......      0.76%(b)    0.75%    0.77%    0.75%    0.74%    0.74%
  Ratio of net investment income to average net
   assets.......................................      4.27%(b)    4.37%    4.58%    4.33%    4.44%    4.61%
  Ratio of expenses to average net assets*......      1.21%(b)    1.20%    1.22%    1.20%    1.19%    1.19%
  Portfolio turnover............................      0.00%       9.20%    0.00%   11.96%   19.10%   11.38%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights


                                                                   Short-Term Income Fund
                                                 ---------------------------------------------------------
                                                  Six Months
                                                    Ended                 Year Ended August 31,
                                                 February 28,  -------------------------------------------
                                                     2002       2001     2000     1999     1998     1997
                                                 ------------  -------  -------  -------  -------  -------
                                                 (Unaudited)
Net Asset Value, Beginning of Period............   $ 10.24     $  9.93  $  9.89  $ 10.12  $  9.92  $  9.79
                                                   -------     -------  -------  -------  -------  -------
Investment Activities
  Net investment income.........................      0.27        0.60     0.62     0.59     0.62     0.61
  Net realized/unrealized gains (losses) on
   investment transactions......................      0.06        0.31     0.04    (0.23)    0.20     0.14
                                                   -------     -------  -------  -------  -------  -------
    Total from Investment Activities............      0.33        0.91     0.66     0.36     0.82     0.75
                                                   -------     -------  -------  -------  -------  -------
Distributions
  Net investment income.........................     (0.25)      (0.60)   (0.62)   (0.59)   (0.62)   (0.61)
  In excess of net investment income............        --          --       --       --       --    (0.01)
  Net realized gains on investment transactions.     (0.04)         --       --       --       --       --
                                                   -------     -------  -------  -------  -------  -------
    Total Distributions.........................     (0.29)      (0.60)   (0.62)   (0.59)   (0.62)   (0.62)
                                                   -------     -------  -------  -------  -------  -------
Net Asset Value, End of Period..................   $ 10.28     $ 10.24  $  9.93  $  9.89  $ 10.12  $  9.92
                                                   =======     =======  =======  =======  =======  =======
Total Return (excludes sales charge)............      3.24%(a)    9.37%    6.92%    3.66%    8.47%    7.85%

Ratios/Supplemental Data:
  Net Assets at end of period (000).............   $84,849     $75,458  $61,650  $62,523  $32,390  $15,658
  Ratio of expenses to average net assets.......      0.54%(b)    0.56%    0.57%    0.56%    0.41%    0.33%
  Ratio of net investment income to average net
   assets.......................................      5.25%(b)    5.87%    6.30%    5.85%    6.15%    6.14%
  Ratio of expenses to average net assets*......      1.19%(b)    1.19%    1.21%    1.24%    1.22%    1.16%
  Portfolio turnover............................     55.62%      63.55%   50.34%  109.69%   60.02%   37.55%

--------
* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                          Intermediate Bond Fund
                                                        ---------------------------------------------------------
                                                         Six Months
                                                           Ended                 Year Ended August 31,
                                                        February 28,  -------------------------------------------
                                                            2002       2001     2000     1999     1998     1997
                                                        ------------  -------  -------  -------  -------  -------
                                                        (Unaudited)
Net Asset Value, Beginning of Period...................   $ 10.47     $ 10.08  $ 10.08  $ 10.50  $ 10.23  $ 10.01
                                                          -------     -------  -------  -------  -------  -------
Investment Activities
  Net investment income................................      0.27        0.59     0.60     0.60     0.61     0.60
  Net realized/unrealized gains (losses) on investment
   transactions........................................      0.06        0.39       --    (0.42)    0.27     0.22
                                                          -------     -------  -------  -------  -------  -------
    Total from Investment Activities...................      0.33        0.98     0.60     0.18     0.88     0.82
                                                          -------     -------  -------  -------  -------  -------
Distributions
  Net investment income................................     (0.27)      (0.59)   (0.60)   (0.60)   (0.61)   (0.60)
                                                          -------     -------  -------  -------  -------  -------
    Total Distributions................................     (0.27)      (0.59)   (0.60)   (0.60)   (0.61)   (0.60)
                                                          -------     -------  -------  -------  -------  -------
Net Asset Value, End of Period.........................   $ 10.53     $ 10.47  $ 10.08  $ 10.08  $ 10.50  $ 10.23
                                                          =======     =======  =======  =======  =======  =======
Total Return (excludes sales charge)...................      3.21%(a)   10.01%    6.21%    1.73%    8.80%    8.38%

Ratios/Supplemental Data:
  Net Assets at end of period (000)....................   $98,636     $96,908  $84,218  $87,132  $85,382  $77,319
  Ratio of expenses to average net assets..............      0.94%(b)    0.95%    0.96%    0.97%    0.95%    0.93%
  Ratio of net investment income to average net
   assets..............................................      5.16%(b)    5.76%    6.04%    5.80%    5.86%    5.89%
  Ratio of expenses to average net assets*.............      1.16%(b)    1.15%    1.17%    1.17%    1.15%    1.13%
  Portfolio turnover...................................     39.52%      62.71%   34.32%   34.47%   31.98%   40.77%

--------
* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                                     Bond Fund
                                                            ----------------------------------------------------------
                                                             Six Months
                                                               Ended                  Year Ended August 31,
                                                            February 28,  --------------------------------------------
                                                                2002       2001     2000     1999      1998     1997
                                                            ------------  -------  -------  -------   -------  -------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.......................   $  9.67     $  9.17  $  9.18  $  9.76   $  9.29  $  8.99
                                                              -------     -------  -------  -------   -------  -------
Investment Activities
 Net investment income.....................................      0.25        0.55     0.57     0.57      0.57     0.58
 Net realized/unrealized gains (losses) on investment
   transactions............................................      0.12        0.50    (0.01)   (0.58)     0.47     0.30
                                                              -------     -------  -------  -------   -------  -------
   Total from Investment Activities........................      0.37        1.05     0.56    (0.01)     1.04     0.88
                                                              -------     -------  -------  -------   -------  -------
Distributions
 Net investment income.....................................     (0.26)      (0.55)   (0.57)   (0.57)    (0.57)   (0.58)
 Net realized gains on investment transactions.............     (0.07)         --       --       --        --       --
                                                              -------     -------  -------  -------   -------  -------
   Total Distributions.....................................     (0.33)      (0.55)   (0.57)   (0.57)    (0.57)   (0.58)
                                                              -------     -------  -------  -------   -------  -------
Net Asset Value, End of Period.............................   $  9.71     $  9.67  $  9.17  $  9.18   $  9.76  $  9.29
                                                              =======     =======  =======  =======   =======  =======
Total Return (excludes sales charge).......................      3.97%(a)   11.79%    6.38%   (0.19)%   11.54%   10.03%

Ratios/Supplemental Data:
 Net Assets at end of period (000).........................   $64,243     $65,462  $56,141  $62,721   $52,706  $35,454
 Ratio of expenses to average net assets...................      0.95%(b)    0.96%    0.97%    0.97%     0.96%    0.94%
 Ratio of net investment income to average net assets......      5.23%(b)    5.85%    6.31%    5.95%     6.02%    6.29%
 Ratio of expenses to average net assets*..................      1.16%(b)    1.16%    1.17%    1.17%     1.16%    1.14%
 Portfolio turnover........................................     73.60%      76.59%   27.39%   41.02%    47.80%   83.65%

--------
* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                               Balanced Fund
                                                        ----------------------------------------------------------
                                                         Six Months
                                                           Ended                  Year Ended August 31,
                                                        February 28,  --------------------------------------------
                                                            2002       2001      2000     1999     1998     1997
                                                        ------------  -------   -------  -------  -------  -------
                                                        (Unaudited)
Net Asset Value, Beginning of Period...................   $ 11.88     $ 13.86   $ 13.62  $ 12.37  $ 13.38  $ 11.28
                                                          -------     -------   -------  -------  -------  -------
Investment Activities
  Net investment income................................      0.14        0.29      0.31     0.34     0.40     0.41
  Net realized/unrealized gains (losses) on investment
   transactions........................................     (0.08)      (1.96)     1.37     1.90     0.21     2.46
                                                          -------     -------   -------  -------  -------  -------
    Total from Investment Activities...................      0.06       (1.67)     1.68     2.24     0.61     2.87
                                                          -------     -------   -------  -------  -------  -------
Distributions
  Net investment income................................     (0.15)      (0.31)    (0.31)   (0.34)   (0.34)   (0.41)
  Net realized gains on investment transactions........        --          --     (1.11)   (0.65)   (1.28)   (0.36)
  In excess of net realized gains on investment
   transactions........................................        --          --     (0.02)      --       --       --
                                                          -------     -------   -------  -------  -------  -------
    Total Distributions................................     (0.15)      (0.31)    (1.44)   (0.99)   (1.62)   (0.77)
                                                          -------     -------   -------  -------  -------  -------
Net Asset Value, End of Period.........................   $ 11.79     $ 11.88   $ 13.86  $ 13.62  $ 12.37  $ 13.38
                                                          =======     =======   =======  =======  =======  =======
Total Return (excludes sales charge)...................      0.51%(a)  (12.12)%   13.06%   18.51%    4.55%   26.33%

Ratios/Supplemental Data:
  Net Assets at end of period (000)....................   $58,063     $60,249   $70,636  $56,571  $40,656  $30,249
  Ratio of expenses to average net assets..............      0.75%(b)    0.75%     0.76%    0.67%    0.47%    0.36%
  Ratio of net investment income to average net assets.      2.38%(b)    2.39%     2.38%    2.52%    3.02%    3.34%
  Ratio of expenses to average net assets*.............      1.34%(b)    1.32%     1.35%    1.35%    1.34%    1.38%
  Portfolio turnover...................................     26.33%      84.73%   124.49%   99.94%   78.07%   66.12%

--------
* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                            Equity Fund
                                                 ----------------------------------------------------------------
                                                  Six Months
                                                    Ended                     Year Ended August 31,
                                                 February 28,   -------------------------------------------------
                                                     2002         2001       2000      1999      1998      1997
                                                 ------------   --------   --------  --------  --------  --------
                                                 (Unaudited)
Net Asset Value, Beginning of Period............   $ 10.78      $  17.48   $  18.16  $  15.06  $  17.33  $  13.73
                                                   -------      --------   --------  --------  --------  --------
Investment Activities
  Net investment income.........................      0.04          0.09       0.07      0.06      0.08      0.13
  Net realized/unrealized gains (losses) on
   investment transactions......................     (0.86)        (3.13)      2.52      4.06      0.19      5.03
                                                   -------      --------   --------  --------  --------  --------
    Total from Investment Activities............     (0.82)        (3.04)      2.59      4.12      0.27      5.16
                                                   -------      --------   --------  --------  --------  --------
Distributions
  Net investment income.........................     (0.05)        (0.09)     (0.06)    (0.06)    (0.07)    (0.13)
  In excess of net investment income............        --            --         --        --        --     (0.01)
  Net realized gains on investment transactions.     (1.90)        (3.57)     (3.21)    (0.96)    (2.47)    (1.42)
                                                   -------      --------   --------  --------  --------  --------
    Total Distributions.........................     (1.95)        (3.66)     (3.27)    (1.02)    (2.54)    (1.56)
                                                   -------      --------   --------  --------  --------  --------
Net Asset Value, End of Period..................   $  8.01      $  10.78   $  17.48  $  18.16  $  15.06  $  17.33
                                                   =======      ========   ========  ========  ========  ========
Total Return (excludes sales charge)............     (7.88)%(a)   (19.60)%    15.70%    27.92%     0.79%    40.23%
Ratios/Supplemental Data:
  Net Assets at end of period (000).............   $83,767      $109,685   $151,163  $183,777  $166,965  $170,887
  Ratio of expenses to average net assets.......      1.06%(b)      1.06%      1.07%     1.08%     1.07%     1.06%
  Ratio of net investment income to average net
   assets.......................................      0.87%(b)      0.76%      0.38%     0.33%     0.44%     0.88%
  Ratio of expenses to average net assets*......      1.27%(b)      1.25%      1.26%     1.27%     1.26%     1.25%
  Portfolio turnover............................     44.64%       124.00%    114.90%   120.70%    72.10%    93.82%

--------
* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                           Growth Equity Fund
                                                        -----------------------------------------------------
                                                         Six Months                                    Period
                                                           Ended          Year Ended August 31,        Ended
                                                        February 28,  -----------------------------  August 31,
                                                            2002       2001       2000       1999     1998(a)
                                                        ------------  -------   --------   --------  ----------
                                                        (Unaudited)
Net Asset Value, Beginning of Period...................   $  9.95     $ 16.57   $  15.46   $  11.25   $ 10.00
                                                          -------     -------   --------   --------   -------
Investment Activities
  Net investment income (loss).........................        --       (0.04)     (0.04)        --      0.02
  Net realized/unrealized gains (losses) on investment
   transactions........................................      0.21       (6.17)      3.10       4.67      1.25
                                                          -------     -------   --------   --------   -------
    Total from Investment Activities...................      0.21       (6.21)      3.06       4.67      1.27
                                                          -------     -------   --------   --------   -------
Distributions
  Net investment income................................        --          --         --      (0.01)    (0.02)
  In excess of net investment income...................        --          --         --      (0.01)       --
  Net realized gains on investment transactions........        --          --      (1.95)     (0.44)       --
  In excess of net realized gains on investment
   transactions........................................        --       (0.41)        --         --        --
                                                          -------     -------   --------   --------   -------
    Total Distributions................................        --       (0.41)     (1.95)     (0.46)    (0.02)
                                                          -------     -------   --------   --------   -------
Net Asset Value, End of Period.........................   $ 10.16     $  9.95   $  16.57   $  15.46   $ 11.25
                                                          =======     =======   ========   ========   =======
Total Return (excludes sales charge)...................      2.13%(b)  (38.04)%    20.45%     42.19%    12.69%(b)
Ratios/Supplemental Data:
  Net Assets at end of period (000)....................   $98,145     $89,439   $175,449   $135,376   $78,677
  Ratio of expenses to average net assets..............      1.07%(c)    1.07%      1.07%      1.09%     1.12%(c)
  Ratio of net investment income (loss) to average net
   assets..............................................      0.05%(c)   (0.27)%    (0.23)%     0.01%     0.24%(c)
  Ratio of expenses to average net assets*.............      1.27%(c)    1.26%      1.28%      1.28%     1.31%(c)
  Portfolio turnover...................................     16.59%      70.46%    124.30%    124.80%    36.08%

--------
* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period November 3, 1997 (commencement of operations) through August 31, 1998.
(b) Not annualized.
(c) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights


                                                                                  Small Cap Equity Fund
                                                                     --------------------------------------------
                                                                      Six Months                           Period
                                                                        Ended      Year Ended August 31,   Ended
                                                                     February 28,  --------------------  August 31,
                                                                         2002        2001         2000    1999(a)
                                                                     ------------   -------     -------  ----------
                                                                     (Unaudited)
Net Asset Value, Beginning of Period................................    $12.11      $ 12.54     $ 10.47    $10.00
                                                                        ------      -------     -------    ------
Investment Activities
  Net investment income.............................................      0.01         0.02        0.03      0.02
  Net realized/unrealized gains (losses) on investment transactions.      0.32        (0.36)       2.21      0.46
                                                                        ------      -------     -------    ------
    Total from Investment Activities................................      0.33        (0.34)       2.24      0.48
                                                                        ------      -------     -------    ------
Distributions
  Net investment income.............................................     (0.01)       (0.03)      (0.04)    (0.01)
  Net realized gains on investment transactions.....................     (0.32)       (0.06)      (0.13)       --
                                                                        ------      -------     -------    ------
    Total Distributions.............................................     (0.33)       (0.09)      (0.17)    (0.01)
                                                                        ------      -------     -------    ------
Net Asset Value, End of Period......................................    $12.11      $ 12.11     $ 12.54    $10.47
                                                                        ======      =======     =======    ======
Total Return (excludes sales charge)................................      2.84%(b)    (2.69)%     21.60%     4.77%(b)
Ratios/Supplemental Data:
  Net Assets at end of period (000).................................    $7,878      $ 7,454     $ 8,042    $7,390
  Ratio of expenses to average net assets...........................      0.71%(c)     0.66%       0.52%     0.70%(c)
  Ratio of net investment income to average net assets..............      0.09%(c)     0.18%       0.28%     0.37%(c)
  Ratio of expenses to average net assets*..........................      1.47%(c)     1.40%       1.47%     1.63%(c)
  Portfolio turnover................................................     26.30%      118.56%     164.17%    74.58%

--------
* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period February 17, 1999 (commencement of operations) through August 31, 1999.
(b) Not annualized.
(c) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

             Investment Adviser

             Investment Concepts, Inc.
             Bank Oklahoma Tower
             Tulsa, Oklahoma 74103

             Administrator & Distributor

             BISYS Fund Services
             3435 Stelzer Road
             Columbus, Ohio 43219

             Legal Counsel

             Ropes & Gray
             One Franklin Square
             1301 K Street N.W.
             Washington, DC 20005

             Auditors

             KPMG LLP
             191 West Nationwide Blvd.
             Suite 500
             Columbus, Ohio 43215


             Semiann-04/02